UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, NY			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	6/30/09

Form N-CSR is to be used by management investment companies to file  reports with the Commission not later than 10 days after the transmission to  stockholders of any report that is required to be transmitted to stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its  regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form  N-CSR, and the Commission will make this information public. A registrant is  not required to respond to the collection of information contained in Form  N-CSR unless the Form displays a currently valid Office of Management and  Budget (“OMB”) control number. Please direct comments concerning the accuracy  of the information collection burden estimate and any suggestions for reducing  the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,  NW, Washington, DC 20549-0609. The OMB has reviewed this collection of  information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

INVESTMENT MANAGEMENT

Morgan Stanley Series Funds

Morgan Stanley

Institutional Fund, Inc.

Global and International Equity Portfolios	U.S. Equity Portfolios
Active International Allocation Portfolio	Capital Growth Portfolio
Emerging Markets Portfolio	Focus Growth Portfolio
Global Franchise Portfolio	Large Cap Relative Value Portfolio
Global Real Estate Portfolio	Small Company Growth Portfolio
Global Value Equity Portfolio	U.S. Real Estate Portfolio
International Equity Portfolio	U.S. Small/Mid Cap Value Portfolio
International Growth Equity Portfolio
International Real Estate Portfolio	Fixed Income Portfolio
International Small Cap Portfolio	Emerging Markets Debt Portfolio

Semi-Annual Report

June 30, 2009

2009 Semi-Annual Report

June 30, 2009

Table of Contents

Shareholders’ Letter	2
Investment Advisory Agreement Approval	3
Expense Examples	6
Portfolios of Investments
Global and International Equity Portfolios:
Active International Allocation	8
Emerging Markets	20
Global Franchise	24
Global Real Estate	26
Global Value Equity	29
International Equity	31
International Growth Equity	34
International Real Estate	37
International Small Cap	39
U.S. Equity Portfolios:
Capital Growth	42
Focus Growth	44
Large Cap Relative Value	46
Small Company Growth	49
U.S. Real Estate	52
U.S. Small/Mid Cap Value	54
Fixed Income Portfolio:
Emerging Markets Debt	56
Statements of Assets and Liabilities	58
Statements of Operations	64
Statements of Changes in Net Assets	68
Financial Highlights	78
Notes to Financial Statements	111
U.S. Privacy Policy	127
Director and Officer Information	130

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(800) 548-7786. Please read the prospectuses carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Portfolios. Please see the prospectus for more complete information on investment risks.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended June 30, 2009. Our Fund currently offers 16 portfolios providing investors with a full array of global and domestic equity and fixed-income products. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund Trust, provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization) and fixed income (e.g., short, medium, and long duration and investment and non-investment grade).

Sincerely,

Randy Takian

President and Principal Executive Officer

July 2009

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding each Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser and Sub-Advisers together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Capital Growth, Focus Growth and International Growth Equity Portfolios was below the peer group averages for the one-, three- and five-year periods, as applicable.

The Board noted that the performance of the Active International Allocation, Emerging Markets Debt, Global Franchise, Global Value Equity, International Equity, Large Cap Relative Value and U.S. Real Estate Portfolios was better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Global Real Estate Portfolio was better than the peer group averages for the one-year period and the period since the end of August, 2006, the inception of the Portfolio.

The Board noted that the performance of the U.S. Small/Mid Cap Value Portfolio was better than the peer group averages for the one-year period and the period since the end of September, 2007, the inception of the Portfolio.

The Board noted that the performance of the International Real Estate Portfolio was better than the peer group average for the five-year period but below the peer group averages for the one- and three-year periods.

The Board noted that the performance of the International Small Cap Portfolio was better than the peer group average for the one-year period but below the peer group average for the three- and five-year periods. The Board also noted that performance of the International Small Cap Portfolio had recently improved.

The Board noted that the Small Company Growth Portfolio’s performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period.

The Board noted that the Emerging Markets Portfolio’s performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period.

Performance Conclusions

With respect to the Capital Growth, Focus Growth and International Growth Equity Portfolios, after discussion, the Board concluded that performance was acceptable.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

With respect to the Active International Allocation, Emerging Markets Debt, Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Real Estate, International Small Cap, Large Cap Relative Value, Small Company Growth, U.S. Real Estate and U.S. Small/Mid Cap Value Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios’ total expense ratios.

The Board noted that the management fees and total expense ratios for the Active International Allocation, Capital Growth, Emerging Markets Debt, Global Franchise, Global Value Equity, International Growth Equity, International Real Estate and Large Cap Relative Value Portfolios were lower than the peer group averages.

The Board noted for the Emerging Markets, International Small Cap, U.S. Real Estate and U.S. Small/Mid Cap Value Portfolios that while the management fees were higher but close to the peer group averages, the total expense ratios were lower than the peer group averages.

The Board noted for the Focus Growth Portfolio that while the management fee was lower than the peer group average, the total expense ratio was higher but close to the peer group average.

The Board noted for the Global Real Estate and International Equity Portfolios that the management fees were higher than the peer group averages and the total expense ratios were higher but close to the peer group averages.

The Board noted that the management fee and total expense ratio for the Small Company Growth Portfolio were higher than the peer group averages.

Fee and Expense Conclusions

With respect to the Global Real Estate and International Equity Portfolios, after discussion, the Board concluded that the management fees, although higher than the peer group averages, were acceptable because the total expense ratios were competitive with the peer group averages.

With respect to Active International Allocation, Capital Growth, Emerging Markets Debt, Emerging Markets, Focus Growth, Global Franchise, Global Value Equity, International Growth Equity, International Real Estate, International Small Cap, Large Cap Relative Value, U.S. Real Estate and U.S. Small/Mid Cap Value Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Small Company Growth Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable given the service provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios’ total expense ratios and particularly the Portfolios’ management fee rates (which, for all the Portfolios except the Global Real Estate, International Real Estate and U.S. Small/Mid Cap Value Portfolios, include one or more breakpoints). In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemptions fees, and (2) ongoing costs, including management fees, shareholder servicing and distribution fees (in the case of Class P, Class H and Class L) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2009 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expenses are calculated using each Fund’s annualized expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365(to reflect the most recent one-half year period).

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Expense Examples (cont’d)

				Actual		Net
	Beginning	Actual Ending		Expenses		Expense
	Account	Account	Hypothetical	Paid	Hypothetical	Ratio
	Value	Value	Ending Account	During	Expenses Paid	During
Portfolio	1/1/09	6/30/09	Value	Period*	During Period*	Period**
Active International Allocation Class I	$1,000.00	$1,054.90	$1,020.83	$4.08	$4.01	0.80%
Active International Allocation Class P	1,000.00	1,053.90	1,019.59	5.35	5.26	1.05
Emerging Markets Class I	1,000.00	1,305.30	1,018.10	7.72	6.76	1.35
Emerging Markets Class P	1,000.00	1,303.50	1,016.86	9.14	8.00	1.60
Global Franchise Class I	1,000.00	1,049.00	1,019.84	5.08	5.01	1.00
Global Franchise Class P	1,000.00	1,047.60	1,018.60	6.35	6.26	1.25
Global Real Estate Class I	1,000.00	1,111.10	1,019.84	5.23	5.01	1.00
Global Real Estate Class P	1,000.00	1,109.70	1,018.60	6.54	6.26	1.25
Global Real Estate Class H	1,000.00	1,107.90	1,018.60	6.53	6.26	1.25
Global Real Estate Class L	1,000.00	1,105.00	1,016.12	9.13	8.75	1.75
Global Value Equity Class I	1,000.00	1,049.50	1,019.84	5.08	5.01	1.00
Global Value Equity Class P	1,000.00	1,049.10	1,018.60	6.35	6.26	1.25
International Equity Class I	1,000.00	1,028.20	1,020.13	4.73	4.71	0.94
International Equity Class P	1,000.00	1,026.60	1,018.89	5.98	5.96	1.19
International Growth Equity Class I	1,000.00	1,120.70	1,019.84	5.26	5.01	1.00
International Growth Equity Class P	1,000.00	1,120.40	1,018.60	6.57	6.26	1.25
International Real Estate Class I	1,000.00	1,116.00	1,020.33	4.72	4.51	0.90
International Real Estate Class P	1,000.00	1,113.70	1,019.09	6.03	5.76	1.15
International Small Cap Class I	1,000.00	1,101.80	1,019.09	5.99	5.76	1.15
International Small Cap Class P	1,000.00	1,100.70	1,017.90	7.24	6.95	1.39
Capital Growth Class I	1,000.00	1,255.80	1,021.47	3.75	3.36	0.67
Capital Growth Class P	1,000.00	1,254.60	1,020.28	5.09	4.56	0.91
Focus Growth Class I	1,000.00	1,302.80	1,019.89	5.65	4.96	0.99
Focus Growth Class P	1,000.00	1,300.90	1,018.65	7.07	6.21	1.24
Large Cap Relative Value Class I	1,000.00	992.10	1,021.37	3.41	3.46	0.69
Large Cap Relative Value Class P	1,000.00	991.50	1,020.13	4.64	4.71	0.94
Small Company Growth Class I	1,000.00	1,199.20	1,019.59	5.73	5.26	1.05
Small Company Growth Class P	1,000.00	1,197.50	1,018.35	7.08	6.51	1.30
U.S. Real Estate Class I	1,000.00	919.20	1,019.89	4.71	4.96	0.99
U.S. Real Estate Class P	1,000.00	917.40	1,018.65	5.90	6.21	1.24
U.S. Small/Mid Cap Value Class I	1,000.00	1,047.80	1,018.45	6.50	6.41	1.28
U.S. Small/Mid Cap Value Class P	1,000.00	1,046.20	1,017.21	7.76	7.65	1.53
Emerging Markets Debt Class I	1,000.00	1,104.60	1,020.58	4.44	4.26	0.85
Emerging Markets Debt Class P	1,000.00	1,103.10	1,019.34	5.74	5.51	1.10
Emerging Markets Debt Class H	1,000.00	1,103.10	1,019.34	5.74	5.51	1.10
Emerging Markets Debt Class L	1,000.00	1,100.10	1,016.86	8.33	8.00	1.60

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the most recent one-half year period).

**	Annualized

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Australia (4.5%)
AGL Energy Ltd.	13,793	$149
Alumina Ltd.	139,066	160
Amcor Ltd.	73,213	294
AMP Ltd.	51,874	203
Aristocrat Leisure Ltd.	5,450	17
ASX Ltd.	2,832	84
Australia & New Zealand Banking Group Ltd.	39,773	526
AXA Asia Pacific Holdings Ltd.	15,474	48
Bendigo & Adelaide Bank Ltd.	4,905	27
BHP Billiton Ltd. (c)	291,892	8,000
Billabong International Ltd.	3,022	21
BlueScope Steel Ltd.	80,548	163
Boral Ltd.	51,881	169
Brambles Ltd.	35,595	170
Caltex Australia Ltd. (c)	11,082	123
CFS Retail Property Trust REIT	30,760	41
Coca-Cola Amatil Ltd.	16,505	114
Cochlear Ltd.	924	43
Commonwealth Bank of Australia	26,065	815
Computershare Ltd.	8,016	58
Crown Ltd.	7,679	45
CSL Ltd.	13,430	347
CSR Ltd.	51,295	70
Dexus Property Group REIT	48,034	29
Fairfax Media Ltd. (c)	37,059	36
Fortescue Metals Group Ltd. (a)	117,909	358
Foster’s Group Ltd.	57,016	236
Goodman Fielder Ltd.	23,903	25
GPT Group REIT	72,261	28
Harvey Norman Holdings Ltd.	8,905	24
Incitec Pivot Ltd.	144,825	276
Insurance Australia Group Ltd.	53,694	151
James Hardie Industries N.V. CDI (a)(c)	37,985	128
Leighton Holdings Ltd.	5,464	103
Lend Lease Corp. Ltd.	11,733	66
Lion Nathan Ltd.	4,844	45
Macquarie Airports	11,500	21
Macquarie Group Ltd.	7,701	242
Macquarie Infrastructure Group	70,911	81
Metcash Ltd.	13,117	45
Mirvac Group REIT	18,442	16
National Australia Bank Ltd.	32,949	593
Newcrest Mining Ltd.	42,925	1,052
Nufarm Ltd.	12,236	90
OneSteel Ltd.	73,773	152
Orica Ltd.	30,759	535
Origin Energy Ltd.	25,507	300
OZ Minerals Ltd.	257,244	191
Perpetual Ltd.	681	16
Qantas Airways Ltd.	15,466	25
QBE Insurance Group Ltd.	24,116	385
Rio Tinto Ltd.	24,575	1,028
Santos Ltd.	18,197	214
Sims Metal Management Ltd.	13,564	282
Sonic Healthcare Ltd.	7,528	75
Stockland REIT	27,296	70
Suncorp-Metway Ltd.	24,815	133
TABCORP Holdings Ltd.	14,239	82
Tatts Group Ltd.	18,850	39
Telstra Corp. Ltd.	99,265	271
Toll Holdings Ltd.	15,586	77
Transurban Group	30,095	100
Wesfarmers Ltd.	31,670	581
Westfield Group REIT	32,936	300
Westpac Banking Corp.	50,781	823
Woodside Petroleum Ltd.	16,215	562
Woolworths Ltd.	34,418	728
WorleyParsons Ltd.	2,684	51
		22,352
Austria (0.2%)
Erste Group Bank AG (c)	7,383	201
OMV AG	11,351	426
Raiffeisen International Bank Holding AG	1,825	63
Telekom Austria AG	10,122	158
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,615	82
Vienna Insurance Group	1,288	56
Voestalpine AG (c)	4,687	129
		1,115
Belgium (0.5%)
Anheuser-Busch InBev N.V. (c)	22,954	831
Anheuser-Busch InBev N.V. VVPR (a)	17,784	—	@
Belgacom S.A.	6,959	223
Groupe Bruxelles Lambert S.A.	6,768	496
Nationale a Portefeuille	3,343	162
Solvay S.A., Class A	3,489	294
UCB S.A. (c)	7,312	234
Umicore (c)	7,292	166
		2,406
Brazil (1.5%)
All America Latina Logistica S.A.	43,200	265
Banco Bradesco S.A. (Preference)	35,600	523
Banco do Brasil S.A.	41,200	445
BM&F Bovespa S.A.	27,300	163
Bradespar S.A. (Preference)	4,132	54
Centrais Electricas Brasileiras S.A.(Preference), Class B	19,016	246
Cia Energetica de Minas Gerais S.A. (Preference)	12,068	162
Cia Siderurgica Nacional S.A.	9,900	220
Cyrela Brazil Realty S.A.	42,900	322
Empresa Brasileira de Aeronautica S.A.	11,500	48
Gerdau S.A. (Preference)	11,263	118
Investimentos Itau S.A. (Preference)	46,765	206

8	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Brazil (cont’d)
Itau Unibanco Holding S.A. (Preference)	34,492	$544
Lojas Renner S.A.	29,100	322
Perdigao S.A. (a)	21,300	404
Petroleo Brasileiro S.A. (Preference)	57,627	958
Petroleo Brasiliero S.A. Petrobas	41,100	842
Redecard S.A.	7,600	116
Sadia S.A. (Preference) (a)	76,877	186
Tele Norte Leste Participacoes S.A. (Preference)	9,941	159
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	5,669	121
Vale S.A.	24,200	425
Vale S.A. (Preference), Class A	35,787	550
		7,399
Denmark (0.7%)
AP Moller - Maersk A/S	89	534
DSV A/S (a)	14,550	181
Novo-Nordisk A/S, Class B	32,539	1,768
Novozymes A/S, Class B	2,726	222
Vestas Wind Systems A/S (a)	11,312	813
		3,518
Finland (1.5%)
Fortum Oyj (c)	25,968	592
Kesko Oyj, Class B (c)	11,036	293
Kone Oyj, Class B	10,389	319
Metso Oyj	10,735	201
Neste Oil Oyj (c)	7,856	109
Nokia Oyj	327,848	4,784
Outokumpu Oyj	9,511	165
Rautaruukki Oyj	5,946	119
Sampo Oyj, Class A	20,608	389
Stora Enso Oyj, Class R (a)(c)	40,132	212
UPM-Kymmene Oyj	34,907	304
Wartsila Oyj (c)	4,723	153
		7,640
France (7.6%)
Accor S.A. (c)	9,059	360
Air Liquide S.A.	14,851	1,360
Alcatel-Lucent (a)	112,288	283
Alstom S.A. (c)	13,384	792
ArcelorMittal	42,606	1,399
Atos Origin S.A. (a)	1,873	64
AXA S.A.	71,356	1,349
BNP Paribas	54,189	3,516
Bouygues S.A. (c)	14,164	533
Cap Gemini S.A.	11,243	415
Carrefour S.A.	51,161	2,188
Casino Guichard Perrachon S.A.	5,993	405
Cie de Saint-Gobain (c)	15,309	512
Cie Generale d’Optique Essilor International S.A.	12,827	612
CNP Assurances	2,193	209
Compagnie Generale des Etablissements Michelin, Class B (c)	3,597	206
Credit Agricole S.A.	34,438	431
Dassault Systemes S.A. (c)	4,859	215
Electricite de France	187	9
Eurazeo	1,989	83
European Aeronautic Defense & Space Co. N.V. (c)	12,299	199
France Telecom S.A.	72,048	1,637
GDF Suez S.A.	25,140	939
Groupe Danone	18,600	920
Hermes International	2,842	396
Imerys S.A.	1,728	73
Lafarge S.A. (c)	8,903	604
Lagardere S.C.A.	7,674	255
L’Oreal S.A. (c)	2,889	216
LVMH Moet Hennessy Louis Vuitton S.A.	10,984	841
Neopost S.A. (c)	2,534	228
Pernod-Ricard S.A. (c)	1,800	114
Peugeot S.A. (a)	4,192	111
PPR (c)	2,186	179
Publicis Groupe (c)	3,724	114
Renault S.A. (a)	4,106	152
Safran S.A.	5,282	70
Sanofi-Aventis S.A.	50,232	2,954
Schneider Electric S.A.	14,066	1,076
SCOR SE	8,945	184
Societe BIC S.A.	1,578	91
Societe Generale	25,346	1,383
Societe Television Francaise 1 (c)	9,225	104
Sodexo	4,352	224
Technip S.A.	6,444	317
Thales S.A.	5,526	247
Total S.A.	124,276	6,731
Unibail-Rodamco SE REIT	67	10
Vallourec S.A. (c)	2,677	325
Veolia Environnement (c)	23,848	704
Vinci S.A. (c)	14,143	635
Vivendi	35,411	848
		37,822
Germany (7.6%)
Adidas AG	9,342	356
Allianz SE (Registered)	21,303	1,970
BASF SE (c)	43,108	1,719
Bayer AG	43,497	2,336
Bayerische Motoren Werke AG (c)	340	13
Beiersdorf AG	2,957	139
Celesio AG (c)	5,205	120
Commerzbank AG (a)(c)	21,253	132
Daimler AG	38,205	1,382
Deutsche Bank AG (Registered)	27,644	1,682
Deutsche Boerse AG	8,098	629
Deutsche Lufthansa AG (Registered)	13,097	165
Deutsche Post AG (Registered) (c)	41,723	545

The accompanying notes are an integral part of the financial statements.	9

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Germany (cont’d)
Deutsche Postbank AG (a)(c)	4,435	$113
Deutsche Telekom AG	141,861	1,677
E.ON AG	160,831	5,709
Fresenius Medical Care AG & Co. KGaA (c)	12,095	540
GEA Group AG	10,267	156
Henkel KGaA (Non-Voting Shares)	4,380	137
Hochtief AG (c)	2,834	143
K&S AG (c)	12,979	731
Linde AG	6,153	506
MAN AG (c)	6,792	418
Merck KGaA	3,401	347
Metro AG	15,940	762
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,792	1,324
Porsche Automobil Holding SE (Non-Voting Shares)	5,736	385
Puma AG Rudolf Dassler Sport	435	96
RWE AG	24,510	1,935
RWE AG (Non-Voting Shares) (c)	1,881	125
SAP AG (c)	72,561	2,925
Siemens AG (Registered)	82,594	5,718
ThyssenKrupp AG	16,213	404
TUI AG (a)	7,433	55
Volkswagen AG	5,743	1,944
Volkswagen AG (Non-Voting Shares)	4,355	305
		37,643
Greece (0.4%)
EFG Eurobank Ergasias S.A. (a)	33,005	344
National Bank of Greece S.A. (a)	36,212	992
OPAP S.A.	9,080	241
Piraeus Bank S.A. (a)	39,421	389
Titan Cement Co., S.A.	3,950	104
		2,070
Hong Kong (4.9%)
Agile Property Holdings Ltd.	291,280	414
Bank of East Asia Ltd.	179,733	548
BOC Hong Kong Holdings Ltd. (c)	449,000	795
Cathay Pacific Airways Ltd.	153,000	210
Chaoda Modern Agriculture Holdings Ltd. (c)	176,904	104
Cheung Kong Holdings Ltd.	156,000	1,788
Cheung Kong Infrastructure Holdings Ltd.	46,000	161
China Resources Enterprise Ltd.	102,000	204
China Resources Land Ltd.	145,000	319
China Travel International Investment Hong Kong Ltd.	768,000	169
CLP Holdings Ltd. (c)	214,000	1,420
Esprit Holdings Ltd.	129,600	722
Hang Lung Group Ltd.	94,000	442
Hang Lung Properties Ltd.	382,500	1,263
Hang Seng Bank Ltd.	97,200	1,380
Henderson Land Development Co., Ltd.	124,000	709
Hong Kong & China Gas Co., Ltd.	453,000	952
Hong Kong Exchanges & Clearing Ltd.	113,000	1,753
HongKong Electric Holdings	137,000	762
Hopewell Holdings Ltd.	69,000	215
Hutchison Whampoa Ltd.	250,000	1,630
Hysan Development Co., Ltd.	64,254	165
Kerry Properties Ltd.	89,000	396
Li & Fung Ltd. (c)	400,000	1,069
Li Ning Co. Ltd. (c)	94,000	277
Link (The) REIT	213,119	454
MTR Corp.	165,890	497
New World Development Ltd.	288,853	521
Noble Group Ltd.	225,000	282
NWS Holdings Ltd.	17,219	31
Shangri-La Asia Ltd.	14,000	21
Sino Land Co.	200,050	329
Sun Hung Kai Properties Ltd.	165,500	2,060
Swire Pacific Ltd., Class A	89,000	896
Wharf Holdings Ltd.	158,000	668
Wheelock & Co., Ltd.	111,000	286
Wing Hang Bank Ltd.	16,000	142
Yue Yuen Industrial Holdings Ltd.	74,000	174
		24,228
Indonesia (0.7%)
Astra Agro Lestari Tbk PT	32,500	53
Astra International Tbk PT	411,000	957
Bank Central Asia Tbk PT	886,500	306
Bank Danamon Indonesia Tbk PT	233,500	110
Bank Mandiri Tbk PT	497,000	153
Bank Rakyat Indonesia Tbk PT	422,000	259
Bumi Resources Tbk PT	1,255,000	227
Indosat Tbk PT (a)	115,500	56
International Nickel Indonesia Tbk PT (a)	172,500	70
Lippo Karawaci Tbk PT (a)	778,500	51
Perusahaan Gas Negara PT	717,000	220
Semen Gresik Persero Tbk PT (a)	107,000	51
Tambang Batubara Bukit Asam Tbk PT	61,000	69
Telekomunikasi Indonesia Tbk PT	728,000	539
Unilever Indonesia	137,000	124
United Tractors Tbk PT	116,000	113
		3,358
Ireland (0.0%)
Experian plc	34,498	258

Italy (1.5%)
Alleanza Assicurazioni S.p.A.	23,124	159
Assicurazioni Generali S.p.A.	55,387	1,156
Banco Popolare S.C. (a)	441	3
Enel S.p.A.	3,756	19
ENI S.p.A.	156,128	3,704
Intesa Sanpaolo S.p.A. (a)	471,215	1,528
Telecom Italia S.p.A.	10,225	14
UniCredit S.p.A. (a)	335,679	860
Unione di Banche Italiane SCPA	468	6
		7,449

10	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (27.5%)
77 Bank Ltd. (The)	46,000	$267
Acom Co., Ltd. (c)	2,180	54
Advantest Corp. (c)	17,090	308
Aeon Co., Ltd. (c)	38,300	377
Aeon Credit Service Co., Ltd. (c)	2,600	34
Aeon Mall Co., Ltd.	400	8
Aioi Insurance Co., Ltd.	3,000	14
Ajinomoto Co., Inc.	62,400	493
Amada Co., Ltd.	25,000	155
Aozora Bank Ltd. (a)	3,100	5
Asahi Breweries Ltd.	18,900	271
Asahi Glass Co., Ltd.	103,800	828
Asahi Kasei Corp.	101,000	512
Astellas Pharma, Inc.	39,100	1,381
Bank of Kyoto Ltd. (The) (c)	18,000	166
Bank of Yokohama Ltd. (The)	111,000	591
Benesse Corp.	5,100	204
Bridgestone Corp.	76,100	1,189
Canon, Inc.	89,200	2,903
Casio Computer Co., Ltd. (c)	32,900	293
Central Japan Railway Co.	125	768
Chiba Bank Ltd. (The)	47,000	306
Chubu Electric Power Co., Inc. (c)	46,500	1,075
Chugai Pharmaceutical Co., Ltd. (c)	20,507	391
Chuo Mitsui Trust Holdings, Inc.	40,545	154
Citizen Holdings Co., Ltd.	32,200	164
Coca-Cola West Co., Ltd. (c)	700	13
Credit Saison Co., Ltd.	4,900	62
Dai Nippon Printing Co., Ltd.	36,600	500
Daicel Chemical Industries Ltd. (c)	14,000	85
Daiichi Sankyo Co., Ltd.	53,000	948
Daikin Industries Ltd. (c)	14,900	476
Dainippon Ink & Chemicals, Inc.	63,000	98
Daito Trust Construction Co., Ltd.	10,100	474
Daiwa House Industry Co., Ltd.	52,600	564
Daiwa Securities Group, Inc.	115,000	680
Denki Kagaku Kogyo KK	40,000	111
Denso Corp. (c)	54,650	1,393
Dowa Holdings, Co., Ltd.	49,000	203
East Japan Railway Co.	30,800	1,855
Eisai Co., Ltd. (c)	18,202	648
FamilyMart Co., Ltd.	5,100	160
Fanuc Ltd. (c)	15,600	1,245
Fast Retailing Co., Ltd.	7,400	964
Fuji Electric Holdings Co., Ltd.	15,000	25
Fuji Media Holdings, Inc.	36	54
FUJIFILM Holdings Corp.	42,400	1,338
Fujitsu Ltd.	159,200	863
Fukuoka Financial Group, Inc.	66,000	294
Furukawa Electric Co., Ltd.	50,800	228
Gunma Bank Ltd. (The)	2,000	11
Hachijuni Bank Ltd. (The)	2,000	11
Hirose Electric Co., Ltd.	2,600	276
Hiroshima Bank Ltd. (The)	5,000	21
Hitachi Construction Machinery Co., Ltd. (c)	3,100	50
Hitachi Ltd.	290,000	898
Hokkaido Electric Power Co., Inc.	9,400	176
Hokuhoku Financial Group, Inc.	121,000	302
Honda Motor Co., Ltd.	129,904	3,557
Hoya Corp. (c)	35,800	717
Ibiden Co., Ltd. (c)	10,400	291
IHI Corp. (a)	94,000	162
INPEX Corp.	39	311
Isetan Mitsukoshi Holdings Ltd. (c)	27,080	275
Ito En Ltd. (c)	2,100	30
Itochu Corp.	137,000	946
Itochu Techno-Solutions Corp.	3,200	95
J Front Retailing Co., Ltd. (c)	36,000	171
Jafco Co., Ltd.	300	10
Japan Airlines Corp. (a)(c)	76,000	146
Japan Prime Realty Investment Corp. REIT	3	7
Japan Real Estate Investment Corp. REIT	32	266
Japan Retail Fund Investment Corp. REIT	32	148
Japan Tobacco, Inc.	329	1,025
JFE Holdings, Inc.	31,300	1,045
JGC Corp.	22,000	354
Joyo Bank Ltd. (The)	86,000	437
JS Group Corp.	20,900	322
JSR Corp.	12,600	215
Kajima Corp. (c)	109,400	340
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	21,000	149
Kansai Electric Power Co., Inc. (The)	66,500	1,468
Kao Corp.	50,000	1,090
Kawasaki Heavy Industries Ltd.	88,000	241
Kawasaki Kisen Kaisha Ltd.	6,000	25
Keihin Electric Express Railway Co., Ltd.	32,000	248
Keio Corp. (c)	20,000	116
Keyence Corp.	3,530	718
Kikkoman Corp.	11,000	110
Kinden Corp.	1,000	9
Kintetsu Corp. (c)	143,200	631
Kirin Holdings Co., Ltd.	46,400	648
Kobe Steel Ltd.	162,000	299
Komatsu Ltd.	90,600	1,390
Konami Corp. (c)	9,400	180
Konica Minolta Holdings, Inc.	39,500	410
Kubota Corp.	123,000	1,010
Kuraray Co., Ltd.	29,000	321
Kurita Water Industries Ltd.	5,500	177
Kyocera Corp.	14,100	1,058
Kyowa Hakko Kirin Co., Ltd.	24,028	271
Kyushu Electric Power Co., Inc.	28,900	622
Lawson, Inc.	4,800	211
Leopalace 21 Corp.	8,600	76

The accompanying notes are an integral part of the financial statements.	11

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Mabuchi Motor Co., Ltd. (c)	3,200	$154
Marubeni Corp.	197,000	870
Marui Group Co., Ltd. (c)	35,100	246
Matsui Securities Co., Ltd. (c)	12,800	116
MEIJI Holdings Co., Ltd. (a)	2,106	85
Minebea Co., Ltd.	33,000	140
Mitsubishi Chemical Holdings Corp.	74,000	312
Mitsubishi Corp.	122,800	2,255
Mitsubishi Electric Corp.	175,800	1,106
Mitsubishi Estate Co., Ltd.	67,000	1,110
Mitsubishi Heavy Industries Ltd.	299,000	1,233
Mitsubishi Logistics Corp. (c)	8,000	88
Mitsubishi Materials Corp.	157,000	488
Mitsubishi Rayon Co., Ltd.	42,000	122
Mitsubishi UFJ Financial Group, Inc. (o)	502,746	3,090
Mitsubishi UFJ Lease & Finance Co., Ltd. (o)	600	19
Mitsui & Co., Ltd.	150,100	1,768
Mitsui Chemicals, Inc. (c)	40,000	127
Mitsui Fudosan Co., Ltd.	47,400	821
Mitsui Mining & Smelting Co., Ltd. (a)(c)	94,000	242
Mitsui OSK Lines Ltd.	13,000	84
Mitsui Sumitomo Insurance Group Holdings, Inc.	26,400	688
Mizuho Financial Group, Inc. (c)	651,900	1,516
Mizuho Securities Co., Ltd.	45,000	140
Mizuho Trust & Banking Co., Ltd. (a)	6,000	8
Murata Manufacturing Co., Ltd.	17,600	746
Namco Bandai Holdings, Inc.	2,400	26
NEC Corp. (a)	173,400	677
NGK Insulators Ltd.	31,600	642
NGK Spark Plug Co., Ltd.	19,000	181
Nidec Corp.	9,400	568
Nikon Corp.	26,000	447
Nintendo Co., Ltd.	6,800	1,871
Nippon Building Fund, Inc. REIT	40	342
Nippon Electric Glass Co., Ltd.	27,500	307
Nippon Express Co., Ltd.	73,800	334
Nippon Meat Packers, Inc. (c)	17,600	222
Nippon Mining Holdings, Inc.	42,500	219
Nippon Oil Corp.	132,800	782
Nippon Paper Group, Inc. (c)	7,100	183
Nippon Sheet Glass Co., Ltd. (c)	39,000	113
Nippon Steel Corp.	407,000	1,552
Nippon Telegraph & Telephone Corp.	23,800	968
Nippon Yusen KK	95,000	408
Nipponkoa Insurance Co., Ltd.	2,000	12
Nishi-Nippon City Bank Ltd. (The)	40,000	101
Nissan Chemical Industries Ltd.	11,000	123
Nissan Motor Co., Ltd.	193,100	1,166
Nisshin Seifun Group, Inc.	13,000	154
Nisshinbo Holdings, Inc.	7,000	79
Nissin Foods Holdings Co., Ltd.	6,300	191
Nitto Denko Corp.	17,300	524
Nomura Holdings, Inc.	160,900	1,348
Nomura Real Estate Holdings, Inc. (c)	500	9
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute Ltd. (c)	11,900	264
NSK Ltd.	59,000	298
NTN Corp.	41,000	163
NTT Data Corp.	131	422
NTT DoCoMo, Inc.	324	473
NTT Urban Development Corp.	7	7
Obayashi Corp.	71,000	347
Obic Co., Ltd.	880	143
OJI Paper Co., Ltd.	93,400	401
Olympus Corp. (c)	10,600	249
Omron Corp.	19,500	280
Onward Holdings Co., Ltd. (c)	16,000	103
Oracle Corp. Japan (c)	3,500	128
Oriental Land Co., Ltd. (c)	5,600	375
ORIX Corp. (c)	760	45
Osaka Gas Co., Ltd.	172,600	551
Panasonic Corp.	171,500	2,300
Panasonic Electric Works Co., Ltd.	26,000	245
Promise Co., Ltd. (c)	2,550	32
Resona Holdings, Inc. (c)	32,400	454
Ricoh Co., Ltd.	57,000	730
Rohm Co., Ltd.	12,300	893
Sanyo Electric Co., Ltd. (a)(c)	145,000	375
Sapporo Hokuyo Holdings, Inc. (a)	2,000	6
Sapporo Holdings Ltd.	12,000	68
SBI Holdings, Inc.	668	135
Secom Co., Ltd.	14,300	580
Seiko Epson Corp.	10,600	172
Sekisui Chemical Co., Ltd.	43,000	269
Sekisui House Ltd.	86,600	875
Seven & I Holdings Co., Ltd.	62,900	1,476
Sharp Corp. (c)	71,200	735
Shimamura Co., Ltd.	2,000	159
Shimano, Inc.	8,600	328
Shimizu Corp. (c)	73,600	320
Shin-Etsu Chemical Co., Ltd.	33,096	1,529
Shinsei Bank Ltd. (a)	105,000	168
Shionogi & Co., Ltd.	21,000	406
Shiseido Co., Ltd. (c)	31,000	507
Shizuoka Bank Ltd. (The)	40,000	395
Showa Denko KK (c)	59,000	105
Showa Shell Sekiyu KK (c)	14,200	150
SMC Corp.	5,500	590
Softbank Corp.	79,300	1,540
Sompo Japan Insurance, Inc.	59,000	392
Sony Corp.	60,697	1,568
Sony Financial Holdings, Inc.	6	17
Stanley Electric Co., Ltd.	7,300	147
Sumitomo Chemical Co., Ltd.	115,600	518
Sumitomo Corp. (c)	90,000	910

12	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Japan (cont’d)
Sumitomo Electric Industries Ltd.	56,300	$631
Sumitomo Heavy Industries Ltd.	38,000	168
Sumitomo Metal Industries Ltd.	243,000	642
Sumitomo Metal Mining Co., Ltd.	89,800	1,263
Sumitomo Mitsui Financial Group, Inc. (c)	32,600	1,318
Sumitomo Realty & Development Co., Ltd.	21,000	382
Sumitomo Trust & Banking Co., Ltd. (The)	88,000	474
Suruga Bank Ltd.	1,000	10
T&D Holdings, Inc.	16,000	456
Taiheiyo Cement Corp. (c)	61,000	104
Taisei Corp.	104,000	250
Taisho Pharmaceutical Co., Ltd. (c)	11,441	217
Takashimaya Co., Ltd.	32,000	251
Takeda Pharmaceutical Co., Ltd.	64,500	2,506
TDK Corp.	10,900	510
Teijin Ltd.	73,400	236
Terumo Corp.	16,800	740
THK Co., Ltd.	3,900	58
Tobu Railway Co., Ltd. (c)	76,400	449
Toho Co., Ltd.	6,700	109
Tohoku Electric Power Co., Inc.	39,400	824
Tokio Marine Holdings, Inc.	51,452	1,413
Tokyo Broadcasting System, Inc.	9,300	146
Tokyo Electric Power Co., Inc. (The)	96,700	2,486
Tokyo Electron Ltd.	18,900	908
Tokyo Gas Co., Ltd.	202,600	724
Tokyo Tatemono Co., Ltd. (c)	17,000	94
Tokyu Corp.	88,400	445
Tokyu Land Corp. (c)	2,000	9
TonenGeneral Sekiyu KK (c)	28,000	285
Toppan Printing Co., Ltd.	36,600	368
Toray Industries, Inc. (c)	101,100	513
Toshiba Corp. (c)	250,000	900
Tosoh Corp. (c)	45,000	127
Toto Ltd. (c)	40,600	283
Toyo Seikan Kaisha Ltd.	16,200	341
Toyoda Gosei Co., Ltd.	800	21
Toyota Industries Corp.	7,950	197
Toyota Motor Corp.	210,100	7,943
Trend Micro, Inc. (c)	9,700	309
Unicharm Corp. (c)	3,300	252
UNY Co., Ltd.	11,000	94
Urban Corp. (a)	1,600	—	@
Ushio, Inc.	4,000	64
USS Co., Ltd.	2,660	136
West Japan Railway Co.	36	119
Yahoo! Japan Corp.	1,568	498
Yakult Honsha Co., Ltd.	8,700	166
Yamada Denki Co., Ltd.	9,470	550
Yamaha Corp. (c)	10,200	127
Yamaha Motor Co., Ltd. (c)	3,100	34
Yamato Holdings Co., Ltd.	24,000	319
Yamazaki Baking Co., Ltd.	10,000	113
Yokogawa Electric Corp. (c)	20,800	139
		136,486
Mexico (0.2%)
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	8,600	240
Urbi Desarrollos Urbanos S.A.B de C.V. (a)	46,400	71
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	168,417	499
		810
Netherlands (2.3%)
Aegon N.V.	103,372	636
Akzo Nobel N.V.	15,131	666
ASML Holding N.V.	38,205	828
Fugro N.V. CVA	4,681	194
Heineken N.V.	17,676	657
ING Groep N.V. CVA	72,208	727
Koninklijke Ahold N.V.	1,806	21
Koninklijke DSM N.V. (c)	8,961	281
Koninklijke KPN N.V.	108,793	1,499
Koninklijke Philips Electronics N.V.	71,116	1,315
Reed Elsevier N.V.	40,092	442
SBM Offshore N.V. (c)	11,898	204
TNT N.V.	39,432	768
Unilever N.V. CVA	118,637	2,863
Wolters Kluwer N.V.	27,231	476
		11,577
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	35

Norway (1.0%)
DNB NOR ASA (a)	32,187	247
Norsk Hydro ASA (a)(c)	49,507	255
Orkla ASA	61,280	446
SeaDrill Ltd. (c)	22,600	325
StatoilHydro ASA	71,447	1,411
Telenor ASA (a)	45,545	352
Yara International ASA	67,238	1,883
		4,919
Poland (0.5%)
Asseco Poland S.A.	10,495	180
Bank Handlowy w Warszawie S.A. (a)	6,129	96
Bank Zachodni WBK S.A. (a)	3,848	109
Getin Holding S.A. (a)	48,246	96
KGHM Polska Miedz S.A.	15,880	407
PBG S.A. (a)	1,200	89
Polski Koncern Naftowy Orlen	45,327	377
Polskie Gornictwo Naftowe I Gazownictwo S.A.	164,600	211
Powszechna Kasa Oszczednosci Bank Polski S.A.	67,700	545
Telekomunikacja Polska S.A.	91,354	443
		2,553

The accompanying notes are an integral part of the financial statements.	13

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Portugal (0.2%)
Brisa Auto-Estradas de Portugal S.A. (c)	27,808	$200
Energias de Portugal S.A.	38,483	151
Portugal Telecom SGPS S.A.	41,756	409
		760
Russia (0.7%)
Gazprom OAO ADR (c)	60,650	1,236
LUKOIL OAO ADR (c)	12,300	549
MMC Norilsk Nickel ADR (a)(c)	19,700	181
Mobile Telesystems OJSC ADR (a)(c)	5,100	188
NovaTek OAO GDR	1,450	70
Polyus Gold Co. ADR (a)(c)	3,450	71
Rosneft Oil Co. GDR (a)	40,950	225
Surgutneftegaz ADR (c)	20,800	143
Tatneft ADR	7,167	177
Vimpel-Communications OJSC ADR (a)(c)	10,600	125
VTB Bank (OJSC) GDR	39,850	89
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	5,600	308
		3,362
Singapore (2.8%)
Ascendas REIT	138,000	151
CapitaLand Ltd.	238,000	605
CapitaMall Trust REIT	157,514	152
City Developments Ltd.	84,741	500
ComfortDelgro Corp., Ltd.	256,538	227
Cosco Corp. Singapore Ltd. (c)	152,000	130
DBS Group Holdings Ltd.	164,678	1,336
Fraser & Neave Ltd.	138,000	371
Golden Agri-Resources Ltd. (c)	573,915	150
Jardine Cycle & Carriage Ltd.	29,034	384
Keppel Corp. Ltd.	181,000	859
Olam International Ltd. (c)	189,000	316
Oversea-Chinese Banking Corp. Ltd.	344,758	1,585
SembCorp Industries Ltd.	138,183	287
SembCorp Marine Ltd.	122,000	225
Singapore Airlines Ltd.	102,010	935
Singapore Exchange Ltd.	120,581	589
Singapore Press Holdings Ltd.	175,083	381
Singapore Telecommunications Ltd.	1,109,115	2,289
United Overseas Bank Ltd.	177,448	1,793
UOL Group Ltd.	73,217	166
Wilmar International Ltd.	122,000	422
		13,853
Spain (2.7%)
Abertis Infraestructuras S.A. (c)	8,813	166
Acerinox S.A.	4,018	74
ACS Actividades de Construccion y Servicios S.A.	225	11
Banco Bilbao Vizcaya Argentaria S.A.	226,438	2,854
Banco Popular Espanol S.A.	29,999	263
Banco Santander S.A.	520,828	6,285
Cintra Concesiones de Infraestructuras de Transporte S.A.	3,546	22
Gas Natural SDG S.A. (c)	5,035	92
Iberdrola S.A. (c)	63,372	515
Inditex S.A.	3,811	183
Indra Sistemas S.A.	1,397	30
Mapfre S.A.	11,872	39
Repsol YPF S.A.	25,520	572
Telefonica S.A.	97,398	2,209
Zardoya Otis S.A. (c)	7,115	149
		13,464
Sweden (2.3%)
Alfa Laval AB (c)	19,776	189
Assa Abloy AB, Class B	21,490	300
Atlas Copco AB, Class A	75,279	755
Atlas Copco AB, Class B	25,694	233
Electrolux AB, Class B (a)(c)	12,800	179
Getinge AB, Class B	14,547	191
Hennes & Mauritz AB, Class B (c)	19,508	975
Holmen AB, Class B	3,400	74
Husqvarna AB, Class B (a)	12,800	70
Investor AB, Class B	37,910	586
Lundin Petroleum AB (a)	18,642	145
Nordea Bank AB (c)	125,571	996
Sandvik AB (c)	69,890	521
Securitas AB, Class B	800	7
Skanska AB, Class B (c)	21,358	239
SKF AB, Class B (c)	21,600	267
Ssab Svenskt Stal AB, Class A (c)	11,481	134
Svenska Cellulosa AB, Class B	37,666	396
Svenska Handelsbanken AB, Class A	27,758	525
Swedish Match AB	18,398	299
Tele2 AB, Class B	9,285	94
Telefonaktiebolaget LM Ericsson, Class B (c)	307,468	3,008
TeliaSonera AB	94,172	495
Volvo AB, Class A	31,375	194
Volvo AB, Class B (c)	75,429	467
		11,339
Switzerland (7.1%)
ABB Ltd. (Registered) (a)(c)	118,483	1,865
Baloise Holding AG	2,820	209
Compagnie Financiere Richemont S.A.	27,704	577
Credit Suisse Group AG (Registered)	50,683	2,314
Geberit AG (Registered)	2,331	287
Givaudan S.A. (Registered) (c)	366	224
Holcim Ltd. (Registered) (a)	12,021	685
Julius Baer Holding AG	12,643	493
Logitech International S.A. (Registered) (a)(c)	16,090	224
Lonza Group AG (Registered) (c)	2,097	208
Nestle S.A. (Registered)	241,752	9,124
Nobel Biocare Holding AG (Registered)	8,814	193
Novartis AG (Registered)	136,338	5,539
Roche Holding AG (Genusschein)	41,003	5,579
Schindler Holding AG	3,732	232

14	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
Switzerland (cont’d)
STMicroelectronics N.V.	47,468	$356
Straumann Holding AG (Registered)	577	105
Swatch Group AG (The) (c)	3,150	103
Swatch Group AG (The), Class B	1,643	264
Swiss Life Holding AG (a)	1,248	108
Swiss Reinsurance (Registered)	23,896	791
Swisscom AG (Registered)	1,138	350
Syngenta AG (Registered)	12,955	3,008
Synthes, Inc.	4,449	431
UBS AG (Registered) (a)	51,439	630
Zurich Financial Services AG (Registered)	6,992	1,238
		35,137
Turkey (0.8%)
Akbank T.A.S.	108,374	482
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	34,449	310
BIM Birlesik Magazalar A.S.	5,485	192
Enka Insaat ve Sanayi A.S.	57,171	178
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	69,570	199
Haci Omer Sabanci Holding A.S.	60,454	162
KOC Holding A.S. (a)	57,998	100
Tupras Turkiye Petrol Rafine	20,055	243
Turk Telekomunikasyon A.S.	78,200	244
Turkcell Iletisim Hizmet A.S.	92,907	515
Turkiye Garanti Bankasi A.S. (a)	226,417	606
Turkiye Halk Bankasi A.S.	36,800	144
Turkiye Is Bankasi A.S., Class C	140,182	410
Turkiye Vakiflar Bankasi T.A.O., Class D (a)	93,927	141
Yapi ve Kredi Bankasi A.S. (a)	101,049	149
		4,075
United Kingdom (17.2%)
3I Group plc	28,355	113
Admiral Group plc	8,827	127
AMEC plc	15,801	170
Anglo American plc	37,480	1,094
AstraZeneca plc	84,346	3,714
Aviva plc	136,416	771
BAE Systems plc	212,118	1,184
Balfour Beatty plc	33,318	170
Barclays plc	363,689	1,694
Berkeley Group Holdings plc (a)	4,297	57
BG Group plc	196,738	3,306
BHP Billiton plc	60,981	1,377
BP plc	1,101,620	8,717
British Airways plc (a)	42,826	88
British American Tobacco plc	103,478	2,859
British Sky Broadcasting Group plc	99,848	749
BT Group plc, Class A	475,069	795
Bunzl plc	27,371	227
Burberry Group plc	23,273	162
Cadbury plc	59,398	507
Capita Group plc (The)	8,758	103
Carnival plc	8,458	224
Centrica plc	178,646	657
Cobham plc	74,815	213
Compass Group plc	103,888	585
Diageo plc	151,275	2,172
Firstgroup plc	29,220	173
Friends Provident Group plc	110,366	120
G4S plc	17,197	59
GlaxoSmithKline plc	317,929	5,599
Home Retail Group plc	29,904	128
HSBC Holdings plc	887,299	7,366
ICAP plc	3,278	24
Imperial Tobacco Group plc	41,153	1,070
Intercontinental Hotels Group plc	17,451	179
International Power plc	24,508	96
Invensys plc	39,821	147
Investec plc	6,984	38
J. Sainsbury plc	59,489	307
Johnson Matthey plc	10,274	195
Kingfisher plc	42,716	125
Ladbrokes plc	29,776	91
Legal & General Group plc	351,974	329
Lloyds Banking Group plc	537,135	618
London Stock Exchange Group plc	1,887	22
Man Group plc	142,183	653
Marks & Spencer Group plc	57,887	292
National Grid plc	201,946	1,821
Next plc	8,917	216
Old Mutual plc	262,692	350
Pearson plc	45,276	455
Prudential plc	117,963	803
Reckitt Benckiser Group plc	30,300	1,381
Reed Elsevier plc	61,867	461
Rexam plc	32,224	151
Rio Tinto plc	27,944	973
Rolls-Royce Group plc (a)	115,663	690
Rolls-Royce Group plc, Class C (a)	9,049,240	15
Royal Bank of Scotland Group plc (a)	927,193	590
Royal Dutch Shell plc, Class A	226,467	5,672
Royal Dutch Shell plc, Class B	153,175	3,867
RSA Insurance Group plc	178,752	355
SABMiller plc	39,475	804
Sage Group plc (The)	126,604	372
Schroders plc	4,426	60
Scottish & Southern Energy plc	89,184	1,674
Serco Group plc	6,990	49
Severn Trent plc	29,552	533
Smith & Nephew plc	127,242	943
Smiths Group plc	25,463	295
Standard Chartered plc	89,904	1,693
Standard Life plc	100,367	307
Tesco plc	334,202	1,948

The accompanying notes are an integral part of the financial statements.	15

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

		Value
	Shares	(000)
United Kingdom (cont’d)
Thomson Reuters plc	13,439	$384
TI Automotive Ltd., Class A (a)(d)	1,505	—
Tomkins plc	66,610	163
Unilever plc	61,060	1,433
United Utilities Group plc	12,119	99
Vodafone Group plc	2,947,213	5,697
Whitbread plc	10,255	138
Wolseley plc (a)	3,950	76
WPP plc	136,409	907
Xstrata plc	19,136	211
		85,052
Total Common Stocks (Cost $527,433)		480,680

Preferred Stock (0.0%)
Brazil (0.0%)
Metalurgica Gerdau SA (Cost $43)	5,169	67

	No. of
	Rights
Rights (0.0%)
Australia (0.0%)
Mirvac Group Stapled Shares, expires 7/9/09 (a)	10,245	1

Belgium (0.0%)
Fortis, expires 12/31/49 (a)	94,211	—

Italy (0.0%)
Unione Di Banche Italiane SCPA, expires 7/10/09 (a)	468	—	@

Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (a)(d)	49,000	—

Singapore (0.0%)
Golden Agri-Resources Ltd., expires 7/16/09 (a)	97,565	13
Total Rights (Cost $—)		14

	No. of
	Warrants
Warrants (0.0%)
Italy (0.0%)
Unione Di Banche Italiane SCPA, expires 6/30/11 (a)	468	—	@

Malaysia (0.0%)
IJM Land Bhd, expires 9/11/13 (a)	39,680	6

Singapore (0.0%)
Golden Agri-Resources Ltd., expires 12/31/49 (a)	39,026	—
Total Warrants (Cost $—)		6

	Shares
Short-Term Investments (11.6%)
Securities held as Collateral on Loaned Securities (9.3%)
Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	34,812,280	34,812

	Face
	Amount
	(000)
Repurchase Agreement (2.3%)
Credit Suisse (USA) LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $11,339; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $11,565.	$11,339	11,339
		46,151

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	11,124,855	11,125
Total Short-Term Investments (Cost $57,276)		57,276
Total Investments (108.5%) (Cost $584,752) — including $44,037 of Securities Loaned (v)		538,043
Liabilities in Excess of Other Assets (-8.5%)		(42,217)
Net Assets (100%)		$495,826

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(d)

At June 30, 2009, the Portfolio held a fair valued security at less than $500 representing less than 0.05% of net assets. The security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(o)

See Note G to the financial statements regarding investments in Mitsubishi UFJ Financial Group, Inc., Mitsubishi UFJ Lease & Finance Co., Ltd. and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(v)

The approximate market value and percentage of total investments, $471,327,000 and 87.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
VVPR	Verminderde Voorheffing Precompte Reduit

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	768	$1,077	7/16/09	USD	1,066	$1,066	$(11)
EUR	1,254	1,759	7/16/09	USD	1,753	1,753	(6)
EUR	1,234	1,731	7/16/09	USD	1,711	1,711	(20)

16	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Foreign Currency Exchange Contract Information: (cont’d)

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	206	$289	7/16/09	USD	286	$286	$(3)
EUR	1,212	1,701	7/16/09	USD	1,685	1,685	(16)
GBP	2,774	4,565	7/16/09	USD	4,561	4,561	(4)
GBP	2,285	3,760	7/16/09	USD	3,757	3,757	(3)
GBP	819	1,347	7/16/09	USD	1,348	1,348	1
HKD	168,591	21,756	7/16/09	USD	21,757	21,757	1
JPY	2,229,711	23,150	7/16/09	USD	23,068	23,068	(82)
JPY	742,833	7,712	7/16/09	USD	7,684	7,684	(28)
JPY	38,523	399	7/16/09	USD	398	398	(1)
JPY	6,587,063	68,388	7/16/09	USD	68,234	68,234	(154)
USD	11,761	11,761	7/16/09	AUD	14,725	11,852	91
USD	496	496	7/2/09	CHF	537	494	(2)
USD	897	897	7/1/09	EUR	637	894	(3)
USD	807	807	7/2/09	EUR	573	804	(3)
USD	710	710	7/16/09	EUR	511	717	7
USD	9,948	9,948	7/16/09	EUR	7,164	10,049	101
USD	11,249	11,249	7/16/09	EUR	8,100	11,363	114
USD	6,359	6,359	7/16/09	EUR	4,579	6,423	64
USD	5,243	5,243	7/16/09	EUR	3,775	5,296	53
USD	10,165	10,165	7/16/09	EUR	7,309	10,253	88
USD	536	536	7/2/09	GBP	324	532	(4)
USD	14,324	14,324	7/16/09	GBP	8,714	14,337	13
USD	2,696	2,696	7/16/09	GBP	1,640	2,698	2
USD	6,573	6,573	7/16/09	GBP	3,999	6,579	6
USD	28,245	28,245	7/16/09	JPY	2,729,825	28,342	97
USD	14,609	14,609	7/16/09	JPY	1,412,182	14,661	52
USD	8,303	8,303	7/16/09	JPY	802,531	8,332	29
USD	4,984	4,984	7/16/09	JPY	481,787	5,002	18
		$275,539				$275,936	$397

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
H-Shares IDX (Hong Kong)	48	$3,410	Jul-09	$34
MSCI Taiwan Index (Singapore)	171	3,940	Jul-09	(9)
SGX CNX Nifty ETS (Singapore)	660	5,679	Jul-09	80
				$105

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks
Aerospace & Defense	$48	$2,618	$—		$2,666
Air Freight & Logistics	—	1,709	—		1,709
Airlines	—	1,569	—		1,569
Auto Components	—	3,334	—	†	3,334
Automobiles	—	17,949	—		17,949
Beverages	—	6,313	—		6,313
Biotechnology	—	347	—		347
Building Products	—	3,121	—		3,121
Capital Markets	—	8,783	—		8,783
Chemicals	—	17,883	—		17,883
Commercial Banks	1,718	57,166	—		58,884
Commercial Services & Supplies	—	1,824	—		1,824
Communications Equipment	—	8,075	—		8,075
Computers & Peripherals	—	2,836	—		2,836
Construction & Engineering	—	3,543	—		3,543
Construction Materials	—	1,918	—		1,918
Consumer Finance	—	227	—		227
Containers & Packaging	—	786	—		786
Distributors	—	1,657	—		1,657
Diversified Consumer Services	—	204	—		204
Diversified Financial Services	279	5,312	—		5,591

The accompanying notes are an integral part of the financial statements.	17

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks (cont’d)
Diversified Telecommunication Services	$284	$14,701	$—		$14,985
Electric Utilities	408	17,745	—		18,153
Electrical Equipment	—	6,845	—		6,845
Electronic Equipment, Instruments & Components	—	8,164	—		8,164
Energy Equipment & Services	—	1,261	—		1,261
Food & Staples Retailing	499	10,104	—		10,603
Food Products	898	17,135	—		18,033
Gas Utilities	—	2,539	—		2,539
Health Care Equipment & Supplies	—	3,507	—		3,507
Health Care Providers & Services	—	735	—		735
Hotels, Restaurants & Leisure	—	2,845	—		2,845
Household Durables	633	6,721	—		7,354
Household Products	—	2,984	—		2,984
Independent Power Producers & Energy Traders	—	96	—		96
Industrial Conglomerates	—	11,463	—		11,463
Information Technology Services	—	1,491	—		1,491
Insurance	—	16,891	—		16,891
Internet & Catalog Retail	—	128	—		128
Internet Software & Services	—	498	—		498
Leisure Equipment & Products	—	1,205	—		1,205
Life Science Tools & Services	—	208	—		208
Machinery	—	12,916	—		12,916
Marine	—	1,051	—		1,051
Media	—	5,921	—		5,921
Metals & Mining	1,488	24,382	—		25,870
Multiline Retail	322	1,654	—		1,976
Multi-Utilities	—	6,429	—		6,429
Office Electronics	—	4,271	—		4,271
Oil, Gas & Consumable Fuels	1,943	40,990	—		42,933
Paper & Forest Products	—	1,570	—		1,570
Personal Products	—	862	—		862
Pharmaceuticals	—	34,838	—		34,838
Professional Services	—	361	—		361
Real Estate	—	6,274	—		6,274
Real Estate Investment Trusts (REITs)	—	137	—		137
Real Estate Management & Development	—	11,022	—		11,022
Road & Rail	265	6,043	—		6,308
Semiconductors & Semiconductor Equipment	—	3,293	—		3,293
Software	—	6,180	—		6,180
Specialty Retail	—	3,814	—		3,814
Textiles, Apparel & Luxury Goods	—	3,172	—		3,172
Tobacco	—	5,253	—		5,253
Trading Companies & Distributors	—	7,334	—		7,334
Transportation Infrastructure	—	686	—		686
Water Utilities	—	533	—		533
Wireless Telecommunication Services	188	8,281	—		8,469
Total Common Stocks	8,973	471,707	—	†	480,680
Forwards	—	737	—		737
Futures	114	—	—		114
Preferred Stock
Metals & Mining	67	—	—		67
Rights	—	14	—	†	14
Short-Term Investments
Investment Company	45,937	—	—		45,937
Repurchase Agreement	—	11,339	—		11,339
Total Short-Term Investments	45,937	11,339	—		57,276
Warrants	— †	6	—		6
Total Assets	55,091	483,803	—	†	538,894
Liabilities:
Forwards	—	(340)	—		(340)
Futures	(9)	—	—		(9)
Total Liabilities	(9)	(340)	—		(349)
Total	$55,082	$483,463	$—	†	$538,545

18	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$22
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	(22)
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

†                  Includes a security which is valued at zero.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	12.0%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	7.1
Metals & Mining	5.3
Other**	64.6
Short-Term Investment	2.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	19

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

		Value
	Shares	(000)
Common Stocks (96.9%)
Brazil (11.9%)
Banco Bradesco S.A. ADR (c)	410,000	$6,056
Banco Bradesco S.A. (Preference)	276,700	4,067
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
BM&F Bovespa S.A.	2,431,800	14,520
Cia de Bebidas das Americas (Preference) ADR (c)	212,300	13,763
Companhia Brasileira de Meios de Pagamento (a)	837,400	7,235
Itau Unibanco Holding S.A. ADR (c)	2,107,069	33,355
Itau Unibanco Holding S.A. (Preference)	200,148	3,155
Lojas Renner S.A.	145,000	1,606
MRV Engenharia e Participacoes S.A.	456,100	6,182
NET Servicos de Comunicacao S.A. (Preference) (a)	1,334,055	13,004
PDG Realty S.A. Empreendimentos e Participacoes	553,500	5,853
Perdigao S.A. (a)	707,076	13,395
Petroleo Brasileiro S.A. ADR (c)	728,124	24,290
Petroleo Brasileiro S.A. (Preference)	1,045,972	17,380
Ultrapar Participacoes S.A. (Preference)	196,400	6,189
Vale S.A. ADR (c)	2,005,875	30,790
Vale S.A. (Preference), Class A	127,984	1,966
		202,806
China/Hong Kong (20.3%)
Anhui Conch Cement Co., Ltd., Class H (c)	1,867,000	11,649
Bank of China Ltd., Class H	50,069,900	23,725
Beijing Enterprises Holdings Ltd.	2,071,000	10,322
Belle International Holdings Ltd.	8,544,000	7,501
BYD Electronic International Co., Ltd. (a)	6,478,000	3,962
China Citic Bank, Class H	17,671,000	11,569
China Communications Services Corp., Ltd., Class H	8,106,000	5,000
China Construction Bank Corp., Class H (c)	40,306,000	31,161
China Dongxiang Group Co., Ltd.	5,883,500	3,945
China Life Insurance Co., Ltd., Class H	6,084,000	22,464
China Mobile Ltd.	3,093,000	31,015
China Oilfield Services Ltd., Class H	6,602,000	7,097
China Railway Construction Corp. Ltd., Class H (a)	2,040,800	3,143
China Resources Power Holdings Co., Ltd. (c)	3,829,000	8,476
China Zhongwang Holdings Ltd. (a)	12,763,600	17,523
Datang International Power Generation Co., Ltd., Class H	9,272,000	5,605
Dongfeng Motor Group Co., Ltd., Class H	22,567,000	18,978
Fushan International Energy Group Ltd. (a)	6,430,000	3,598
GOME Electrical Appliances Holdings Ltd. (c)(l)	75,157,000	18,716
Industrial & Commercial Bank of China, Class H (c)	44,826,000	31,130
PetroChina Co., Ltd., Class H	26,306,000	29,021
Ping An Insurance Group Co. of China Ltd., Class H (c)	1,979,500	13,351
Shanghai Industrial Holdings Ltd. (c)	4,481,000	18,187
Yanzhou Coal Mining Co., Ltd., Class H (c)	7,307,000	10,035
		347,173
Czech Republic (2.0%)
CEZ A.S.	349,019	15,728
Komercni Banka A.S.	84,186	11,639
Telefonica O2 Czech Republic A.S.	342,213	7,776
		35,143
Hungary (0.5%)
Richter Gedeon Nyrt	48,035	8,624

India (8.6%)
Axis Bank Ltd.	590,300	10,191
Bharat Heavy Electricals Ltd.	398,379	18,297
Deccan Chronicle Holdings Ltd.	2,251,920	3,480
HDFC Bank Ltd. ADR (c)	43,300	4,466
HDFC Bank Ltd.	582,977	18,064
Hero Honda Motors Ltd.	435,195	12,693
Hindustan Construction Co.	1,638,000	3,614
Hindustan Petroleum Corp. Ltd.	781,927	4,879
Hindustan Unilever Ltd.	1,848,167	10,307
Infosys Technologies Ltd.	317,868	11,759
ITC Ltd.	1,086,200	4,322
Jaiprakash Associates Ltd.	2,634,489	11,220
Maruti Suzuki India Ltd.	170,418	3,797
State Bank of India Ltd.	331,220	12,044
Union Bank Of India	1,454,032	7,335
Unitech Ltd.	5,955,342	9,869
		146,337
Indonesia (3.7%)
Astra International Tbk PT	4,214,500	9,808
Bank Central Asia Tbk PT	35,598,500	12,274
Bank Mandiri Tbk PT	30,536,500	9,415
Bank Rakyat Indonesia Tbk PT	15,322,000	9,414
Bumi Resources Tbk PT	17,791,000	3,223
Indocement Tunggal Prakarsa Tbk PT	3,951,500	2,992
Perusahaan Gas Negara PT	25,540,000	7,850
Telekomunikasi Indonesia Tbk PT	10,625,500	7,870
		62,846
Israel (1.4%)
Check Point Software Technologies (a)	292,296	6,860
Teva Pharmaceutical Industries Ltd. ADR	348,089	17,175
		24,035
Malaysia (0.9%)
Bumiputra-Commerce Holdings Bhd	2,350,700	6,044
Digi.com Bhd	666,300	4,207
Tenaga Nasional Bhd	2,189,900	4,750
		15,001
Mexico (4.2%)
America Movil S.A.B. de C.V., Class L ADR (c)	792,244	30,676
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	256,794	7,162
Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	5,545,900	13,435
Grupo Televisa S.A. ADR (c)	810,100	13,772
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	2,518,872	7,469
		72,514

20	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

		Value
	Shares	(000)
Panama (0.5%)
Copa Holdings S.A., Class A (c)	209,798	$8,564

Poland (2.9%)
Bank Handlowy w Warszawie S.A. (a)	283,497	4,469
Bank Pekao S.A. (a)	406,286	14,686
Bank Zachodni WBK S. A. (a)	167,938	4,770
Cyfrowy Polsat S.A.	37,916	184
KGHM Polska Miedz S.A.	114,121	2,927
Polskie Gornictwo Naftowe I Gazownictwo S.A.	3,418,588	4,376
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,465,209	11,792
Telekomunikacja Polska S.A.	1,169,416	5,667
		48,871
Russia (5.2%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
Gazprom OAO ADR	542,482	11,054
LUKOIL OAO ADR (c)	427,720	19,110
Polyus Gold Co. ADR (a)(c)	298,214	6,173
Rosneft Oil Co. GDR	2,733,585	15,001
RusHydro (a)	53,153,066	1,991
RusHydro GDR (a)	1,180,543	4,474
Sberbank	7,147,855	9,002
Vimpel-Communications ADR (a)(c)	744,691	8,765
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	112,743	6,195
X 5 Retail Group N.V. GDR (a)	459,391	7,026
		88,791
South Africa (7.0%)
African Bank Investments Ltd.	2,265,406	8,173
Anglo Platinum Ltd.	112,852	8,002
AngloGold Ashanti Ltd. ADR (c)	24,160	885
AngloGold Ashanti Ltd.	293,300	10,756
Harmony Gold Mining Co., Ltd. ADR (a)(c)	35,400	365
Harmony Gold Mining Co., Ltd. (a)	505,800	5,232
Impala Platinum Holdings Ltd.	634,400	14,050
Mr. Price Group Ltd.	1,504,449	5,482
MTN Group Ltd.	1,772,592	27,236
Naspers Ltd., Class N	667,696	17,598
SABMiller plc	473,257	9,639
Sasol Ltd.	85,231	2,995
Tiger Brands Ltd.	532,435	9,961
		120,374
South Korea (11.8%)
Amorepacific Corp.	12,316	6,603
Cheil Industries, Inc.	168,562	6,053
Cheil Worldwide, Inc.	38,301	7,032
Hana Financial Group, Inc.	238,600	5,090
Hyundai Engineering & Construction Co., Ltd.	135,030	5,631
Hyundai Motor Co.	37,228	2,158
KB Financial Group, Inc. (a)	308,500	10,274
KT&G Corp.	117,300	6,625
LG Chem Ltd.	137,078	14,948
LG Electronics, Inc.	92,694	8,469
LG Telecom Ltd.	434,550	2,734
NHN Corp. (a)	130,588	18,044
Samsung Electronics Co., Ltd.	90,018	41,689
Samsung Electronics Co., Ltd. (Preference)	34,129	10,404
Samsung Fire & Marine Insurance Co., Ltd.	58,085	8,548
Shinhan Financial Group Co., Ltd. (a)	603,966	15,171
Shinsegae Co., Ltd.	17,027	6,736
SK Telecom Co., Ltd.	53,544	7,310
SSCP Co., Ltd. (a)	271,644	1,647
Woongjin Coway Co., Ltd.	645,672	15,668
		200,834
Taiwan (10.5%)
Acer, Inc.	5,304,120	9,182
Cathay Financial Holding Co., Ltd.	12,545,500	18,431
Chunghwa Telecom Co., Ltd.	3,278,172	6,537
First Financial Holding Co., Ltd.	7,734,352	4,593
Fubon Financial Holding Co., Ltd.	10,235,000	9,514
HON HAI Precision Industry Co., Ltd.	9,569,412	29,457
HTC Corp.	1,396,200	19,633
Siliconware Precision Industries Co.	7,360,000	8,473
Taishin Financial Holding Co., Ltd.	25,409,000	9,451
Taiwan Fertilizer Co., Ltd.	2,456,000	7,257
Taiwan Semiconductor Manufacturing Co., Ltd.	19,391,162	32,211
Wistron Corp.	6,889,000	11,369
Wistron Corp. GDR	70,100	1,164
Yuanta Financial Holding Co., Ltd.	17,632,000	11,797
		179,069
Thailand (1.9%)
Bangkok Bank PCL (Foreign)	48,800	159
Bangkok Bank PCL NVDR (c)	2,793,200	8,789
Kasikornbank PCL (Foreign)	3,676,800	7,752
Kasikornbank PCL NVDR	1,549,800	2,988
PTT Exploration & Production PCL (Foreign)	1,086,700	4,338
PTT PCL (Foreign)	502,800	3,453
Siam Commercial Bank PCL (Foreign)	2,195,800	4,834
		32,313
Turkey (3.6%)
Akbank T.A.S.	2,418,772	10,749
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	747,196	6,715
Haci Omer Sabanci Holding A.S.	1,268,387	3,400
Turk Telekomunikasyon A.S.	1,124,598	3,513
Turkcell Iletisim Hizmet A.S.	1,062,495	5,885
Turkiye Garanti Bankasi A.S. (a)	6,779,350	18,151
Turkiye Halk Bankasi A.S.	1,492,652	5,857
Turkiye Is Bankasi A.S., Class C	2,287,157	6,691
		60,961
Total Common Stocks (Cost $1,573,652)		1,654,256

Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (a)(o) (Cost $3,415)	17,282,900	16,850

The accompanying notes are an integral part of the financial statements.	21

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	No. of	Value
	Rights	(000)
Rights (0.0%)
China/Hong Kong (0.0%)
China Resources Power Holdings Co., Ltd., expires 7/10/09 (a) (Cost $—)	382,900	$156

	Shares
Short-Term Investments (11.8%)
Securities held as Collateral on Loaned Securities (9.6%)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	124,547,010	124,547

	Face
	Amount
	(000)
Repurchase Agreement (2.3%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $40,565; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $41,377.	$40,565	40,565
		165,112

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	37,290,910	37,291
Total Short-Term Investments (Cost $202,403)		202,403
Total Investments (109.7%) (Cost $1,779,470) — including $152,617 of Securities Loaned (v)		1,873,665
Liabilities in Excess of Other Assets (-9.7%)		(165,762)
Net Assets (100%)		$1,707,903

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(d)

At June 30, 2009, the Portfolio held fair valued securities valued at less than $500 representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at June 30, 2009.
(o)	See Note G to the financial statements regarding investments in Morgan Stanley Growth Fund and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $1,336,872,000 and 71.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	4,952	$2,527	7/1/09	USD	2,542	$2,542	$15
BRL	474	242	7/2/09	USD	242	242	—	@
BRL	718	367	7/6/09	USD	368	368	1
HKD	7,562	976	7/1/09	USD	976	976	—	@
HKD	1,001	129	7/1/09	USD	129	129	—	@
INR	82,170	1,715	7/2/09	USD	1,714	1,714	(1)
MXN	12,367	939	7/1/09	USD	938	938	(1)
MXN	7,108	540	7/2/09	USD	541	541	1
USD	504	504	7/1/09	BRL	981	500	(4)
USD	398	398	7/2/09	HUF	77,521	400	2
USD	1,203	1,203	7/3/09	HUF	233,536	1,204	1
USD	185	185	7/2/09	PLN	588	185	—	@
		$9,725				$9,739	$14

BRL	— Brazilian Real
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks
Airlines	$8,564	$—	$—		$8,564
Automobiles	—	47,434	—		47,434
Beverages	13,763	16,354	—		30,117
Capital Markets	—	11,797	—		11,797
Chemicals	—	29,905	—		29,905
Commercial Banks	64,534	349,273	—	†	413,807
Commercial Services	7,235	—	—		7,235
Communications Equipment	—	3,962	—		3,962

22	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks (cont’d)
Computers & Peripherals	$—	$41,348	$—		$41,348
Construction & Engineering	—	29,911	—		29,911
Construction Materials	—	14,641	—		14,641
Diversified Financial Services	14,520	21,087	—		35,607
Diversified Telecommunication Services	8,765	36,363	—		45,128
Electric Utilities	—	26,943	—		26,943
Electrical Equipment	—	18,297	—		18,297
Electronic Equipment, Instruments & Components	—	29,457	—		29,457
Energy Equipment & Services	—	7,097	—		7,097
Food & Staples Retailing	7,469	13,762	—		21,231
Food Products	19,590	9,961	—		29,551
Gas Utilities	—	7,850	—		7,850
Household Durables	19,197	24,137	—		43,334
Household Products	—	10,307	—		10,307
Independent Power Producers & Energy Traders	—	14,081	—		14,081
Industrial Conglomerates	—	39,729	—		39,729
Information Technology Services	—	11,759	—		11,759
Insurance	—	62,794	—		62,794
Internet Software & Services	—	18,044	—		18,044
Media	26,960	28,110	—		55,070
Metals & Mining	34,006	50,738	—		84,744
Multiline Retail	1,606	—	—		1,606
Oil, Gas & Consumable Fuels	47,859	107,485	—		155,344
Paper & Forest Products	—	—	—	†	— †
Personal Products	—	6,603	—		6,603
Pharmaceuticals	17,175	8,624	—		25,799
Real Estate Management & Development	—	9,869	—		9,869
Semiconductors & Semiconductor Equipment	—	92,777	—		92,777
Software	6,860	—	—		6,860
Specialty Retail	—	31,699	—		31,699
Textiles, Apparel & Luxury Goods	—	3,945	—		3,945
Tobacco	—	10,947	—		10,947
Wireless Telecommunication Services	30,676	78,387	—		109,063
Total Common Stocks	328,779	1,325,477	—	†	1,654,256
Forwards	—	20	—		20
Investment Company	16,850	—	—		16,850
Rights	—	156	—		156
Short-Term Investments
Investment Company	161,838	—	—		161,838
Repurchase Agreement	—	40,565	—		40,565
Total Short-Term Investments	161,838	40,565	—		202,403
Total Assets	507,467	1,366,218	—	†	1,873,685
Liabilities:
Forwards	—	(6)	—		(6)
Total Liabilities	—	(6)	—		(6)
Total	$507,467	$1,366,212	$—	†	$1,873,679

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

† Includes a security which is valued at zero.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	24.2%
Oil, Gas & Consumable Fuels	9.1
Wireless Telecommunication Services	6.4
Semiconductors & Semiconductor Equipment	5.4
Metals & Mining	5.0
Other**	47.7
Short-Term Investment	2.2
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.

**          Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	23

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Finland (2.9%)
Kone Oyj, Class B	75,974	$2,333

France (3.4%)
Groupe Danone	55,115	2,726

Ireland (5.6%)
C&C Group plc	326,964	1,104
Experian plc	450,171	3,374
		4,478
Japan (2.8%)
Kao Corp.	102,000	2,223

Netherlands (6.7%)
Reed Elsevier N.V.	223,688	2,467
Wolters Kluwer N.V.	165,123	2,889
		5,356
Sweden (4.9%)
Swedish Match AB	242,764	3,946

Switzerland (6.7%)
Nestle S.A. (Registered)	71,635	2,703
Novartis AG (Registered)	66,471	2,701
		5,404
United Kingdom (28.2%)
British American Tobacco plc	260,478	7,196
Cadbury plc	319,961	2,733
Diageo plc	140,374	2,016
Imperial Tobacco Group plc	195,084	5,074
Reckitt Benckiser Group plc	51,866	2,364
Unilever plc	141,332	3,316
		22,699
United States (35.3%)
Brown-Forman Corp., Class B	28,024	1,205
Career Education Corp. (a)	59,673	1,485
eBay, Inc. (a)	134,348	2,301
Estee Lauder Cos., Inc. (The), Class A	44,735	1,462
Fortune Brands, Inc.	44,749	1,555
Harley-Davidson, Inc.	112,105	1,817
Kellogg Co.	40,893	1,904
McGraw-Hill Cos., Inc. (The)	85,654	2,579
Moody’s Corp.	91,362	2,408
Philip Morris International, Inc.	101,402	4,423
Procter & Gamble Co. (The)	50,358	2,573
Scotts Miracle-Gro Co. (The), Class A	40,620	1,424
Starbucks Corp. (a)	119,605	1,661
Weight Watchers International, Inc.	60,421	1,557
		28,354
Total Common Stocks (Cost $82,881)		77,519

Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (o) (Cost $2,882)	2,881,876	2,882
Total Investments (100.1%) (Cost $85,763) (v)		80,401
Liabilities in Excess of Other Assets (-0.1%)		(68)
Net Assets (100%)		$80,333

(a)	Non-income producing security.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $49,166,000 and 61.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	1,590	$2,616	7/29/09	USD	2,586	$2,586	$(30)
GBP	1,590	2,616	7/29/09	USD	2,587	2,587	(29)
GBP	1,590	2,616	7/29/09	USD	2,587	2,587	(29)
GBP	1,590	2,616	7/29/09	USD	2,588	2,588	(28)
		$10,464				$10,348	$(116)

GBP	— British Pound
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Automobiles	$1,817	$—	$—	$1,817
Beverages	1,205	3,120	—	4,325
Chemicals	1,424	—	—	1,424

24	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Franchise Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks (cont’d)
Diversified Consumer Services	$3,042	$—	$—	$3,042
Diversified Financial Services	2,408	—	—	2,408
Food Products	1,904	11,478	—	13,382
Hotels Restaurants & Leisure	1,661	—	—	1,661
Household Durables	1,555	—	—	1,555
Household Products	2,573	4,587	—	7,160
Internet Software & Services	2,301	—	—	2,301
Machinery	—	2,333	—	2,333
Media	2,579	5,356	—	7,935
Personal Products	1,462	—	—	1,462
Pharmaceuticals	—	2,701	—	2,701
Professional Services	—	3,374	—	3,374
Tobacco	4,423	16,216	—	20,639
Total Common Stocks	28,354	49,165	—	77,519
Short-Term Investment
Investment Company	2,882	—	—	2,882
Total Assets	31,236	49,165	—	80,401
Liabilities:
Forwards	—	(116)	—	(116)
Total Liabilities	—	(116)	—	(116)
Total	$31,236	$49,049	$—	$80,285

Portfolio Composition

Percentage of
Classification	Total Investments
Tobacco	25.7%
Food Products	16.6
Media	9.9
Household Products	8.9
Beverages	5.4
Other*	29.9
Short-Term Investment	3.6
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	25

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (95.3%)
Australia (6.9%)
CFS Retail Property Trust REIT	2,565,908	$3,392
Commonwealth Property Office Fund REIT	1,334,343	887
GPT Group REIT	7,065,512	2,758
Mirvac Group REIT	665,246	573
Stockland REIT (c)	2,347,685	6,020
Westfield Group REIT	2,898,152	26,398
		40,028
Austria (0.2%)
CA Immobilien Anlagen AG (a)	35,544	295
Conwert Immobilien Invest SE (a)(c)	108,437	876
		1,171
Brazil (0.6%)
BR Malls Participacoes S.A. (a)	482,540	3,659

Canada (0.4%)
Extendicare REIT	116,590	626
RioCan REIT	146,515	1,925
		2,551
Finland (0.2%)
Citycon Oyj	170,291	445
Sponda Oyj (a)(c)	234,795	669
		1,114
France (5.1%)
Fonciere Des Regions REIT (c)	9,975	751
Gecina S.A. REIT (c)	12,727	787
ICADE REIT	49,937	4,107
Klepierre REIT (c)	94,998	2,450
Mercialys S.A. REIT (c)	35,731	1,103
Silic REIT (c)	34,459	3,042
Unibail-Rodamco SE REIT (c)	114,617	17,116
		29,356
Germany (0.1%)
Alstria Office AG REIT (c)	92,690	728

Hong Kong (22.1%)
Agile Property Holdings Ltd. (c)	1,070,000	1,522
China Overseas Land & Investment Ltd.	7,110,240	16,463
China Resources Land Ltd. (c)	4,891,000	10,768
Guangzhou R&F Properties Co., Ltd., Class H (c)	3,100,300	6,893
Hang Lung Properties Ltd.	2,875,000	9,490
Henderson Land Development Co., Ltd.	1,172,400	6,707
Hongkong Land Holdings Ltd.	5,299,000	18,708
Hysan Development Co., Ltd. (c)	1,599,941	4,103
Kerry Properties Ltd.	2,338,720	10,396
Shimao Property Holdings Ltd.	1,245,000	2,407
Sino Land Co.	1,140,000	1,873
Sun Hung Kai Properties Ltd.	2,988,700	37,201
Swire Pacific Ltd., Class A	145,000	1,460
		127,991
Italy (0.1%)
Beni Stabili S.p.A.	1,150,343	902

Japan (16.7%)
Japan Real Estate Investment Corp. REIT (c)	342	2,838
Mitsubishi Estate Co., Ltd.	2,052,000	33,993
Mitsui Fudosan Co., Ltd.	1,771,000	30,682
Nippon Building Fund, Inc. REIT	653	5,589
NTT Urban Development Corp.	4,699	4,531
Sumitomo Realty & Development Co., Ltd.	1,044,000	18,991
		96,624
Netherlands (2.2%)
Corio N.V. REIT	131,133	6,392
Eurocommercial Properties N.V. CVA REIT	60,725	1,872
ProLogis European Properties	264,382	1,010
Vastned Retail N.V. REIT	21,904	1,091
Wereldhave N.V. REIT	32,127	2,394
		12,759
Singapore (2.4%)
CapitaCommercial Trust REIT (c)	1,409,000	792
CapitaLand Ltd.	4,310,000	10,947
CapitaMall Trust REIT (c)	1,609,000	1,549
Suntec REIT	1,108,000	654
		13,942
Sweden (0.6%)
Castellum AB	102,286	652
Hufvudstaden AB, Class A	418,983	2,608
		3,260
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (a)	80,047	3,824

United Kingdom (5.9%)
Big Yellow Group plc REIT (a)	289,371	1,631
British Land Co. plc REIT	796,913	5,026
Brixton plc REIT	716,880	481
Capital & Regional plc	441,930	237
Derwent London plc REIT	127,592	1,966
Grainger plc	300,349	723
Great Portland Estates plc REIT	274,582	996
Hammerson plc REIT	961,733	4,874
Land Securities Group plc REIT	856,942	6,667
Liberty International plc REIT (c)	401,470	2,636
Minerva plc (a)	712,164	155
Quintain Estates & Development plc	694,795	575
Safestore Holdings plc	894,521	1,398
Segro plc REIT	13,157,081	5,269
Shaftesbury plc REIT	110,452	549
Unite Group plc	470,176	1,054
		34,237
United States (31.1%)
Acadia Realty Trust REIT	175,113	2,285
AMB Property Corp. REIT	101,871	1,916
Assisted Living Concepts, Inc., Class A (a)	84,049	1,223

26	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

		Value
	Shares	(000)
United States (cont’d)
AvalonBay Communities, Inc. REIT	210,200	$11,759
Boston Properties, Inc. REIT	197,875	9,439
Brookfield Properties Corp.	1,019,133	8,122
Cabot Industrial Value Fund III, LP (a)(i)(l)	663	332
Camden Property Trust REIT	150,843	4,163
Capital Senior Living Corp. (a)	67,420	307
Care Investment Trust, Inc. REIT	53,318	277
DCT Industrial Trust, Inc. REIT	369,310	1,507
DiamondRock Hospitality Co. REIT	83,650	524
Digital Realty Trust, Inc. REIT	21,530	772
Duke Realty Corp. REIT	72,040	632
Equity Lifestyle Properties, Inc. REIT (a)	120,571	4,483
Equity Residential REIT	590,663	13,130
Essex Property Trust, Inc. REIT	740	46
Exeter Industrial Value Fund, LP (a)(d)(l)	1,000,000	850
Federal Realty Investment Trust REIT	146,834	7,565
Forest City Enterprises, Inc., Class A	707,241	4,668
HCP, Inc. REIT	324,496	6,876
Healthcare Realty Trust, Inc. REIT	254,637	4,286
Highwoods Properties, Inc. REIT	12,420	278
Host Hotels & Resorts, Inc. REIT	813,464	6,825
Keystone Industrial Fund II, LP (a)(l)	18,750	19
Kilroy Realty Corp. REIT	34,210	703
Kite Realty Group Trust REIT	108,700	317
Liberty Property Trust REIT	148,754	3,427
LTC Properties, Inc. REIT	20,890	427
Mack-Cali Realty Corp. REIT	154,568	3,524
Morgans Hotel Group Co. (a)	215,940	827
Nationwide Health Properties, Inc. REIT	31,050	799
Parkway Properties, Inc. REIT	252	3
Post Properties, Inc. REIT	264,711	3,558
PS Business Parks, Inc. REIT	32,773	1,587
Public Storage REIT	188,135	12,319
Ramco-Gershenson Properties Trust REIT	39,201	392
Regency Centers Corp. REIT	210,911	7,363
Senior Housing Properties Trust REIT	404,434	6,600
Simon Property Group, Inc. REIT	357,538	18,388
Sovran Self Storage, Inc. REIT	29,129	717
Starwood Hotels & Resorts Worldwide, Inc.	420,925	9,345
Taubman Centers, Inc. REIT	44,645	1,199
Ventas, Inc. REIT	191,930	5,731
Vornado Realty Trust REIT	228,113	10,272
Weingarten Realty Investors REIT	23,020	334
		180,116
Total Common Stocks (Cost $868,416)		552,262

Short-Term Investments (2.8%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	11,879,146	11,879

	Face
	Amount
	(000)
Repurchase Agreement (0.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $3,869; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $3,946.	$3,869	3,869
		15,748

	Shares
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	502,464	503
Total Short-Term Investments (Cost $16,251)		16,251
Total Investments (98.1%) (Cost $884,667) — including $14,515 of Securities Loaned (v)		568,513
Other Assets in Excess of Liabilities (1.9%)		10,897
Net Assets (100%)		$579,410

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(d)

At June 30, 2009, the Portfolio held approximately $850,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 5/09 and has a current cost basis of $332,000. At June 30, 2009, this security had an aggregate market value of $332,000 representing 0.06% of net assets.

(l)	Security has been deemed illiquid at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $365,770,000 and 64.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.	27

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	41	$68	7/1/09	EUR	48	$68	$—	@
GBP	65	107	7/2/09	EUR	76	107	—	@
HKD	2,013	260	7/2/09	USD	260	260	—	@
USD	300	300	7/2/09	AUD	370	298	(2)
USD	28	28	7/1/09	EUR	20	28	—	@
USD	109	109	7/1/09	SGD	157	109	—	@
		$872				$870	$(2)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
USD	— United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Diversified	$14,940	$217,113	$—	$232,053
Health Care	27,152	—	—	27,152
Industrial	3,423	6,760	1,201	11,384
Industrial\Office	5,646	—	—	5,646
Lodging\Resorts	17,521	—	—	17,521
Office	22,069	47,411	—	69,480
Residential	37,139	38,130	—	75,269
Retail	43,427	52,439	—	95,866
Self Storage	13,036	3,029	—	16,065
Specialty	772	1,054	—	1,826
Total Common Stocks	185,125	365,936	1,201	552,262
Forwards	—	— @	—	— @
Short-Term Investments
Investment Company	12,382	—	—	12,382
Repurchase Agreement	—	3,869	—	3,869
Total Short-Term Investments	12,382	3,869	—	16,251
Total Assets	197,507	369,805	1,201	568,513
Liabilities:
Forwards	—	(2)	—	(2)
Total Liabilities	—	(2)	—	(2)
Total	$197,507	$369,803	$1,201	$568,511

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$911
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(150)
Net purchases (sales)	440
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$1,201
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$(150)

Portfolio Composition*

Percentage of
Classification	Total Investments
Diversified	42.0%
Retail	17.3
Residential	13.6
Office	12.6
Other**	14.4
Short-Term Investment	0.1
Total Investments	100.0%

*                      Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.

**               Industries representing less than 5% of total investments.

28	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Global Value Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.5%)
Finland (2.9%)
Kone Oyj, Class B	31,400	$964

France (3.3%)
Groupe Danone	22,253	1,100

Ireland (5.6%)
C&C Group plc	135,134	457
Experian plc	186,055	1,394
		1,851
Japan (2.8%)
Kao Corp.	42,000	915

Netherlands (6.7%)
Reed Elsevier N.V.	92,450	1,020
Wolters Kluwer N.V. (c)	68,245	1,194
		2,214
Sweden (4.9%)
Swedish Match AB	100,334	1,631

Switzerland (6.7%)
Nestle S.A. (Registered) (c)	29,607	1,118
Novartis AG (Registered)	27,472	1,116
		2,234
United Kingdom (28.3%)
British American Tobacco plc	107,655	2,974
Cadbury plc	132,239	1,130
Diageo plc	58,016	833
Imperial Tobacco Group plc	80,628	2,097
Reckitt Benckiser Group plc	21,436	977
Unilever plc	58,412	1,371
		9,382
United States (35.3%)
Brown-Forman Corp., Class B	11,582	498
Career Education Corp. (a)	24,663	614
eBay, Inc. (a)(c)	55,526	951
Estee Lauder Cos., Inc. (The), Class A	18,493	604
Fortune Brands, Inc. (c)	18,495	642
Harley-Davidson, Inc. (c)	45,906	744
Kellogg Co.	16,901	787
McGraw-Hill Cos., Inc. (The)	35,400	1,066
Moody’s Corp.	37,760	995
Philip Morris International, Inc.	41,634	1,816
Procter & Gamble Co. (The)	20,813	1,064
Scotts Miracle-Gro Co. (The), Class A (c)	16,788	588
Starbucks Corp. (a)(c)	49,534	688
Weight Watchers International, Inc. (c)	24,972	644
		11,701
Total Common Stocks (Cost $28,790)		31,992

Short-Term Investments (10.0%)
Securities held as Collateral on Loaned Securities (6.5%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,631,411	1,632

	Face
	Amount
	(000)
Repurchase Agreement (1.6%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $531; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $542.	$531	531
		2,163

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,163,435	1,163
Total Short-Term Investments (Cost $3,326)		3,326
Total Investments (106.5%) (Cost $32,116) — including $2,072 of Securities Loaned (v)		35,318
Liabilities in Excess of Other Assets (-6.5%)		(2,161)
Net Assets (100%)		$33,157

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $20,291,000 and 57.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.	29

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Global Value Equity Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	658	$1,082	7/29/09	USD	1,070	$1,070	$(12)
GBP	658	1,081	7/29/09	USD	1,069	1,069	(12)
GBP	658	1,082	7/29/09	USD	1,070	1,070	(12)
GBP	658	1,082	7/29/09	USD	1,070	1,070	(12)
		$4,327				$4,279	$(48)

GBP	— British Pound
USD	— United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Automobiles	$744	$—	$—	$744
Beverages	498	1,290	—	1,788
Chemicals	588	—	—	588
Diversified Consumer Services	1,258	—	—	1,258
Diversified Financial Services	995	—	—	995
Food Products	787	4,719	—	5,506
Hotels, Restaurants & Leisure	688	—	—	688
Household Durables	642	—	—	642
Household Products	1,064	1,892	—	2,956
Internet Software & Services	951	—	—	951
Machinery	—	964	—	964
Media	1,066	2,214	—	3,280
Personal Products	604	—	—	604
Pharmaceuticals	—	1,116	—	1,116
Professional Services	—	1,394	—	1,394
Tobacco	1,816	6,702	—	8,518
Total Common Stocks	11,701	20,291	—	31,992
Short-Term Investments
Investment Company	2,795	—	—	2,795
Repurchase Agreement	—	531	—	531
Total Short-Term Investments	2,795	531	—	3,326
Total Assets	14,496	20,822	—	35,318
Liabilities:
Forwards	—	(48)	—	(48)
Total Liabilities	—	(48)	—	(48)
Total	$14,496	$20,774	$—	$35,270

Portfolio Composition*

Percentage of
Classification	Total Investments
Tobacco	25.7%
Food Products	16.6
Media	9.9
Household Products	8.9
Beverages	5.4
Other**	30.0
Short-Term Investment	3.5
Total Investments	100.0%

*                      Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.

**               Industries representing less than 5% of total investments.

30	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

International Equity Portfolio

		Value
	Shares	(000)
Common Stocks (96.1%)
Australia (4.5%)
AMP Ltd.	9,789,266	$38,357
Foster’s Group Ltd.	6,284,658	26,048
Orica Ltd.	758,339	13,202
OZ Minerals Ltd.	44,323,307	32,834
Santos Ltd.	3,429,649	40,290
		150,731
Austria (0.9%)
Telekom Austria AG	1,959,350	30,657

Canada (1.0%)
EnCana Corp.	660,383	32,743

Denmark (0.3%)
Novo-Nordisk A/S, Class B	165,602	9,001

Finland (0.5%)
Nokia Oyj	1,071,109	15,632

France (7.6%)
ArcelorMittal	467,275	15,346
Electricite de France (c)	1,460,105	71,201
France Telecom S.A. (c)	1,320,724	30,007
Legrand S.A. (c)	2,302,353	50,300
Total S.A.	912,343	49,414
Vallourec S.A. (c)	341,328	41,497
		257,765
Germany (4.5%)
Bayer AG (c)	1,269,797	68,183
E.ON AG	1,641,809	58,275
RWE AG (c)	340,048	26,845
		153,303
Greece (0.6%)
OPAP S.A.	807,023	21,433

Hong Kong (0.5%)
Esprit Holdings Ltd.	2,990,200	16,649

Ireland (1.7%)
CRH plc	2,500,299	57,322

Italy (1.7%)
ENI S.p.A.	2,386,889	56,624

Japan (24.1%)
Asatsu-DK, Inc. (c)	682,385	15,415
Astellas Pharma, Inc.	1,549,000	54,717
Chiba Bank Ltd. (The)	4,514,000	29,370
Hoya Corp. (c)	1,830,700	36,655
INPEX Corp.	2,802	22,319
JSR Corp.	1,421,600	24,226
Kao Corp.	2,227,000	48,534
Keyence Corp. (c)	306,710	62,418
Komatsu Ltd.	620,200	9,518
Mitsubishi Electric Corp. (c)	3,268,000	20,563
Mitsubishi Estate Co., Ltd.	3,218,000	53,309
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,273,100	59,275
NGK Spark Plug Co., Ltd. (c)	3,660,000	34,783
Nintendo Co., Ltd.	101,300	27,878
Nitto Denko Corp.	876,700	26,565
NTT DoCoMo, Inc.	24,875	36,331
Sega Sammy Holdings, Inc. (c)	1,799,500	22,754
Sekisui House Ltd.	4,625,000	46,751
Sumitomo Mitsui Financial Group, Inc. (c)	458,071	18,524
Sumitomo Trust & Banking Co., Ltd. (The)	3,348,000	18,023
T&D Holdings, Inc. (c)	2,367,400	67,505
Taiyo Nippon Sanso Corp. (c)	5,445,000	51,799
Toyota Motor Corp.	745,000	28,164
		815,396
Netherlands (5.6%)
Akzo Nobel N.V. (c)	1,152,017	50,695
CSM N.V. (c)	1,069,866	15,817
Unilever N.V. CVA	5,168,134	124,726
		191,238
Spain (2.0%)
Telefonica S.A.	3,014,159	68,346

Sweden (0.2%)
Ssab Svenskt Stal AB, Class A (c)	648,297	7,547

Switzerland (8.2%)
Nestle S.A. (Registered) (c)	3,651,823	137,824
Novartis AG (Registered)	1,630,248	66,234
Roche Holding AG (Genusschein)	528,906	71,957
UBS AG (Registered) (a)	262,656	3,214
		279,229
United Kingdom (31.1%)
BG Group plc	1,859,110	31,237
BHP Billiton plc	2,839,368	64,136
BP plc	6,566,515	51,962
British American Tobacco plc	4,891,423	135,127
British Land Co. plc REIT	6,492,979	40,950
Cadbury plc	3,235,463	27,638
Diageo plc	2,590,063	37,196
Hays plc	32,000,725	45,243
Imperial Tobacco Group plc	4,748,492	123,505
Intercontinental Hotels Group plc	3,392,987	34,880
Lonmin plc	816,426	15,815
National Grid plc	1,897,171	17,111
Reckitt Benckiser Group plc	2,711,799	123,588
Reed Elsevier plc	8,105,014	60,433
Royal Dutch Shell plc, Class A	712,232	17,785
Scottish & Southern Energy plc	2,602,135	48,854
Smiths Group plc	3,255,957	37,681
Vodafone Group plc	37,654,762	72,785
Wolseley plc (a)	3,544,617	67,764
		1,053,690

The accompanying notes are an integral part of the financial statements.	31

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

		Value
	Shares	(000)
United States (1.1%)
Dr. Pepper Snapple Group, Inc. (a)	1,767,407	$37,451
Total Common Stocks (Cost $3,524,684)		3,254,757

Short-Term Investments (9.6%)
Securities held as Collateral on Loaned Securities (6.1%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	154,804,889	154,805

	Face
	Amount
	(000)
Repurchase Agreement (1.5%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $50,420; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $51,429.	$50,420	50,420
		205,225

	Shares
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	118,166,464	118,166
Total Short-Term Investments (Cost $323,391)		323,391
Total Investments (105.7%) (Cost $3,848,075) — including $195,230 of Securities Loaned (v)		3,578,148
Liabilities in Excess of Other Assets (-5.7%)		(191,551)
Net Assets (100%)		$3,386,597

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $3,184,563,000 and 89.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	215	$302	7/1/09	USD	302	$302	$—	@
GBP	83,770	137,818	7/15/09	EUR	97,872	137,300	(518)
JPY	222,100	2,306	7/1/09	USD	2,328	2,328	22
JPY	149,759	1,555	7/1/09	USD	1,570	1,570	15
JPY	100,814	1,046	7/2/09	USD	1,050	1,050	4
		$143,027				$142,550	$(477)

EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Auto Components	$—	$34,783	$—	$34,783
Automobiles	—	28,164	—	28,164
Beverages	37,451	63,244	—	100,695
Capital Markets	—	3,214	—	3,214
Chemicals	—	166,487	—	166,487
Commercial Banks	—	65,917	—	65,917
Communications Equipment	—	15,632	—	15,632
Construction Materials	—	57,322	—	57,322
Diversified Telecommunication Services	—	129,010	—	129,010
Electric Utilities	—	178,330	—	178,330
Electrical Equipment	—	70,863	—	70,863
Electronic Equipment, Instruments & Components	—	99,073	—	99,073
Food Products	—	306,005	—	306,005
Hotels,Restaurants & Leisure	—	56,313	—	56,313
Household Durables	—	46,751	—	46,751

32	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks (cont’d)
Household Products	$—	$172,122	$—	$172,122
Industrial Conglomerates	—	37,681	—	37,681
Insurance	—	165,137	—	165,137
Leisure Equipment & Products	—	22,754	—	22,754
Machinery	—	51,015	—	51,015
Media	—	75,848	—	75,848
Metals & Mining	—	135,678	—	135,678
Multi-Utilities	—	43,956	—	43,956
Oil, Gas & Consumable Fuels	32,743	269,631	—	302,374
Pharmaceuticals	—	270,092	—	270,092
Professional Services	—	45,243	—	45,243
Real Estate	—	53,309	—	53,309
Real Estate Investment Trusts (REITs)	—	40,950	—	40,950
Software	—	27,878	—	27,878
Specialty Retail	—	16,649	—	16,649
Tobacco	—	258,632	—	258,632
Trading Companies & Distributors	—	67,764	—	67,764
Wireless Telecommunication Services	—	109,116	—	109,116
Total Common Stocks	70,194	3,184,563	—	3,254,757
Forwards	—	41	—	41
Short-Term Investments
Investment Company	272,971	—	—	272,971
Repurchase Agreement	—	50,420	—	50,420
Total Short-Term Investments	272,971	50,420	—	323,391
Total Assets	343,165	3,235,024	—	3,578,189
Liabilities:
Forwards	—	(518)	—	(518)
Total Liabilities	—	(518)	—	(518)
Total	$343,165	$3,234,506	$—	$3,577,671

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$18,265
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	(18,265)
Balance as of 6/30/09	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

Portfolio Composition*

Percentage of
Classification	Total Investments
Food Products	9.1%
Oil, Gas& Consumable Fuels	9.0
Pharmaceuticals	8.0
Tobacco	7.7
Electric Utilities	5.3
Household Products	5.1
Other**	52.3
Short-Term Investment	3.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	33

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

		Value
	Shares	(000)
Common Stocks (97.4%)
Australia (2.7%)
BHP Billiton Ltd.	25,183	$690
CSL Ltd.	25,284	654
		1,344
Austria (1.5%)
Vienna Insurance Group	16,651	724

Belgium (1.0%)
Groupe Bruxelles Lambert S.A.	6,929	507

Canada (2.7%)
Cameco Corp.	30,014	770
EnCana Corp.	11,444	567
		1,337
Denmark (1.3%)
Vestas Wind Systems A/S (a)	8,804	633

Egypt (0.8%)
Orascom Construction Industries GDR	11,992	396

Finland (3.3%)
Fortum Oyj (c)	39,778	907
Kone Oyj, Class B	23,432	720
		1,627
France (7.9%)
ArcelorMittal	25,277	830
AXA S.A.	33,786	639
BNP Paribas	14,006	909
LVMH Moet Hennessy Louis Vuitton S.A.	7,362	563
Total S.A.	17,357	940
		3,881
Germany (5.2%)
Bayer AG	9,534	512
Deutsche Bank AG (Registered)	12,519	762
Linde AG	9,744	801
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,659	495
		2,570
Greece (3.1%)
Coca-Cola Hellenic Bottling Co. S.A.	30,912	633
National Bank of Greece S.A. (a)	33,094	907
		1,540
Hong Kong (6.6%)
China Resources Power Holdings Co., Ltd. (c)	318,000	704
CNOOC Ltd.	636,700	784
Esprit Holdings Ltd.	83,000	462
Parkson Retail Group Ltd. (c)	409,500	584
Tencent Holdings Ltd.	60,800	708
		3,242
India (2.5%)
Bharti Airtel Ltd. (a)	35,803	598
Reliance Industries Ltd. (a)	14,704	620
		1,218
Ireland (1.1%)
Ryanair Holdings plc ADR (a)	19,404	551

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. ADR	19,087	942

Italy (1.2%)
ENI S.p.A.	24,233	575

Japan (17.2%)
Benesse Corp.	14,100	563
FamilyMart Co., Ltd.	17,700	555
Fast Retailing Co., Ltd.	6,400	834
Honda Motor Co., Ltd.	19,400	531
Jupiter Telecommunications Co., Ltd.	777	589
Komatsu Ltd.	38,400	589
Nidec Corp.	10,100	610
Nippon Electric Glass Co., Ltd.	79,000	881
Rakuten, Inc.	1,070	643
Shin-Etsu Chemical Co., Ltd.	15,100	697
Shionogi & Co., Ltd.	30,000	580
Sony Financial Holdings, Inc.	179	493
Stanley Electric Co., Ltd.	42,500	856
		8,421
Luxembourg (1.2%)
Millicom International Cellular S.A. (a)	9,981	562

Mexico (1.3%)
America Movil S.A.B. de C.V., Class L ADR	16,939	656

Netherlands (1.1%)
Reed Elsevier N.V.	48,913	539

Norway (1.0%)
Storebrand ASA (a)	115,218	504

Portugal (2.2%)
Banco Espirito Santo S.A. (Registered)	110,085	594
Jeronimo Martins SGPS S.A. (c)	70,107	479
		1,073
Singapore (3.1%)
DBS Group Holdings Ltd.	116,500	945
Keppel Corp. Ltd.	117,000	556
		1,501
Spain (2.7%)
Banco Santander S.A.	59,994	724
Red Electrica Corporacion S.A.	13,335	603
		1,327
Sweden (2.4%)
Investor AB, Class B	40,432	625
Tele2 AB, Class B	56,272	570
		1,195

34	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

		Value
	Shares	(000)
Switzerland (7.3%)
Nestle S.A. (Registered)	26,254	$991
Roche Holding AG (Genusschein)	6,464	880
SGS S.A. (Registered)	869	1,079
Syngenta AG (Registered)	2,796	649
		3,599
United Kingdom (15.1%)
Aggreko plc	54,578	466
Autonomy Corp. plc (a)	29,172	691
Cobham plc	219,096	625
G4S plc	204,491	703
Prudential plc	86,816	591
Reckitt Benckiser Group plc	22,130	1,009
SABMiller plc	29,908	609
Smith & Nephew plc	80,925	600
Standard Chartered plc	41,791	787
Tesco plc	138,026	804
Vodafone Group plc	270,398	523
		7,408
Total Common Stocks (Cost $59,446)		47,872

	No. of
	Rights
Rights (0.0%)
Hong Kong (0.0%)
China Resources Power Holdings Co., Ltd., expires 7/10/09 (a) (Cost $—)	31,800	13

	Shares
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	901,800	902

	Face
	Amount
	(000)
Repurchase Agreement (0.6%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $294; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $300.	$293	293
		1,195

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,133,978	1,134
Total Short-Term Investments (Cost $2,329)		2,329
Total Investments (102.2%) (Cost $61,775) — including $1,125 of Securities Loaned (v)		50,214
Liabilities in Excess of Other Assets (-2.2%)		(1,079)
Net Assets (100%)		$49,135

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio —Institutional Class.
(v)

The approximate market value and percentage of total investments, $43,428,000 and 86.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

											Net
Currency						In					Unrealized
to						Exchange					Appreciation
Deliver			Value		Settlement	For			Value		(Depreciation)
(000)			(000)		Date	(000)			(000)		(000)
CAD	4		$4		7/1/09	USD	4		$4		$—	@
CAD	4		4		7/1/09	USD	4		4		—	@
CHF	—	@	—	@	7/1/09	USD	—	@	—	@	—	@
CHF	2		2		7/1/09	USD	2		2		—	@
HKD	43		5		7/1/09	USD	5		5		—	@
			$15						$15		$—	@

CAD	— Canadian Dollar
CHF	— Swiss Franc
HKD	— Hong Kong Dollar
USD	— United States Dollar
@	Value is less than $500.

The accompanying notes are an integral part of the financial statements.	35

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$625		$—	$625
Airlines	551	—		—	551
Auto Components	—	856		—	856
Automobiles	—	531		—	531
Beverages	—	1,242		—	1,242
Biotechnology	—	654		—	654
Capital Markets	—	762		—	762
Chemicals	—	2,147		—	2,147
Commercial Banks	—	4,866		—	4,866
Commercial Services & Supplies	—	1,169		—	1,169
Construction & Engineering	—	396		—	396
Diversified Consumer Services	—	563		—	563
Diversified Financial Services	—	1,132		—	1,132
Diversified Telecommunication Services	—	570		—	570
Electric Utilities	—	1,510		—	1,510
Electrical Equipment	—	633		—	633
Electronic Equipment, Instruments & Components	—	1,491		—	1,491
Food & Staples Retailing	—	1,838		—	1,838
Food Products	—	991		—	991
Health Care Equipment & Supplies	—	600		—	600
Household Products	—	1,009		—	1,009
Independent Power Producers & Energy Traders	—	704		—	704
Industrial Conglomerates	—	556		—	556
Insurance	—	3,446		—	3,446
Internet & Catalog Retail	—	643		—	643
Internet Software& Services	—	708		—	708
Machinery	—	1,309		—	1,309
Media	—	1,128		—	1,128
Metals & Mining	—	1,520		—	1,520
Multiline Retail	—	584		—	584
Oil, Gas & Consumable Fuels	1,337	2,919		—	4,256
Pharmaceuticals	942	1,972		—	2,914
Professional Services	—	1,079		—	1,079
Software	—	691		—	691
Specialty Retail	—	1,296		—	1,296
Textiles, Apparel & Luxury Goods	—	563		—	563
Wireless Telecommunication Services	1,218	1,121		—	2,339
Total Common Stocks	4,048	43,824		—	47,872
Forwards	—	—	@	—	—	@
Rights	—	13		—	13
Short-Term Investments
Investment Companies	2,036	—		—	2,036
Repurchase Agreements	—	293		—	293
Total Short-Term Investments	2,036	293		—	2,329
Total Assets	6,084	44,130		—	50,214
Liabilities:
Forwards	—	(—	@)	—	(—	@)
Total Liabilities	—	(—	@)	—	(—	@)
Total	$6,084	$44,130		$—	$50,214

@ Value is less than $500.

Portfolio Composition*

Percentage of
Classification	Total Investments
Commercial Banks	9.9%
Oil, Gas & Consumable Fuels	8.7
Insurance	7.0
Pharmaceuticals	5.9
Other**	66.2
Short-Term Investment	2.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

36	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (98.5%)
Australia (4.3%)
CFS Retail Property Trust REIT	968,669	$1,280
Commonwealth Property Office Fund REIT (c)	521,529	347
GPT Group REIT	2,840,703	1,109
Mirvac Group REIT	266,800	230
Stockland REIT (c)	882,948	2,264
Westfield Group REIT	1,207,797	11,001
		16,231
Austria (1.0%)
CA Immobilien Anlagen AG (a)(c)	113,781	944
Conwert Immobilien Invest SE (a)(c)	347,586	2,809
		3,753
Finland (0.9%)
Citycon Oyj	500,107	1,307
Sponda Oyj (a)(c)	723,070	2,060
		3,367
France (22.8%)
Fonciere Des Regions REIT (c)	29,714	2,236
Gecina S.A. REIT (c)	29,818	1,845
ICADE REIT	148,902	12,246
Klepierre REIT	278,892	7,194
Mercialys S.A. REIT (c)	72,535	2,240
Silic REIT (c)	107,452	9,485
Unibail-Rodamco SE REIT (c)	337,185	50,352
		85,598
Germany (0.6%)
Alstria Office AG REIT (c)	276,046	2,169

Hong Kong (13.6%)
Agile Property Holdings Ltd. (c)	432,000	615
China Overseas Land & Investment Ltd.	2,838,240	6,571
China Resources Land Ltd. (c)	1,961,000	4,317
Guangzhou R&F Properties Co., Ltd., Class H	1,247,600	2,774
Hang Lung Properties Ltd.	1,123,000	3,707
Henderson Land Development Co., Ltd.	460,000	2,632
Hongkong Land Holdings Ltd.	2,120,000	7,484
Hysan Development Co., Ltd.	639,419	1,640
Kerry Properties Ltd.	913,271	4,060
Shimao Property Holdings Ltd.	501,000	968
Sino Land Co.	500,000	822
Sun Hung Kai Properties Ltd. (c)	1,181,300	14,704
Swire Pacific Ltd., Class A	58,000	584
		50,878
Italy (0.7%)
Beni Stabili S.p.A. (c)	3,422,689	2,682

Japan (10.3%)
Japan Real Estate Investment Corp. REIT (c)	205	1,702
Mitsubishi Estate Co., Ltd.	797,000	13,203
Mitsui Fudosan Co., Ltd.	690,000	11,954
Nippon Building Fund, Inc. REIT	290	2,482
NTT Urban Development Corp.	1,839	1,773
Sumitomo Realty & Development Co., Ltd. (c)	417,000	7,585
		38,699
Netherlands (10.1%)
Corio N.V. REIT	391,154	19,066
Eurocommercial Properties N.V. CVA REIT	179,675	5,539
ProLogis European Properties	729,008	2,784
Vastned Retail N.V. REIT	65,301	3,252
Wereldhave N.V. REIT	94,314	7,029
		37,670
Singapore (1.5%)
CapitaCommercial Trust REIT	562,000	316
CapitaLand Ltd. (c)	1,704,000	4,328
CapitaMall Trust REIT (c)	637,000	613
Suntec REIT	350,000	207
		5,464
Sweden (2.7%)
Castellum AB	335,102	2,137
Hufvudstaden AB, Class A	1,250,833	7,786
		9,923
Switzerland (3.0%)
PSP Swiss Property AG (Registered) (a)	238,972	11,415

United Kingdom (27.0%)
Big Yellow Group plc REIT (a)	845,669	4,767
British Land Co. plc REIT	2,484,637	15,670
Brixton plc REIT	2,136,267	1,432
Capital & Regional plc	1,817,226	975
Derwent London plc REIT	369,016	5,686
Grainger plc	988,447	2,378
Great Portland Estates plc REIT	819,176	2,972
Hammerson plc REIT	2,668,325	13,523
Land Securities Group plc REIT	2,558,209	19,903
Liberty International plc REIT	1,154,636	7,580
Minerva plc (a)	3,184,365	694
Quintain Estates & Development plc	1,982,943	1,640
Safestore Holdings plc	2,547,815	3,983
Segro plc REIT	38,565,550	15,444
Shaftesbury plc REIT	324,258	1,612
Unite Group plc	1,314,591	2,948
		101,207
Total Common Stocks (Cost $763,347)		369,056

Short-Term Investments (8.0%)
Securities held as Collateral on Loaned Securities (7.7%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	21,750,943	21,751

The accompanying notes are an integral part of the financial statements.	37

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (1.9%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $7,084; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $7,226.	$7,084	$7,084
		28,835

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,312,001	1,312
Total Short-Term Investments (Cost $30,147)		30,147
Total Investments (106.5%) (Cost $793,494) — including $27,401 of Securities Loaned (v)		399,203
Liabilities in Excess of Other Assets (-6.5%)		(24,324)
Net Assets (100%)		$374,879

(a)	Non-income producing security.
(c)	All or a portion of security on loan at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio—Institutional Class.
(v)

The approximate market value and percentage of total investments, $368,969,000 and 92.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver		Value	Settlement	In Exchange For		Value	Net Unrealized Appreciation (Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	309	$249	7/1/09	USD	248	$248	$(1)
AUD	161	130	7/2/09	USD	131	131	1
CHF	595	547	7/1/09	USD	547	547	—	@
GBP	23	39	7/1/09	USD	39	39	—	@
GBP	45	74	7/2/09	USD	74	74	—	@
HKD	6,442	831	7/2/09	USD	831	831	—	@
JPY	58,768	610	7/1/09	USD	616	616	6
JPY	56,634	588	7/2/09	USD	591	591	3
SGD	129	89	7/1/09	USD	89	89	—	@
SGD	122	84	7/2/09	USD	84	84	—	@
		$3,241				$3,250	$9

AUD	— Australian Dollar
CHF	— Swiss Franc
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Diversified	$—	$188,012	$—	$188,012
Industrial	—	19,660	—	19,660
Office	—	56,299	—	56,299
Residential	—	19,817	—	19,817
Retail	—	73,570	—	73,570
Self Storage	—	8,750	—	8,750
Specialty	—	2,948	—	2,948
Total Common Stocks	—	369,056	—	369,056
Forwards	—	10	—	10
Short-Term Investments
Investment Company	23,063	—	—	23,063
Repurchase Agreement	—	7,084	—	7,084
Total Short-Term Investments	23,063	7,084	—	30,147
Total Assets	23,063	376,150	—	399,213
Liabilities:
Forwards	—	(1)	—	(1)
Total Liabilities	—	(1)	—	(1)
Total	$23,063	$376,149	$—	$399,212

Portfolio Composition*

Percentage of
Classification	Total Investments
Diversified	50.8%
Retail	19.9
Office	15.2
Residential	5.3
Industrial	5.3
Other**	3.1
Short-Term Investment	0.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.
**	Industries representing less than 5% of total investments.

38	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

		Value
	Shares	(000)
Common Stocks (97.9%)
Australia (3.1%)
Boral Ltd.	962,419	$3,135
Goodman Fielder Ltd.	2,497,873	2,616
Infomedia Ltd.	7,672,222	1,816
Pacific Brands Ltd.	3,702,793	2,524
		10,091
Austria (0.4%)
Semperit AG Holding	42,801	1,144

Denmark (2.5%)
NKT Holding A/S (a)	99,880	3,372
Sydbank A/S (a)	74,371	1,714
Topdanmark A/S (a)	26,378	3,083
		8,169
Finland (3.7%)
Konecranes Oyj	150,745	3,554
Rautaruukki Oyj	168,226	3,364
UPM-Kymmene Oyj	289,383	2,522
Uponor Oyj	237,865	2,817
		12,257
France (3.1%)
Bull S.A. (a)	872,720	2,305
Euler Hermes S.A.	55,366	3,377
ICADE REIT	17,653	1,452
Teleperformance	96,724	2,947
		10,081
Germany (3.0%)
Alstria Office AG REIT	142,993	1,124
GFK SE	173,671	3,614
MTU Aero Engines Holding AG	87,558	3,197
Sartorius AG (Non-Voting Shares)	132,643	1,779
SCS Standard Computersysteme AG (a)(d)(l)	21,289	—
		9,714
Hong Kong (2.2%)
Midland Holdings Ltd.	4,008,000	2,422
Techtronic Industries Co.	3,602,000	2,474
Yip’s Chemical Holdings Ltd.	4,818,000	2,447
		7,343
Ireland (5.0%)
FBD Holdings plc	267,548	2,688
Glanbia plc	1,848,397	5,705
Kerry Group plc, Class A	207,496	4,737
Smurfit Kappa Group plc	607,297	3,284
		16,414
Italy (4.6%)
Brembo S.p.A.	346,872	2,060
Buzzi Unicem S.p.A.	232,157	3,305
Davide Campari-Milano S.p.A.	359,967	2,889
Interpump Group S.p.A. (a)	492,566	2,388
Prysmian S.p.A.	225,504	3,397
SAES Getters S.p.A.	133,121	1,173
		15,212
Japan (40.8%)
Alpha Systems Inc.	39,500	871
Axell Corp.	1,008	3,611
CKD Corp.	315,200	1,602
Daibiru Corp.	557,700	4,792
Disco Corp.	46,300	1,956
Fuji Machine Manufacturing Co., Ltd.	486,700	5,877
Fujimi, Inc.	4,600	74
Fuyo General Lease Co., Ltd.	362,800	8,053
Harmonic Drive Systems Inc.	538	1,246
Hikari Tsushin, Inc.	155,719	3,497
Jaccs Co., Ltd.	2,614,000	5,793
Japan Securities Finance Co., Ltd.	1,369,692	11,460
Leopalace21 Corp.	530,200	4,710
Maxvalu Tokai Co., Ltd.	133,000	1,619
Miraial Co., Ltd.	232,500	4,802
Mori Seiki Co., Ltd.	294,000	3,046
Nakanishi, Inc.	48,386	3,557
Nihon Micro Coating Co., Ltd. (a)	364,700	899
Nihon Trim Co., Ltd.	69,000	1,374
Ohara, Inc.	380,400	5,358
Okinawa Cellular Telephone Co.	920	1,582
Osaki Engineering Co., Ltd.	864	1,002
OZEKI Co., Ltd.	40,500	1,136
Sawada Holdings Co., Ltd. (a)	533,800	2,231
Shinkawa Ltd.	469,700	6,285
St. Marc Holdings Co., Ltd.	58,200	1,809
Sumitomo Osaka Cement Co., Ltd.	1,607,970	3,471
Sun Frontier Fudousan Co., Ltd. (a)	8,086	2,401
Taiheiyo Cement Corp.	2,744,000	4,699
THK Co., Ltd.	258,000	3,847
TOC Co., Ltd.	1,104,500	4,810
Toei Animation Co., Ltd.	274,600	4,724
Tokyo Tomin Bank Ltd. (The)	390,281	7,477
Union Tool Co.	145,200	3,789
Vantec Corp.	2,397	2,228
Yachiyo Bank Ltd. (The)	243,200	7,716
		133,404
Netherlands (0.6%)
Smartrac N.V. (a)	116,360	2,092

New Zealand (0.4%)
Fisher & Paykel Healthcare Corp., Ltd.	769,354	1,448

Norway (3.7%)
Fred Olsen Energy ASA	78,225	2,666
Pronova BioPharma A/S (a)	927,073	2,468
Prosafe SE	302,314	1,520
Schibsted ASA (a)	354,665	3,216
TGS Nopec Geophysical Co. ASA (a)	227,041	2,253
		12,123
Singapore (0.5%)
Singapore Post Ltd.	2,556,000	1,578

The accompanying notes are an integral part of the financial statements.	39

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

		Value
	Shares	(000)
Spain (0.2%)
Miquel y Costas & Miquel S.A.	40,421	$787

Sweden (3.5%)
Getinge AB, Class B	185,472	2,432
Intrum Justitia AB	160,984	1,553
Saab AB, Class B	648,473	4,972
SKF AB, Class B	189,597	2,344
		11,301
Switzerland (1.7%)
Bucher Industries AG (Registered)	23,101	2,322
Kuoni Reisen Holding AG (Registered), B	4,721	1,468
LEM Holding S.A. (Registered)	7,323	1,687
		5,477
United Kingdom (18.9%)
Ark Therapeutics Group plc (a)	1,218,885	888
Bodycote plc	1,337,024	2,822
Britvic plc	1,487,255	6,835
Catlin Group Ltd.	277,532	1,470
Chemring Group plc	89,366	3,195
CVS Group plc (a)	1,385,566	3,234
Dignity plc	161,930	1,606
Filtrona plc	1,224,452	2,464
Home Retail Group plc	677,938	2,908
IMI plc	390,546	2,008
Informa plc	943,941	3,410
Luminar Group Holdings plc	1,534,799	2,914
Premier Foods plc (a)	10,232,316	6,199
Rotork plc	55,531	757
SIG plc	2,164,839	3,501
Spectris plc	392,292	3,566
Spirax-Sarco Engineering plc	140,901	1,961
Tate & Lyle plc	314,260	1,654
Wincanton plc	2,087,602	6,676
Wolseley plc (a)	188,744	3,608
		61,676
Total Common Stocks (Cost $332,127)		320,311

	No. of
	Rights
Rights (0.2%)
Norway (0.2%)
Schibsted ASA, expires 7/2/09 (a) (Cost $588)	354,665	772

	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $4,210)	4,209,832	4,210
Total Investments (99.4%) (Cost $336,925) (v)		325,293
Other Assets in Excess of Liabilities (0.6%)		1,876
Net Assets (100%)		$327,169

(a)	Non-income producing security.
(d)

At June 30, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $321,083,000 and 98.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CHF	48	$44	7/1/09	USD	44	$44	$—	@
EUR	76	106	7/2/09	USD	107	107	1
JPY	32,242	335	7/1/09	USD	338	338	3
JPY	48,572	504	7/1/09	USD	507	507	3
JPY	7,964	83	7/2/09	USD	83	83	—	@
USD	101	101	7/1/09	EUR	72	101	—	@
		$1,173				$1,180	$7

CHF	— Swiss Franc
EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar
@	Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$11,364	$—	$11,364
Air Freight & Logistics	—	10,482	—	10,482

40	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
Investment Type	prices	inputs		inputs		Total
Assets:
Common Stocks (cont’d)
Auto Components	$—	$3,204		$—		$3,204
Beverages	—	9,724		—		9,724
Biotechnology	—	888		—		888
Building Products	—	2,817		—		2,817
Capital Markets	—	2,231		—		2,231
Chemicals	—	11,242		—		11,242
Commercial Banks	—	16,907		—		16,907
Commercial Services & Supplies	—	5,167		—		5,167
Computers & Peripherals	—	2,305		—		2,305
Construction Materials	—	14,610		—		14,610
Consumer Finance	—	5,793		—		5,793
Containers & Packaging	—	3,284		—		3,284
Distributors	—	2,524		—		2,524
Diversified Consumer Services	—	1,606		—		1,606
Diversified Financial Services	—	19,513		—		19,513
Electrical Equipment	—	3,397		—		3,397
Electronic Equipment, Instruments & Components	—	9,275		—		9,275
Energy Equipment & Services	—	6,439		—		6,439
Food & Staples Retailing	—	2,755		—		2,755
Food Products	—	20,911		—		20,911
Health Care Equipment & Supplies	—	9,216		—		9,216
Health Care Providers & Services	—	3,234		—		3,234
Hotels Restaurants & Leisure	—	6,191		—		6,191
Household Durables	—	2,474		—		2,474
Information Technology Services	—	—		—	†	—	†
Insurance	—	10,618		—		10,618
Internet & Catalog Retail	—	2,908		—		2,908
Machinery	—	41,552		—		41,552
Media	—	11,350		—		11,350
Metals & Mining	—	3,364		—		3,364
Paper & Forest Products	—	3,309		—		3,309
Pharmaceuticals	—	2,468		—		2,468
Professional Services	—	2,947		—		2,947
Real Estate Investment Trusts (REITs)	—	2,576		—		2,576
Real Estate Management & Development	—	19,135		—		19,135
Semiconductors & Semiconductor Equipment	—	17,656		—		17,656
Software	—	2,687		—		2,687
Specialty Retail	—	3,497		—		3,497
Trading Companies & Distributors	—	7,109		—		7,109
Wireless Telecommunication Services	—	1,582		—		1,582
Total Common Stocks	—	320,311		—	†	320,311
Forwards	—	7		—		7
Rights	—	772		—		772
Short-Term Investments
Investment Companies	4,210	—		—		4,210
Total Assets	4,210	321,090		—	†	325,300
Liabilities:
Forwards	—	(—	@)	—		(—	@)
Total Liabilities	—	(—	@)	—		(—	@)
Total	$4,210	$321,090		$—	†	$325,300

@    Value is less than $500.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

†      Includes a security which is valued at zero.

Portfolio Composition

Percentage of
Classification	Total Investments
Machinery	12.8%
Food Products	6.4
Diversified Financial Services	6.0
Real Estate Management & Development	5.9
Semiconductors & Semiconductor Equipment	5.4
Commercial Banks	5.2
Other*	57.0
Short-Term Investment	1.3
Total Investments	100.0%

*      Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	41

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Capital Growth Portfolio

		Value
	Shares	(000)
Common Stocks (99.3%)
Advertising Agencies (0.5%)
Monster Worldwide, Inc. (a)	284,093	$3,355

Air Transport (2.4%)
Expeditors International of Washington, Inc.	463,805	15,463

Biotechnology Research & Production (2.4%)
Illumina, Inc. (a)	399,264	15,547

Building: Cement (2.6%)
Cemex S.A.B. de C.V. ADR (a)	713,228	6,662
Martin Marietta Materials, Inc.	126,079	9,945
		16,607
Casinos & Gambling (2.1%)
Wynn Resorts Ltd. (a)	380,638	13,437

Chemicals (5.5%)
Monsanto Co.	465,934	34,638

Communications & Media (1.0%)
McGraw-Hill Cos., Inc. (The)	211,750	6,376

Communications Technology (8.3%)
America Movil S.A.B. de C.V., Class LADR	288,352	11,165
Cisco Systems, Inc. (a)	767,489	14,306
QUALCOMM, Inc.	230,066	10,399
Research In Motion Ltd. (a)	234,072	16,631
		52,501
Computer Services Software & Systems (15.6%)
Baidu, Inc. ADR (a)	49,911	15,028
Google, Inc., Class A (a)	106,842	45,043
Salesforce.com, Inc. (a)	303,500	11,585
Tencent Holdings Ltd.	1,705,600	19,859
VMware, Inc., Class A (a)	164,875	4,496
Yahoo!, Inc. (a)	190,639	2,985
		98,996
Computer Technology (6.1%)
Apple, Inc. (a)	269,778	38,424
Seagate Technology, Inc. (a)(d)(l)	186,100	—
		38,424
Diversified Financial Services (2.4%)
CME Group, Inc.	48,781	15,176

Drugs & Pharmaceuticals (2.0%)
Allergan, Inc.	171,415	8,156
Gen-Probe, Inc. (a)	104,979	4,512
		12,668
Electronics: Medical Systems (1.1%)
Intuitive Surgical, Inc. (a)	42,587	6,970

Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	36,517	5,920

Energy — Miscellaneous (7.7%)
Southwestern Energy Co. (a)	556,168	21,607
Ultra Petroleum Corp. (a)	691,318	26,962
		48,569
Finance Companies (2.5%)
BM&F Bovespa S.A.	2,696,418	16,100

Financial — Miscellaneous (10.6%)
American Express Co.	432,132	10,043
Berkshire Hathaway, Inc., Class B (a)	4,734	13,708
Mastercard, Inc., Class A	109,363	18,298
Redecard S.A.	1,198,310	18,346
Visa, Inc., Class A	108,658	6,765
		67,160
Insurance: Multi-Line (1.6%)
Loews Corp.	360,047	9,865

Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A	1,389,482	23,718

Restaurants (2.5%)
Starbucks Corp. (a)	1,130,643	15,705

Retail (8.4%)
Amazon.com, Inc. (a)	554,040	46,351
Sears Holdings Corp. (a)	101,059	6,722
		53,073
Services: Commercial (5.3%)
China Merchants Holdings International Co., Ltd.	1,012,000	2,910
Corporate Executive Board Co. (The)	228,527	4,744
eBay, Inc. (a)	529,234	9,066
Leucadia National Corp. (a)	787,263	16,603
		33,323
Shipping (1.7%)
C.H. Robinson Worldwide, Inc.	206,430	10,765

Wholesalers (2.4%)
Li & Fung Ltd.	5,781,601	15,455
Total Common Stocks (Cost $699,967)		629,811
Total Investments (99.3%) (Cost $699,967) (v)		629,811
Other Assets in Excess of Liabilities (0.7%)		4,373
Net Assets (100%)		$634,184

(a)                                  Non-income producing security.

(d)                                 At June 30, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)                                     Security has been deemed illiquid at June 30, 2009.

(v)                                 The approximate market value and percentage of total investments, $38,223,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR                     American Depositary Receipt

42	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Capital Growth Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks
Advertising Agencies	$3,355	$—	$—		$3,355
Air Transport	15,463	—	—		15,463
Biotechnology Research & Production	15,547	—	—		15,547
Building: Cement	16,607	—	—		16,607
Casinos & Gambling	13,437	—	—		13,437
Chemicals	34,638	—	—		34,638
Communications & Media	6,376	—	—		6,376
Communications Technology	52,501	—	—		52,501
Computer Services Software & Systems	79,137	19,859	—		98,996
Computer Technology	38,424	—	—	†	38,424
Diversified Financial Services	15,176	—	—		15,176
Drugs & Pharmaceuticals	12,668	—	—		12,668
Electronics: Medical Systems	6,970	—	—		6,970
Electronics: Semi-Conductors/ Components	5,920	—	—		5,920
Energy — Miscellaneous	48,569	—	—		48,569
Finance Companies	16,100	—	—		16,100
Financial — Miscellaneous	67,160	—	—		67,160
Insurance: Multi-Line	9,865	—	—		9,865
Real Estate Investment Trusts (REIT)	23,718	—	—		23,718
Restaurants	15,705	—	—		15,705
Retail	53,073	—	—		53,073
Services: Commercial	30,413	2,910	—		33,323
Shipping	10,765	—	—		10,765
Wholesalers	—	15,455	—		15,455
Total Common Stocks	591,587	38,224	—	†	629,811
Total Assets	591,587	38,224	—	†	629,811
Total	$591,587	$38,224	$—	†	$629,811

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
Balance as of 12/31/08	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$—

†      Includes a security which is valued at zero.

Portfolio Composition

Percentage of
Classification	Total Investments
Computer Services Software & Systems	15.7%
Financial — Miscellaneous	10.7
Retail	8.4
Communications Technology	8.3
Energy — Miscellaneous	7.7
Computer Technology	6.1
Chemicals	5.5
Services: Commercial	5.3
Other*	32.3
Total Investments	100.0%

*      Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	43

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Focus Growth Portfolio

		Value
	Shares	(000)
Common Stocks (91.4%)
Air Transport (3.5%)
Expeditors International of Washington, Inc.	7,602	$253

Biotechnology Research & Production (2.4%)
Illumina, Inc. (a)	4,404	172

Building: Cement (0.9%)
Cemex S.A.B. de C.V. ADR (a)	7,182	67

Casinos & Gambling (2.4%)
Wynn Resorts Ltd. (a)	4,929	174

Chemicals (6.6%)
Monsanto Co.	6,410	477

Communications Technology (6.0%)
Cisco Systems, Inc. (a)	8,860	165
Research In Motion Ltd. (a)	3,819	272
		437
Computer Services Software & Systems (18.4%)
Baidu, Inc. ADR (a)	870	262
Google, Inc., Class A (a)	1,389	585
Salesforce.com, Inc. (a)	3,900	149
Tencent Holdings Ltd.	28,400	331
		1,327
Computer Technology (7.5%)
Apple, Inc. (a)	3,796	541

Diversified Financial Services (7.9%)
BM&F Bovespa S.A.	55,079	329
CME Group, Inc.	785	244
		573
Energy — Miscellaneous (7.0%)
Ultra Petroleum Corp. (a)	12,903	503

Financial — Miscellaneous (6.6%)
Berkshire Hathaway, Inc., Class B (a)	60	174
Mastercard, Inc., Class A	1,830	306
		480
Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A	17,824	304

Retail (8.8%)
Amazon.com, Inc. (a)	7,558	632

Services: Commercial (4.1%)
Corporate Executive Board Co. (The)	2,998	62
Leucadia National Corp. (a)	11,222	237
		299
Shipping (2.3%)
C.H. Robinson Worldwide, Inc.	3,169	165

Wholesalers (2.8%)
Li & Fung Ltd.	76,100	203
Total Common Stocks (Cost $8,194)		6,607

Short-Term Investment (9.0%)
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $651)	651,230	651
Total Investments (100.4%) (Cost $8,845) (v)		7,258
Liabilities in Excess of Other Assets (-0.4%)		(30)
Net Assets (100%)		$7,228

(a)	Non-income producing security.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $534,000 and 7.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Air Transport	$253	$—	$—	$253
Biotechnology Research & Production	172	—	—	172
Building: Cement	67	—	—	67
Casinos & Gambling	174	—	—	174
Chemicals	477	—	—	477
Communications Technology	437	—	—	437
Computer Services Software & Systems	996	331	—	1,327
Computer Technology	541	—	—	541
Diversified Financial Services	573	—	—	573
Energy — Miscellaneous	503	—	—	503
Financial — Miscellaneous	480	—	—	480
Real Estate Investment Trusts (REIT)	304	—	—	304
Retail	632	—	—	632
Services: Commercial	299	—	—	299
Shipping	165	—	—	165
Wholesalers	—	203	—	203
Total Common Stocks	6,073	534	—	6,607

44	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Focus Growth Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Short-Term Investment
Investment Company	$651	$—	$—	$651
Total Assets	6,724	534	—	7,258
Total	$6,724	$534	$—	$7,258

Portfolio Composition

Percentage of
Classification	Total Investments
Computer Services Software & Systems	18.3%
Retail	8.7
Diversified Financial Services	7.9
Computer Technology	7.4
Energy — Miscellaneous	6.9
Financial — Miscellaneous	6.6
Chemicals	6.6
Communications Technology	6.0
Other*	22.6
Short-Term Investment	9.0
Total Investments	100.0%

*   Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	45

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.9%)
Aerospace & Defense (0.5%)
Raytheon Co.	24,910	$1,107

Auto Components (0.7%)
Autoliv, Inc.	53,000	1,525

Banks: Outside New York City (2.2%)
BB&T Corp.	53,200	1,169
Comerica, Inc.	22,100	467
First Horizon National Corp. (a)	39,292	472
PNC Financial Services Group, Inc.	74,136	2,877
		4,985
Beverages: Soft Drinks (0.7%)
Coca-Cola Co. (The)	34,740	1,667

Cable Television Services (0.9%)
Time Warner Cable, Inc.	64,819	2,053

Chemicals (1.4%)
Bayer AG ADR	59,610	3,195

Commercial Banks (1.1%)
KeyCorp	131,055	687
Mitsubishi UFJ Financial Group, Inc. ADR (o)	59,212	363
Mizuho Financial Group, Inc. ADR	156,742	723
Sumitomo Mitsui Financial Group, Inc.	19,500	788
		2,561
Communications & Media (7.0%)
Comcast Corp., Class A	283,198	4,103
Time Warner, Inc.	234,326	5,903
Viacom, Inc., Class B (a)	249,292	5,659
		15,665
Communications Technology (1.7%)
Cisco Systems, Inc. (a)	202,430	3,773

Computer Services Software & Systems (0.3%)
Symantec Corp. (a)	40,242	626

Computer Technology (2.2%)
EMC Corp. (a)	54,040	708
Hewlett-Packard Co.	107,749	4,164
		4,872
Consumer Electronics (1.5%)
Sony Corp. ADR	130,900	3,385

Copper (0.9%)
Freeport-McMoran Copper & Gold, Inc.	42,200	2,115

Cosmetics (1.1%)
Estee Lauder Cos., Inc. (The), Class A	77,400	2,529

Diversified Financial Services (1.3%)
Bank of America Corp.	184,900	2,441
State Street Corp.	10,600	500
		2,941
Drug & Grocery Store Chains (1.0%)
Walgreen Co.	75,000	2,205

Drugs & Pharmaceuticals (7.1%)
Abbott Laboratories	57,000	2,681
Bristol-Myers Squibb Co.	204,780	4,159
Cardinal Health, Inc.	55,500	1,696
Pfizer, Inc.	74,600	1,119
Roche Holding AG ADR	104,700	3,571
Schering-Plough Corp.	111,260	2,795
		16,021
Electronics: Instruments Gauges & Meters (1.2%)
Agilent Technologies, Inc. (a)	127,400	2,588

Electronics: Semi-Conductors/Components (2.8%)
ASML Holding N.V. (NY Shares)	93,400	2,022
Intel Corp.	161,531	2,673
Lam Research Corp. (a)	63,770	1,658
		6,353
Electronics: Technology (0.7%)
General Dynamics Corp.	28,900	1,601

Energy — Miscellaneous (5.7%)
Anadarko Petroleum Corp.	98,700	4,480
Devon Energy Corp.	43,510	2,371
Occidental Petroleum Corp.	90,260	5,940
		12,791
Energy Equipment (1.4%)
Schlumberger Ltd.	58,540	3,168

Financial — Miscellaneous (3.5%)
Marsh & McLennan Cos., Inc.	384,547	7,741

Foods (4.5%)
Cadbury plc ADR	160,519	5,522
Unilever N.V. (NY Shares)	190,540	4,607
		10,129
Health Care Equipment & Supplies (1.4%)
Covidien plc	86,355	3,233

Insurance: Property & Casualty (3.7%)
Chubb Corp.	84,580	3,373
Transatlantic Holdings, Inc.	17,600	763
Travelers Cos., Inc. (The)	101,000	4,145
		8,281
Investment Management Companies (5.2%)
JPMorgan Chase & Co.	339,404	11,577

Machinery: Oil Well Equipment & Services (0.1%)
Smith International, Inc.	8,700	224

Manufacturing (4.6%)
Dover Corp.	54,400	1,800
Ingersoll-Rand plc, Class A (a)	105,237	2,199
Siemens AG ADR	47,210	3,267
Tyco International Ltd.	118,445	3,077
		10,343
Materials & Processing — Miscellaneous (1.4%)
Newmont Mining Corp.	74,450	3,043

46	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

		Value
	Shares	(000)
Medical & Dental Instruments & Supplies (1.2%)
Boston Scientific Corp. (a)	254,710	$2,583

Multi-Sector Companies (1.0%)
General Electric Co.	187,300	2,195

Oil, Gas & Consumable Fuels (0.9%)
Hess Corp.	35,900	1,930

Oil: Integrated (5.8%)
BP plc ADR	58,830	2,805
ConocoPhillips	30,810	1,296
Exxon Mobil Corp.	58,200	4,069
Royal Dutch Shell plc ADR	95,050	4,770
		12,940
Recreational Vehicles & Boats (0.5%)
Harley-Davidson, Inc.	69,877	1,133

Restaurants (0.9%)
Starbucks Corp. (a)	145,330	2,019

Retail (4.1%)
Gap Inc. (The)	84,400	1,384
Home Depot, Inc.	213,216	5,038
Macy’s, Inc.	160,720	1,890
Wal-Mart Stores, Inc.	16,140	782
		9,094
Securities Brokerage & Services (1.5%)
Charles Schwab Corp. (The)	189,572	3,325

Services: Commercial (3.7%)
eBay, Inc. (a)	313,390	5,368
Manpower, Inc.	36,701	1,554
Robert Half International, Inc.	58,000	1,370
		8,292
Tobacco (0.5%)
Philip Morris International, Inc.	26,230	1,144

Utilities: Electrical (4.4%)
American Electric Power Co., Inc.	177,949	5,141
Entergy Corp.	29,590	2,294
FirstEnergy Corp.	63,550	2,462
		9,897
Utilities: Telecommunications (2.6%)
Verizon Communications, Inc.	187,165	5,752
Total Common Stocks (Cost $242,323)		212,601

Short-Term Investment (4.9%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $11,024)	11,023,723	11,024
Total Investments (99.8%) (Cost $253,347) (v)		223,625
Other Assets in Excess of Liabilities (0.2%)		426
Net Assets (100%)		$224,051

(a)           Non-income producing security.

(o)           See Note G to the financial statements regarding investments in Mitsubishi UFJ Financial Group, Inc. and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(v)           The approximate market value and percentage of total investments, $789,000 and 0.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$1,107	$—	$—	$1,107
Auto Components	1,525	—	—	1,525
Banks: Outside New York City	4,985	—	—	4,985
Beverages: Soft Drinks	1,667	—	—	1,667
Cable Television Services	2,053	—	—	2,053
Chemicals	3,195	—	—	3,195
Commercial Banks	1,773	788	—	2,561
Communications & Media	15,665	—	—	15,665
Communications Technology	3,773	—	—	3,773
Computer Services Software & Systems	626	—	—	626
Computer Technology	4,872	—	—	4,872
Consumer Electronics	3,385	—	—	3,385
Copper	2,115	—	—	2,115
Cosmetics	2,529	—	—	2,529
Diversified Financial Services	2,941	—	—	2,941
Drug & Grocery Store Chains	2,205	—	—	2,205
Drugs & Pharmaceuticals	16,021	—	—	16,021
Electronics: Instruments Gauges & Meters	2,588	—	—	2,588
Electronics: Semi-Conductors/ Components	6,353	—	—	6,353
Electronics: Technology	1,601	—	—	1,601
Energy — Miscellaneous	12,791	—	—	12,791
Energy Equipment	3,168	—	—	3,168
Financial — Miscellaneous	7,741	—	—	7,741
Foods	10,129	—	—	10,129
Health Care Equipment & Supplies	3,233	—	—	3,233
Insurance: Property & Casualty	8,281	—	—	8,281

The accompanying notes are an integral part of the financial statements.	47

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks (cont’d)
Investment Management Companies	$11,577	$—	$—	$11,577
Machinery: Oil Well Equipment & Services	224	—	—	224
Manufacturing	10,343	—	—	10,343
Materials & Processing — Miscellaneous	3,043	—	—	3,043
Medical & Dental Instruments & Supplies	2,583	—	—	2,583
Multi-Sector Companies	2,195	—	—	2,195
Oil, Gas & Consumable Fuels	1,930	—	—	1,930
Oil: Integrated	12,940	—	—	12,940
Recreational Vehicles & Boats	1,133	—	—	1,133
Restaurants	2,019	—	—	2,019
Retail	9,094	—	—	9,094
Securities Brokerage & Services	3,325	—	—	3,325
Services: Commercial	8,292	—	—	8,292
Tobacco	1,144	—	—	1,144
Utilities: Electrical	9,897	—	—	9,897
Utilities: Telecommunications	5,752	—	—	5,752
Total Common Stocks	211,813	788	—	212,601
Short-Term Investment
Investment Company	11,024	—	—	11,024
Total Assets	222,837	788	—	223,625
Total	$222,837	$788	$—	$223,625

Portfolio Composition

Percentage of
Classification	Total Investments
Drugs & Pharmaceuticals	7.2%
Communications & Media	7.0
Oil: Integrated	5.8
Energy — Miscellaneous	5.7
Investment Management Companies	5.2
Other*	64.2
Short-Term Investment	4.9
Total Investments	100.0%

*   Industries representing less than 5% of total investments.

48	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Biotechnology Research & Production (1.6%)
Alnylam Pharmaceuticals, Inc. (a)	877,300	$19,537

Building: Cement (4.7%)
Eagle Materials, Inc.	1,326,408	33,478
Texas Industries, Inc.	719,439	22,562
		56,040
Casinos & Gambling (1.6%)
Aruze Corp. (a)	856,700	6,525
Lakes Entertainment, Inc. (a)	613,119	1,784
Las Vegas Sands Corp. (a)	1,397,266	10,982
		19,291
Chemicals (2.3%)
Intrepid Potash, Inc. (a)	634,935	17,829
Rockwood Holdings, Inc. (a)	701,991	10,277
		28,106
Communications & Media (0.6%)
CKX, Inc. (a)	1,088,419	7,717

Communications Technology (1.2%)
GSI Commerce, Inc. (a)	1,020,211	14,538

Computer Services Software & Systems (9.4%)
Bankrate, Inc. (a)	320,438	8,088
Blackboard, Inc. (a)	479,474	13,838
comScore, Inc. (a)	521,439	6,945
Forrester Research, Inc. (a)	1,115,812	27,393
Longtop Financial Technologies Ltd. ADR (a)	1,059,860	26,030
NetSuite, Inc. (a)	406,182	4,797
OpenTable, Inc. (a)	514,374	15,519
Sina Corp. (a)	343,750	10,134
		112,744
Diversified Financial Services (0.6%)
GLG Partners, Inc.	1,719,233	7,032

Drugs & Pharmaceuticals (0.7%)
XenoPort, Inc. (a)	335,787	7,780

Education Services (1.1%)
Ambassadors Group, Inc.	994,647	13,696

Electronics: Semi-Conductors/Components (3.5%)
Tessera Technologies, Inc. (a)	1,650,313	41,736

Electronics: Technology (1.3%)
Cogent Communications Group, Inc. (a)	1,924,794	15,687

Energy — Miscellaneous (2.8%)
Contango Oil & Gas Co. (a)	779,325	33,114

Engineering & Contracting Services (1.9%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	894,446	22,952

Entertainment (0.4%)
Vail Resorts, Inc. (a)	189,208	5,075

Finance Companies (0.3%)
Climate Exchange plc (a)	208,318	2,935

Financial — Miscellaneous (3.9%)
Interactive Data Corp.	482,528	11,166
Riskmetrics Group, Inc. (a)	2,035,167	35,941
		47,107
Homebuilding (2.2%)
Brookfield Incorporacoes S.A.	5,035,075	10,972
Gafisa S.A. ADR	957,931	15,806
		26,778
Hotel/Motel (1.1%)
Gaylord Entertainment Co. (a)	390,470	4,963
Mandarin Oriental International Ltd.	6,078,693	8,074
		13,037
Insurance: Multi-Line (2.9%)
Greenlight Capital Re Ltd., Class A (a)	1,517,169	26,262
Pico Holdings, Inc. (a)	304,818	8,748
		35,010
Investment Management Companies (4.8%)
Capital Southwest Corp.	44,154	3,194
Greenhill & Co., Inc.	753,727	54,427
		57,621
Leisure Time (0.1%)
Premier Exhibitions, Inc. (a)	917,249	668

Machinery: Industrial/Specialty (1.0%)
Middleby Corp. (a)	270,961	11,901

Medical & Dental Instruments & Supplies (4.9%)
Techne Corp.	914,051	58,326

Oil: Crude Producers (1.7%)
Carrizo Oil & Gas, Inc. (a)	433,387	7,433
GMX Resources, Inc. (a)	1,257,742	13,382
		20,815
Printing & Copying Services (1.9%)
VistaPrint Ltd. (a)	520,472	22,198

Publishing — Miscellaneous (1.1%)
Morningstar, Inc. (a)	320,882	13,230

Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	128,503	4,508

Restaurants (4.4%)
BJ’s Restaurants, Inc. (a)	1,015,094	17,125
P.F. Chang’s China Bistro, Inc. (a)	1,114,487	35,730
		52,855
Retail (9.4%)
Blue Nile, Inc. (a)	1,046,417	44,986
Citi Trends, Inc. (a)	837,805	21,682
Ctrip.com International Ltd. ADR (a)	789,513	36,554
Dena Co., Ltd.	2,721	9,095
		112,317
Services: Commercial (9.4%)
Advisory Board Co. (The) (a)	1,087,808	27,957
Corporate Executive Board Co. (The)	408,736	8,485

The accompanying notes are an integral part of the financial statements.	49

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Services: Commercial (cont’d)
CoStar Group, Inc. (a)	934,283	$37,250
Information Services Group, Inc. (a)	2,311,976	6,959
MercadoLibre, Inc. (a)	613,895	16,502
New Oriental Education & Technology Group ADR (a)	237,770	16,016
		113,169
Shoes (1.3%)
Lululemon Athletica, Inc. (a)	1,214,234	15,821

Technology — Miscellaneous (4.3%)
athenahealth, Inc. (a)	1,041,115	38,531
iRobot Corp. (a)	684,808	8,889
Market Leader, Inc. (a)	1,024,170	1,895
Rediff.com India Ltd. ADR (a)	783,509	2,147
		51,462
Toys (2.8%)
Marvel Entertainment, Inc. (a)	939,321	33,430

Transportation — Miscellaneous (0.5%)
Integrated Distribution Services Group Ltd.	4,653,400	6,243

Utilities: Electrical (2.5%)
Brookfield Infrastructure Partners LP	2,417,576	29,809
Total Common Stocks (Cost $1,427,553)		1,134,285

Preferred Stocks (2.5%)
Biotechnology Research & Production (0.5%)
Pacific Biosciences of California, Inc. (Convertible) (a)(d)(l)	1,046,420	5,860

Diversified Financial Services (0.8%)
Ning, Inc. (Convertible) (a)(d)(l)	1,132,800	9,980

Drugs & Pharmaceuticals (1.2%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l)	1,212,976	14,556
Total Preferred Stocks (Cost $23,006)		30,396

Short -Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $37,102)	37,102,496	37,102
Total Investments (100.2%) (Cost $1,487,661) (v)		1,201,783
Liabilities in Excess of Other Assets (-0.2%)		(2,376)
Net Assets (100%)		$1,199,407

(a)	Non-income producing security.
(d)

At June 30, 2009, the Portfolio held approximately $30,396,000 of fair valued securities, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at June 30, 2009.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
(v)

The approximate market value and percentage of total investments, $32,871,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Biotechnology Research & Production	$19,537	$—	$—	$19,537
Building: Cement	56,040	—	—	56,040
Casinos & Gambling	12,766	6,525	—	19,291
Chemicals	28,106	—	—	28,106
Communications & Media	7,717	—	—	7,717
Communications Technology	14,538	—	—	14,538
Computer Services Software & Systems	112,744	—	—	112,744
Diversified Financial Services	7,032	—	—	7,032
Drugs & Pharmaceuticals	7,780	—	—	7,780
Education Services	13,696	—	—	13,696
Electronics: Semi-Conductors/Components	41,736	—	—	41,736
Electronics: Technology	15,687	—	—	15,687
Energy — Miscellaneous	33,114	—	—	33,114
Engineering & Contracting Services	22,952	—	—	22,952
Entertainment	5,075	—	—	5,075
Finance Companies	—	2,935	—	2,935
Financial — Miscellaneous	47,107	—	—	47,107
Homebuilding	26,778	—	—	26,778
Hotel/Motel	4,963	8,074	—	13,037
Insurance: Multi-Line	35,010	—	—	35,010
Investment Management Companies	57,621	—	—	57,621
Leisure Time	668	—	—	668
Machinery: Industrial/Specialty	11,901	—	—	11,901
Medical & Dental Instruments & Supplies	58,326	—	—	58,326
Oil: Crude Producers	20,815	—	—	20,815
Printing & Copying Services	22,198	—	—	22,198
Publishing — Miscellaneous	13,230	—	—	13,230

50	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks (cont’d)
Real Estate Investment Trusts (REIT)	$4,508	$—	$—	$4,508
Restaurants	52,855	—	—	52,855
Retail	103,222	9,095	—	112,317
Services: Commercial	113,169	—	—	113,169
Shoes	15,821	—	—	15,821
Technology — Miscellaneous	51,462	—	—	51,462
Toys	33,430	—	—	33,430
Transportation — Miscellaneous	—	6,243	—	6,243
Utilities: Electrical	29,809	—	—	29,809
Total Common Stocks	1,101,413	32,872	—	1,134,285
Preferred Stocks
Biotechnology Research & Production	—	—	5,860	5,860
Diversified Financial Services	—	—	9,980	9,980
Drugs & Pharmaceuticals	—	—	14,556	14,556
Total Preferred Stocks	—	—	30,396	30,396
Short-Term Investment
Investment Company	37,102	—	—	37,102
Total Assets	1,138,515	32,872	30,396	1,201,783
Total	$1,138,515	$32,872	$30,396	$1,201,783

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Preferred Stocks
Balance as of 12/31/08	$26,085
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	4,311
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/09	$30,396
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$4,311

Portfolio Composition

Classification	Percentage of Total Investments
Computer Services Software & Systems	9.4%
Services: Commercial	9.4
Retail	9.3
Other*	68.8
Short-Term Investment	3.1
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	51

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (97.3%)
Diversified (7.3%)
Forest City Enterprises, Inc., Class A (c)	1,528,871	$10,090
Vornado Realty Trust REIT (c)	597,486	26,905
		36,995
Health Care (14.0%)
Assisted Living Concepts, Inc., Class A (a)	268,351	3,905
Capital Senior Living Corp. (a)(c)	180,210	820
Care Investment Trust, Inc. REIT (c)	126,450	658
Extendicare REIT	44,700	240
HCP, Inc. REIT (c)	871,169	18,460
Healthcare Realty Trust, Inc. REIT (c)	673,960	11,343
LTC Properties, Inc. REIT	23,370	478
Nationwide Health Properties REIT	80,110	2,062
Senior Housing Properties Trust REIT (c)	1,116,202	18,216
Ventas, Inc. REIT (c)	493,480	14,735
		70,917
Industrial (4.5%)
AMB Property Corp. REIT (c)	207,703	3,907
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	663	332
Cabot Industrial Value Fund, LP (a)(d)(i)(l)	14,000	6,650
DCT Industrial Trust, Inc. REIT (c)	563,280	2,298
Exeter Industrial Value Fund, LP (a)(d)(l)	4,250,000	3,612
Keystone Industrial Fund II, LP (a)(d)(i)(l)	37,500	38
Keystone Industrial Fund, LP (a)(d)(i)(l)	7,275,000	6,069
		22,906
Land (3.5%)
Plum Creek Timber Co., Inc. REIT (c)	550,398	16,391
Rayonier, Inc. REIT	33,760	1,227
		17,618
Lodging/Resorts (7.8%)
DiamondRock Hospitality Co. REIT (c)	95,600	599
Host Hotels & Resorts, Inc. REIT	2,276,692	19,101
Morgans Hotel Group Co. (a)	648,265	2,483
Starwood Hotels & Resorts Worldwide, Inc. (c)	793,381	17,613
		39,796
Office (11.6%)
Boston Properties, Inc. REIT (c)	533,651	25,455
BRCP REIT I, LLC (a)(d)(i)(l)	6,101,396	2,287
BRCP REIT II, LLC (a)(d)(i)(l)	5,586,430	3,352
Brookfield Properties Corp. (c)	2,095,342	16,700
Kilroy Realty Corp. REIT (c)	105,690	2,171
Mack-Cali Realty Corp. REIT	383,846	8,751
		58,716
Office/Industrial (3.0%)
Duke Realty Corp. REIT (c)	225,510	1,978
Highwoods Properties, Inc. REIT	33,980	760
Liberty Property Trust REIT	388,570	8,953
PS Business Parks, Inc. REIT (c)	71,702	3,473
		15,164
Residential Apartments (16.6%)
AvalonBay Communities, Inc. REIT (c)	523,932	29,309
Camden Property Trust REIT (c)	421,508	11,634
Equity Residential REIT	1,473,641	32,759
Essex Property Trust, Inc. REIT	1,950	121
Post Properties, Inc. REIT	780,813	10,494
		84,317
Residential Manufactured Homes (2.0%)
Equity Lifestyle Properties, Inc. REIT	268,704	9,990

Retail Regional Malls (10.7%)
Simon Property Group, Inc. REIT (c)	992,062	51,021
Taubman Centers, Inc. REIT (c)	122,813	3,299
		54,320
Retail Strip Centers (9.4%)
Acadia Realty Trust REIT (c)	459,239	5,993
BPP Liquidating Trust REIT (a)(d)(l)	113,290	—
Federal Realty Investment Trust REIT (c)	361,404	18,620
Kite Realty Group Trust REIT	299,790	875
Ramco-Gershenson Properties Trust REIT	131,355	1,315
Regency Centers Corp. REIT (c)	564,305	19,700
Weingarten Realty Investors REIT (c)	77,190	1,120
		47,623
Self Storage (6.5%)
Public Storage REIT	459,338	30,077
Sovran Self Storage, Inc. REIT	120,562	2,966
		33,043
Specialty (0.4%)
Digital Realty Trust, Inc. REIT	58,480	2,097
Total Common Stocks (Cost $705,667)		493,502

Short-Term Investments (25.6%)
Securities held as Collateral on Loaned Securities (23.2%)
Investment Company (17.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	88,624,843	88,625

	Face Amount (000)
Repurchase Agreement (5.7%)
Credit Suisse Securities USA LLC, 0.11%, dated 6/30/09, due 7/1/09, repurchase price $28,865; fully collateralized by U.S. agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 5.50% to 6.50%, due 12/1/33 to 1/1/39, valued at $29,443.	$28,865	28,865
		117,490

52	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

		Value
	Shares	(000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	12,034,870	$12,035
Total Short-Term Investments (Cost $129,525)		129,525
Total Investments (122.9%) (Cost $835,192) — including $114,563 of Securities Loaned		623,027
Liabilities in Excess of Other Assets (-22.9%)		(116,021)
Net Assets (100%)		$507,006

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at June 30, 2009.

(d)                                 At June 30, 2009, the Portfolio held approximately $22,340,000 of fair valued securities, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)                                     Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 5/03 - 5/08 and has a current cost basis of $2,287,000. BRCP REIT II, LLC was acquired between 10/06 - 12/07 and has a current cost basis of $5,586,000. Cabot Industrial Value Fund, LP was acquired between 11/05 - 5/09 and has a current cost basis of $7,000,000, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 5/09 and has a current cost basis of $332,000, Keystone Industrial Fund, LP was acquired between 3/06 - 4/09 and has a current cost basis of $6,070,000, Keystone Industrial Fund II, LP was acquired in 1/09 and has a current cost basis of $38,000. At June 30, 2009, these securities had an aggregate market value of $18,728,000 representing 3.7% of net assets.

(l)                                     Security has been deemed illiquid at June 30, 2009.

(o)                                 See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

REIT                     Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs		Total
Assets:
Common Stocks
Diversified	$36,995	$—	$—		$36,995
Health Care	70,917	—	—		70,917
Industrial	6,205	—	16,701		22,906
Land	17,618	—	—		17,618
Lodging/Resorts	39,796	—	—		39,796
Office	53,077	—	5,639		58,716
Office/Industrial	15,164	—	—		15,164
Residential Apartments	84,317	—	—		84,317
Residential Manufactured Homes	9,990	—	—		9,990
Retail Regional Malls	54,320	—	—		54,320
Retail Strip Centers	47,623	—	—	†	47,623
Self Storage	33,043	—	—		33,043
Specialty	2,097	—	—		2,097
Total Common Stocks	471,162	—	22,340		493,502
Short-Term Investments
Investment Company	100,660	—	—		100,660
Repurchase Agreement	—	28,865	—		28,865
Total Short-Term Investments	100,660	28,865	—		129,525
Total Assets	571,822	28,865	22,340		623,027
Total	$571,822	$28,865	$22,340		$623,027

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common	Preferred
	Stocks	Stocks
Balance as of 12/31/08	$22,001	$—	†
Accrued discounts/premiums	—	—
Realized gain (loss)	(790)	(1,828)
Change in unrealized appreciation (depreciation)	(1,138)	1,828
Net purchases (sales)	2,267	—
Net transfers in and/or out of Level 3	—	—
Balance as of 6/30/09	$22,340	—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 6/30/09.	$(1,927)	$—

†   Includes a security which is valued at zero.

Portfolio Composition*

Percentage of
Classification	Total Investments
Residential Apartments	16.7%
Health Care	14.0
Office	11.6
Retail Regional Malls	10.8
Retail Strip Centers	9.4
Lodging/Resorts	7.9
Diversified	7.3
Self Storage	6.5
Other**	13.4
Short-Term Investment	2.4
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2009.

**          Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	53

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

U.S. Small/Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.5%)
Aerospace & Defense (6.8%)
AAR Corp. (a)	37,500	$602
Goodrich Corp.	10,300	515
Spirit Aerosystems Holdings, Inc., Class A (a)	5,200	71
		1,188
Beverages (2.1%)
Molson Coors Brewing Co., Class B	8,700	368

Chemicals (2.7%)
Cytec Industries, Inc.	5,600	104
Lubrizol Corp.	7,900	374
		478
Commercial Services & Supplies (3.8%)
Brink’s Co. (The)	8,800	256
Brink’s Home Security Holdings, Inc. (a)	11,000	311
Copart, Inc. (a)	3,000	104
		671
Computers & Peripherals (3.5%)
Teradata Corp. (a)	25,900	607

Construction & Engineering (1.1%)
Aecom Technology Corp. (a)	6,000	192

Containers & Packaging (2.9%)
Pactiv Corp. (a)	23,100	501

Diversified Telecommunication Services (2.5%)
CenturyTel, Inc.	14,100	433

Energy Equipment & Services (1.3%)
Exterran Holdings, Inc. (a)	8,300	133
Superior Energy Services, Inc. (a)	5,800	100
		233
Food Products (5.2%)
ConAgra Foods, Inc.	22,900	436
Corn Products International, Inc.	17,600	472
		908
Gas Utilities (1.8%)
UGI Corp.	12,600	321

Health Care Providers & Services (1.9%)
Omnicare, Inc.	12,600	325

Hotels, Restaurants & Leisure (3.1%)
AFC Enterprises, Inc. (a)	19,700	133
Wendy’s/Arby’s Group, Inc., Class A	100,900	404
		537
Household Durables (2.3%)
Snap-On, Inc.	8,200	236
Stanley Works (The)	5,000	169
		405
Information Technology Services (10.2%)
Broadridge Financial Solutions, Inc.	18,300	304
Computer Sciences Corp. (a)	11,200	496
MAXIMUS, Inc.	17,000	701
SAIC, Inc. (a)	15,000	278
		1,779
Insurance (15.5%)
Arch Capital Group Ltd. (a)	5,700	334
Axis Capital Holdings Ltd.	13,800	361
Conseco, Inc. (a)	148,400	352
Hanover Insurance Group, Inc. (The)	20,759	791
Markel Corp. (a)	1,000	282
Reinsurance Group of America, Inc.	16,800	586
		2,706
Life Science Tools & Services (1.7%)
PerkinElmer, Inc.	17,400	303

Media (4.3%)
Interpublic Group of Cos., Inc. (a)	65,700	332
Scripps Networks Interactive, Inc., Class A	15,000	417
		749
Multi-Utilities (2.1%)
CMS Energy Corp.	30,500	369

Office Electronics (1.4%)
Zebra Technologies Corp., Class A (a)	10,100	239

Oil, Gas & Consumable Fuels (1.5%)
Pioneer Natural Resources Co.	10,600	270

Personal Products (2.2%)
NBTY, Inc. (a)	13,800	388

Pharmaceuticals (4.3%)
Mylan, Inc. (a)	25,800	336
Perrigo Co.	15,000	417
		753
Real Estate Investment Trusts (REITs) (1.2%)
Potlatch Corp. REIT	8,600	209

Software (7.6%)
Amdocs Ltd. (a)	17,800	382
BMC Software, Inc. (a)	10,000	338
Check Point Software Technologies (a)	17,600	413
MSC.Software Corp. (a)	29,200	194
		1,327
Thrifts & Mortgage Finance (1.5%)
TFS Financial Corp.	24,300	258
Total Common Stocks (Cost $17,715)		16,517

	Face
	Amount
	(000)
Fixed Income (1.0%)
Life Science Tools & Services (1.0%)
Life Technologies Corp. (Convertible), 1.50%, 2/15/24 (Cost $177)	$175	175

54	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small/Mid Cap Value Portfolio

		Value
	Shares	(000)
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $812)	812,023	$812
Total Investments (100.2%) (Cost $18,704)		17,504
Liabilities in Excess of Other Assets (-0.2%)		(31)
Net Assets (100%)		$17,473

(a)	Non-income producing security.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$1,188	$—	$—	$1,188
Beverages	368	—	—	368
Chemicals	478	—	—	478
Commercial Services & Supplies	671	—	—	671
Computers & Peripherals	607	—	—	607
Construction & Engineering	192	—	—	192
Containers & Packaging	501	—	—	501
Diversified Telecommunication Services	433	—	—	433
Energy Equipment & Services	233	—	—	233
Food Products	908	—	—	908
Gas Utilities	321	—	—	321
Health Care Providers & Services	325	—	—	325
Hotels, Restaurants & Leisure	537	—	—	537
Household Durables	405	—	—	405
Information Technology Services	1,779	—	—	1,779
Insurance	2,706	—	—	2,706
Life Science Tools & Services	303	—	—	303
Media	749	—	—	749
Multi-Utilities	369	—	—	369
Office Electronics	239	—	—	239
Oil, Gas & Consumable Fuels	270	—	—	270
Personal Products	388	—	—	388
Pharmaceuticals	753	—	—	753
Real Estate Investment Trusts (REITs)	209	—	—	209
Software	1,327	—	—	1,327
Thrifts & Mortgage Finance	258	—	—	258
Total Common Stocks	16,517	—	—	16,517
Fixed Income
Life Science Tools & Services	—	175	—	175
Short-Term Investment
Investment Company	812	—	—	812
Total Assets	17,329	175	—	17,504
Total	$17,329	$175	$—	$17,504

Portfolio Composition

Percentage of
Classification	Total Investments
Insurance	15.5%
Information Technology Services	10.2
Software	7.6
Aerospace & Defense	6.8
Food Products	5.2
Other*	50.1
Short-Term Investment	4.6
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	55

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face
	Amount			Value
	(000)			(000)
Debt Instruments (94.3%)
Brazil (8.5%)
Sovereign (8.5%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	2,331		$1,100
Federative Republic of Brazil,
10.00%, 1/1/17		3,240		1,442
				2,542
Colombia (1.9%)
Sovereign (1.9%)
Republic of Colombia,
12.00%, 10/22/15	COP	1,083,000		580

Hungary (6.1%)
Sovereign (6.1%)
Republic of Hungary,
6.25%, 8/24/10	HUF	27,110		135
6.75%, 2/24/17		102,340		439
7.25%, 6/12/12		256,140		1,242
				1,816
Indonesia (13.0%)
Corporate (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A, Zero Coupon, 4/28/15 (b)(e)(h)	$—		@	—	@

Sovereign (13.0%)
Barclays plc, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	10,000,000		869
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/15/18		12,565,000		1,102
Republic of Indonesia,
11.63%, 3/4/19 (e)	$612			778
UBS AG, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/17/18	IDR	5,850,000		509
11.50%, 9/17/19		6,272,200		629
				3,887
				3,887
Malaysia (12.1%)
Sovereign (12.1%)
Government of Malaysia,
2.51%, 8/27/12	MYR	1,750		491
3.76%, 4/28/11		597		174
3.83%, 9/28/11		10,113		2,954
				3,619
Mexico (9.9%)
Sovereign (9.9%)
Mexican Bonos,
10.00%, 12/5/24	MXN	34,505		2,978

Peru (1.9%)
Sovereign (1.9%)
Republic of Peru,
12.25%, 8/10/11	PEN	1,445		566

Poland (10.1%)
Sovereign (10.1%)
Republic of Poland,
4.25%, 5/24/11	PLN	3,500		1,085
5.50%, 10/25/19		4,806		1,420
6.25%, 10/24/15		1,600		511
				3,016
Russia (3.2%)
Sovereign (3.2%)
Russian Federation (Registered),
7.50%, 3/31/30 (n)	$958			947

South Africa (10.9%)
Sovereign (10.9%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	28,460		3,260

Thailand (5.2%)
Sovereign (5.2%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	19,400		597
5.25%, 7/13/13 - 5/12/14		29,403		945
				1,542
Turkey (9.9%)
Sovereign (9.9%)
Republic of Turkey,
Zero Coupon, 11/3/10 - 2/2/11	TRY	3,518		1,947
9.95%, 2/15/12		471		315
16.00%, 3/7/12		1,009		706
				2,968
Venezuela (1.6%)
Sovereign (1.6%)
Republic of Venezuela,
9.25%, 5/7/28	$780			482
Total Debt Instruments (Cost $27,164)				28,203

	No. of
	Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (h)(l) (Cost $—)	495			10

	Shares
Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o) (Cost $1,040)	1,040,224			1,040

56	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Value
(000)
Total Investments (97.8%) (Cost $28,204)	$29,253
Other Assets in Excess of Liabilities (2.2%)	671
Net Assets (100%)	$29,924

(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2009.
(l)	Security has been deemed illiquid at June 30, 2009.
(n)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2009. Maturity date disclosed is the ultimate maturity date.
(o)	See Note G to the financial statements regarding investment in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.
@	Face Amount/Value is less than $500.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
MXN	9,422	$715	7/2/09	USD	714	$714	$(1)
TRY	1,315	853	7/2/09	USD	852	852	(1)
USD	713	713	7/2/09	MXN	9,422	716	3
USD	711	711	8/3/09	MXN	9,422	716	5
USD	570	570	8/14/09	RUB	18,576	589	19
USD	855	855	7/2/09	TRY	1,315	853	(2)
USD	846	846	8/3/09	TRY	1,315	853	7
		$5,263				$5,293	$30

BRL	— Brazilian Real
COP	— Colombian Peso
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thailand Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
U.S. Treasury 10 yr. Note	12	$1,395	Sep-09	$6

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below. (See Note 11 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Debt Instruments
Finance	$—	$— @	$—	$— @
Sovereign	—	28,203	—	28,203
Total Debt Instruments	—	28,203	—	28,203
Forwards	—	34	—	34
Futures	6	—	—	6
Short-Term Investment
Investment Company	1,040	—	—	1,040
Warrants	—	10	—	10
Total Assets	1,046	28,247	—	29,293
Liabilities:
Forwards	—	(4)	—	(4)
Total Liabilities	—	(4)	—	(4)
Total	$1,046	$28,243	$—	$29,289

Portfolio Composition

Percentage of
Classification	Total Investments
Sovereign	96.4%
Other*	0.0
Short-Term Investment	3.6
Total Investments	100.0%

* Industries representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.	57

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities

	Active
	International	Emerging		Global	Global Real
	Allocation	Markets		Franchise	Estate
	Portfolio	Portfolio		Portfolio	Portfolio
	(000)	(000)		(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$533,559	$1,614,217		$82,881	$872,285
Investment in Securities of Affiliated Issuers, at Cost	51,193	165,253		2,882	12,382
Total Investments in Securities, at Cost	584,752	1,779,470		85,763	884,667
Foreign Currency, at Cost	5,600	10,611		126	3,271
Investments in Securities of Unaffiliated Issuers, at Value(1)	488,997	1,694,977		77,519	556,131
Investment in Securities of Affiliated Issuers, at Value	49,046	178,688		2,882	12,382
Total Investments in Securities, at Value	538,043	1,873,665		80,401	568,513
Foreign Currency, at Value	5,607	10,645		126	3,256
Cash	50	—		—	—
Due from Broker	870	—		—	—
Receivable for Portfolio Shares Sold	30	1,779		—	28,289
Receivable for Investments Sold	—	5,425		—	1,392
Unrealized Appreciation on Foreign Currency Exchange Contracts	737	20		—	—	@
Tax Reclaim Receivable	168	975		109	206
Receivable from Affiliates	3	47		1	4
Dividends Receivable	1,071	6,543		217	1,615
Other Assets	9	27		2	9
Total Assets	546,588	1,899,126		80,856	603,284
Liabilities:
Collateral on Securities Loaned, at Value	46,151	165,112		—	15,748
Unrealized Depreciation on Foreign Currency Exchange Contracts	340	6		116	2
Payable for Investments Purchased	2,747	15,339		—	6,641
Bank Overdraft	—	4,555		184	67
Payable for Portfolio Shares Redeemed	489	219		—	167
Payable for Investment Advisory Fees	774	4,569		176	1,096
Payable for Administration Fees	33	112		5	37
Payable for Custodian Fees	66	275		5	40
Payable for Directors’ Fees and Expenses	4	21		—	—
Payable for Transfer Agent Fees	4	10		4	7
Payable for Transfer Agency Fees — Class H	—	—		—	—	@
Payable for Transfer Agency Fees — Class L	—	—		—	—	@
Payable for Shareholder Servicing Fees — Class P	2	19		1	11
Payable for Shareholder Servicing Fees — Class H	—	—		—	—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	—		—	—	@
Payable for Sub Transfer Agency Fees — Class I	25	460		—	—
Payable for Sub Transfer Agency Fees — Class P	— @	18		— @	—
Deferred Capital Gain Country Tax	—	335		—	—
Other Liabilities	127	173		32	58
Total Liabilities	50,762	191,223		523	23,874
Net Assets	$495,826	$1,707,903		$80,333	$579,410
Net Assets Consist Of:
Paid-in Capital	$642,645	$2,140,821		$89,848	$1,085,509
Undistributed Net Investment Income	9,432	1,601		1,909	7,718
Accumulated Net Realized Loss	(110,097)	(528,438)		(5,956)	(197,641)
Unrealized Appreciation (Depreciation) on:
Investments	(46,709)	93,860	*	(5,362)	(316,154)
Foreign Currency Exchange Contracts and Translations	450	59		(106)	(22)
Futures Contracts	105	—		—	—
Net Assets	$495,826	$1,707,903		$80,333	$579,410

58	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Active
	International	Emerging	Global	Global Real
	Allocation	Markets	Franchise	Estate
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$485,549	$1,612,721	$77,777	$527,547
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	50,504,422	89,606,688	6,851,172	86,535,324
Net Asset Value, Offering and Redemption Price Per Share	$9.61	$18.00	$11.35	$6.10
CLASS P:
Net Assets	$10,277	$95,182	$2,556	$50,880
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	1,051,364	5,405,274	227,821	8,383,747
Net Asset Value, Offering and Redemption Price Per Share	$9.77	$17.61	$11.22	$6.07
CLASS H:
Net Assets	$—	$—	$—	$396
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	65,289
Net Asset Value and Redemption Price Per Share	$—	$—	$—	$6.06
Maximum Sales Load	—	—	—	4.75%
Maximum Sales Charge	$—	$—	$—	$0.30
Maximum Offering Price Per Share	$—	$—	$—	$6.36
CLASS L:
Net Assets	$—	$—	$—	$587
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	—	—	—	97,703
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$6.00

(1) Including:
Securities on Loan, at Value	$44,037	$152,617	$—	$14,515

@    Amount is less than $500.

*      Net of $335 Deferred Capital Gain Country Tax in Emerging Markets.

The accompanying notes are an integral part of the financial statements.	59

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities

	Global Value		International	International		International
	Equity		Equity	Growth Equity		Real Estate
	Portfolio		Portfolio	Portfolio		Portfolio
	(000)		(000)	(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$29,321		$3,575,104	$59,739		$770,431
Investment in Securities of Affiliated Issuers, at Cost	2,795		272,971	2,036		23,063
Total Investments in Securities, at Cost	32,116		3,848,075	61,775		793,494
Foreign Currency, at Cost	56		8,642	10		667
Investments in Securities of Unaffiliated Issuers, at Value(1)	32,523		3,305,177	48,178		376,140
Investment in Securities of Affiliated Issuers, at Value	2,795		272,971	2,036		23,063
Total Investments in Securities, at Value	35,318		3,578,148	50,214		399,203
Foreign Currency, at Value	58		8,634	10		663
Cash	—		—	—		—
Receivable for Portfolio Shares Sold	15		2,194	215		150
Receivable for Investments Sold	—		3,902	—		4,063
Unrealized Appreciation on Foreign Currency Exchange Contracts	—		41	—	@	10
Tax Reclaim Receivable	1		656	14		942
Receivable from Affiliates	—	@	52	—	@	2
Dividends Receivable	89		7,746	46		582
Other Assets	—	@	59	1		9
Total Assets	35,481		3,601,432	50,500		405,624
Liabilities:
Collateral on Securities Loaned, at Value	2,163		205,225	1,195		28,835
Unrealized Depreciation on Foreign Currency Exchange Contracts	48		518	—	@	1
Payable for Investments Purchased	—		—	39		161
Bank Overdraft	—		—	15		23
Payable for Portfolio Shares Redeemed	—		864	—		734
Payable for Investment Advisory Fees	56		6,414	60		763
Payable for Administration Fees	2		225	3		25
Payable for Custodian Fees	5		158	14		40
Payable for Directors’ Fees and Expenses	3		65	—		—
Payable for Transfer Agent Fees	3		17	2		5
Payable for Shareholder Servicing Fees — Class P	2		165	—	@	2
Payable for Sub Transfer Agency Fees — Class I	12		646	—	@	55
Payable for Sub Transfer Agency Fees — Class P	3		100	—	@	8
Deferred Capital Gain Country Tax	—		—	7		—
Other Liabilities	27		438	30		93
Total Liabilities	2,324		214,835	1,365		30,745
Net Assets	$33,157		$3,386,597	$49,135		$374,879
Net Assets Consist Of:
Paid-in Capital	$43,966		$4,166,135	$85,548		$1,095,207
Undistributed Net Investment Income	659		62,866	530		7,683
Accumulated Net Realized Loss	(14,624)		(572,037)	(25,377)		(333,605)
Unrealized Appreciation (Depreciation) on:
Investments	3,202		(269,927)	(11,568	)*	(394,291)
Foreign Currency Exchange Contracts and Translations	(46)		(440)	2		(115)
Net Assets	$33,157		$3,386,597	$49,135		$374,879
CLASS I:
Net Assets	$23,666		$2,582,052	$49,029		$366,790
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	2,376,305		228,090,487	6,518,000		26,106,757
Net Asset Value, Offering and Redemption Price Per Share	$9.96		$11.32	$7.52		$14.05
CLASS P:
Net Assets	$9,491		$804,545	$106		$8,089
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	965,868		71,920,184	14,031		577,166
Net Asset Value, Offering and Redemption Price Per Share	$9.83		$11.19	$7.54		$14.01

(1) Including:
Securities on Loan, at Value	$2,072		$195,230	$1,125		$27,401

@    Amount is less than $500.

*      Net of $7 Deferred Capital Gain Country Tax in International Growth Equity.

60	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities

	International						Large Cap
	Small Cap		Capital Growth		Focus Growth		Relative Value
	Portfolio		Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$332,715		$699,967		$8,194		$241,774
Investment in Securities of Affiliated Issuers, at Cost	4,210		—		651		11,573
Total Investments in Securities, at Cost	336,925		699,967		8,845		253,347
Foreign Currency, at Cost	281		—	@	—	@	—
Investments in Securities of Unaffiliated Issuers, at Value (1)	321,083		629,811		6,607		212,238
Investment in Securities of Affiliated Issuers, at Value	4,210		—		651		11,387
Total Investments in Securities, at Value	325,293		629,811		7,258		223,625
Foreign Currency, at Value	282		—	@	—	@	—
Cash	—		—		—		3
Receivable for Portfolio Shares Sold	76		849		—		424
Receivable for Investments Sold	1,808		5,633		—		933
Unrealized Appreciation on Foreign Currency Exchange Contracts	7		—		—		—
Tax Reclaim Receivable	1,035		—		—		—
Receivable from Affiliates	2		6		—	@	7
Dividends Receivable	302		280		3		193
Other Assets	6		13		—	@	4
Total Assets	328,811		636,592		7,261		225,189
Liabilities:
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	@	—		—		—
Payable for Investments Purchased	520		—		—		593
Bank Overdraft	44		715		—		—
Payable for Portfolio Shares Redeemed	120		555		—		125
Payable for Investment Advisory Fees	737		802		5		252
Payable for Administration Fees	22		44		1		15
Payable for Custodian Fees	43		16		1		8
Payable for Directors’ Fees and Expenses	6		15		3		7
Payable for Transfer Agent Fees	5		6		4		9
Payable for Shareholder Servicing Fees — Class P	—	@	17		—	@	8
Payable for Sub Transfer Agency Fees — Class I	51		44		1		53
Payable for Sub Transfer Agency Fees — Class P	—		5		—	@	11
Other Liabilities	94		189		18		57
Total Liabilities	1,642		2,408		33		1,138
Net Assets	$327,169		$634,184		$7,228		$224,051
Net Assets Consist Of:
Paid-in Capital	$507,465		$904,295		$26,279		$337,681
Undistributed (Distributions in Excess of) Net Investment Income	4,271		638		(12)		1,069
Accumulated Net Realized Loss	(173,054)		(200,593)		(17,452)		(84,977)
Unrealized Appreciation (Depreciation) on:
Investments	(11,632)		(70,156)		(1,587)		(29,722)
Foreign Currency Exchange Contracts and Translations	119		—	@	—		—
Net Assets	$327,169		$634,184		$7,228		$224,051
CLASS I:
Net Assets	$325,866		$553,552		$5,957		$186,209
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	31,044,659		36,370,582		510,662		24,034,844
Net Asset Value, Offering and Redemption Price Per Share	$10.50		$15.22		$11.66		$7.75
CLASS P:
Net Assets	$1,303		$80,632		$1,271		$37,842
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)	124,286		5,382,660		111,866		4,891,253
Net Asset Value, Offering and Redemption Price Per Share	$10.49		$14.98		$11.37		$7.74

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	61

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities

	Small Company	U.S. Real		U.S. Small/Mid		Emerging
	Growth	Estate		Cap Value		Markets Debt
	Portfolio	Portfolio		Portfolio		Portfolio
	(000)	(000)		(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$1,450,559	$734,532		$17,892		$27,164
Investment in Securities of Affiliated Issuers, at Cost	37,102	100,660		812		1,040
Total Investments in Securities, at Cost	1,487,661	835,192		18,704		28,204
Foreign Currency, at Cost	1	—	@	—		32
Investments in Securities of Unaffiliated Issuers, at Value(1)	1,164,681	522,367		16,692		28,213
Investment in Securities of Affiliated Issuers, at Value	37,102	100,660		812		1,040
Total Investments in Securities, at Value	1,201,783	623,027		17,504		29,253
Foreign Currency, at Value	1	—	@	—		30
Cash	—	241		—		—
Due from Broker	—	—		—		35
Receivable for Portfolio Shares Sold	1,305	792		1		—	@
Receivable for Investments Sold	—	121		31		—
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	—		—		34
Tax Reclaim Receivable	—	—		—		6
Receivable from Affiliates	8	5		—	@	1
Dividends Receivable	301	2,448		12		—	@
Interest Receivable	—	—		1		651
Other Assets	22	10		1		1
Total Assets	1,203,420	626,644		17,550		30,011
Liabilities:
Collateral on Securities Loaned, at Value	—	117,490		—		—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	—		—		4
Payable for Investments Purchased	—	120		22		—
Bank Overdraft	—	—		—		2
Payable for Portfolio Shares Redeemed	859	725		4		—
Payable for Investment Advisory Fees	2,613	1,016		28		18
Payable for Administration Fees	79	34		1		2
Payable for Custodian Fees	8	4		2		9
Payable for Directors’ Fees and Expenses	—	6		—		3
Payable for Transfer Agent Fees	14	11		2		5
Payable for Transfer Agency Fees — Class H	—	—		—		—	@
Payable for Transfer Agency Fees — Class L	—	—		—		—	@
Payable for Shareholder Servicing Fees — Class P	86	18		—	@	1
Payable for Shareholder Servicing Fees — Class H	—	—		—		—	@
Payable for Distribution and Shareholder Servicing Fees — Class L	—	—		—		1
Payable for Sub Transfer Agency Fees — Class I	98	4		—		—
Payable for Sub Transfer Agency Fees — Class P	53	9		—		—
Other Liabilities	203	201		18		42
Total Liabilities	4,013	119,638		77		87
Net Assets	$1,199,407	$507,006		$17,473		$29,924
Net Assets Consist Of:
Paid-in Capital	$1,498,934	$919,160		$27,140		$32,148
Undistributed Net Investment Income	—	1,222		23		739
Accumulated Net Investment Loss	(308)	—		—		—
Accumulated Net Realized Loss	(13,341)	(201,211)		(8,490)		(4,074)
Unrealized Appreciation (Depreciation) on:
Investments	(285,878)	(212,165)		(1,200)		1,049
Foreign Currency Exchange Contracts and Translations	— @	—	@	—		56
Futures Contracts	—	—		—		6
Net Assets	$1,199,407	$507,006		$17,473		$29,924

62	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Small Company	U.S. Real	U.S. Small/Mid	Emerging
	Growth	Estate	Cap Value	Markets Debt
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$775,665	$422,471	$17,412	$23,331
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	84,739,134	52,504,810	2,834,261	2,124,077
Net Asset Value, Offering and Redemption Price Per Share	$9.15	$8.05	$6.14	$10.98
CLASS P:
Net Assets	$423,742	$84,535	$61	$3,796
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	49,224,229	10,687,300	10,000	337,895
Net Asset Value, Offering and Redemption Price Per Share	$8.61	$7.91	$6.11	$11.23
CLASS H:
Net Assets	$—	$—	$—	$2,030
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	—	—	—	180,760
Net Asset Value and Redemption Price Per Share	$—	$—	$—	$11.23
Maximum Sales Load	—	—	—	3.50%
Maximum Sales Charge	$—	$—	$—	$0.41
Maximum Offering Price Per Share	$—	$—	$—	$11.64
CLASS L:
Net Assets	$—	$—	$—	$767
Shares Outstanding $0.001 par value shares of beneficial interest (500,000,000 shares authorized) (not in 000’s)†	—	—	—	69,087
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$11.10

(1) Including:
Securities on Loan, at Value	$—	$114,563	$—	$—

@    Amount is less than $500.

†      $0.003 par value shares of beneficial interest for Emerging Markets Debt Portfolio.

The accompanying notes are an integral part of the financial statements.	63

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2009

	Active
	International	Emerging	Global	Global Real	Global
	Allocation	Markets	Franchise	Estate	Value Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$10,886	$20,141	$1,713	$10,471	$698
Dividends from Securities of Affiliated Issuers	422	409	3	266	13
Interest from Securities of Unaffiliated Issuers	137	96	— @	90	4
Less: Foreign Taxes Withheld	(1,020)	(1,486)	(117)	(560)	(41)
Total Investment Income	10,425	19,160	1,599	10,267	674
Expenses:
Investment Advisory Fees (Note B)	1,538	8,039	302	2,000	104
Administration Fees (Note C)	189	533	30	188	12
Custodian Fees (Note F)	149	163	10	65	17
Directors’ Fees and Expenses	4	10	1	5	—
Professional Fees	43	81	9	9	13
Shareholder Reporting Fees	87	99	6	24	15
Shareholder Servicing Fees — Class P (Note D)	11	91	3	52	11
Shareholder Servicing Fees — Class H (Note D)	—	—	—	— @	—
Distribution and Shareholder Servicing Fees — Class L (Note D)	—	—	—	1	—
Sub Transfer Agency Fees — Class I	3	71	—	—	—
Sub Transfer Agency Fees — Class P	— @	4	—	—	—
Transfer Agency Fees (Note E)	17	41	11	22	9
Transfer Agency Fees — Class L (Note E)	—	—	—	— @	—
Registration Fees	29	31	7	42	19
Other Expenses	13	24	6	14	8
Expenses Before Non Operating Expenses	2,083	9,187	385	2,422	208
Bank Overdraft Expense	— @	1	— @	2	— @
Total Expenses	2,083	9,188	385	2,424	208
Voluntary Waiver of Investment Advisory Fees (Note B)	(180)	—	(4)	—	(42)
Rebate from Morgan Stanley Affiliates (Note G)	(7)	(69)	(2)	(7)	(1)
Expense Offset (Note F)	—	— @	— @	— @	—
Net Expenses	1,896	9,119	379	2,417	165
Net Investment Income	8,529	10,041	1,220	7,850	509
Realized Gain (Loss):
Investments Sold	(81,911)*	(281,448)	(4,395)	(81,799)	410
Foreign Currency Transactions	472	3,096	(724)	159	(289)
Futures Contracts	2,647	—	—	—	—
Net Realized Gain (Loss)	(78,792)	(278,352)	(5,119)	(81,640)	121
Change in Unrealized Appreciation (Depreciation):
Investments	84,078	646,982 **	8,115	127,631	949
Foreign Currency Exchange Contracts and Translations	352	(410)	(485)	60	(177)
Futures Contracts	(123)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	84,307	646,572	7,630	127,691	772
Total Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,515	368,220	2,511	46,051	893
Net Increase in Net Assets Resulting from Operations	$14,044	$378,261	$3,731	$53,901	$1,402

@            Amount is less than $500.

*                 Net of Capital Gain Country Tax of $5 for Active International Allocation.

**          Net of decrease in Deferred Capital Gain Country Tax Accrual on unrealized appreciation of $335 for Emerging Markets.

64	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2009

		International
	International	Growth	International	International	Capital
	Equity	Equity	Real Estate	Small Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$77,686	$777	$12,018	$5,754	$2,822
Dividends from Securities of Affiliated Issuers	2,239	32	370	12	21
Interest from Securities of Unaffiliated Issuers	690	11	120	—	— @
Less: Foreign Taxes Withheld	(6,940)	(84)	(1,012)	(545)	(61)
Total Investment Income	73,675	736	11,496	5,221	2,782
Expenses:
Investment Advisory Fees (Note B)	12,225	145	1,477	1,374	1,512
Administration Fees (Note C)	1,222	15	148	116	242
Custodian Fees (Note F)	241	25	63	78	18
Directors’ Fees and Expenses	26	— @	4	2	5
Professional Fees	11	32	19	34	28
Shareholder Reporting Fees	347	6	7	26	117
Shareholder Servicing Fees — Class P (Note D)	862	— @	9	1	87
Sub Transfer Agency Fees — Class I	213	—	(87)	—	29
Sub Transfer Agency Fees — Class P	55	—	(2)	—	3
Transfer Agency Fees (Note E)	64	4	10	15	24
Registration Fees	39	10	19	21	31
Other Expenses	38	9	13	12	16
Expenses Before Non Operating Expenses	15,343	246	1,680	1,679	2,112
Bank Overdraft Expense	— @	1	5	2	2
Total Expenses	15,343	247	1,685	1,681	2,114
Voluntary Waiver of Investment Advisory Fees (Note B)	—	(53)	—	(15)	—
Rebate from Morgan Stanley Affiliates (Note G)	(103)	(1)	(6)	(3)	(9)
Expense Offset (Note F)	—	—	—	— @	— @
Net Expenses	15,240	193	1,679	1,663	2,105
Net Investment Income	58,435	543	9,817	3,558	677
Realized Gain (Loss):
Investments Sold	(417,467)	(15,407)	(171,427)	(78,003)	(89,428)
Foreign Currency Transactions	16,601	(9)	474	(73)	41
Net Realized Loss	(400,866)	(15,416)	(170,953)	(78,076)	(89,387)
Change in Unrealized Appreciation (Depreciation):
Investments	463,044	19,139 **	192,448	102,237	226,648
Foreign Currency Exchange Contracts and Translations	(31,971)	2	154	18	— @
Net Change in Unrealized Appreciation (Depreciation)	431,073	19,141	192,602	102,255	226,648
Total Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	30,207	3,725	21,649	24,179	137,261
Net Increase in Net Assets Resulting from Operations	$88,642	$4,268	$31,466	$27,737	$137,938

@            Amount is less than $500.

**          Net of increase in Deferred Capital Gain Country Tax Accrual on unrealized appreciation of $7 for International Growth Equity.

The accompanying notes are an integral part of the financial statements.	65

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2009

		Large Cap	Small		U.S.
	Focus	Relative	Company	U.S. Real	Small/Mid
	Growth	Value	Growth	Estate	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$25	$2,673	$5,336	$8,488	$119
Dividends from Securities of Affiliated Issuers	1	25	24	127	2
Interest from Securities of Unaffiliated Issuers	—	—	—	38	2
Less: Foreign Taxes Withheld	(1)	(1)	(4)	(103)	—
Total Investment Income	25	2,697	5,356	8,550	123
Expenses:
Investment Advisory Fees (Note B)	15	478	4,539	1,831	53
Administration Fees (Note C)	3	78	396	183	6
Custodian Fees (Note F)	4	15	14	7	5
Directors’ Fees and Expenses	—	1	10	5	—	@
Professional Fees	13	14	12	3	11
Shareholder Reporting Fees	3	46	152	71	5
Shareholder Servicing Fees — Class P (Note D)	1	42	438	99	—	@
Sub Transfer Agency Fees — Class I	—	38	81	60	—	@
Sub Transfer Agency Fees — Class P	—	8	44	12	—
Transfer Agency Fees (Note E)	12	29	44	27	5
Registration Fees	19	20	27	42	11
Other Expenses	3	6	18	15	6
Expenses Before Non Operating Expenses	73	775	5,775	2,355	102
Bank Overdraft Expense	— @	— @	— @	1	—	@
Investment Related Expenses	—	—	—	81	—
Total Expenses	73	775	5,775	2,437	102
Voluntary Waiver of Investment Advisory Fees (Note B)	(15)	(47)	—	—	—
Expenses Reimbursed by Adviser (Note B)	(26)	—	—	—	—
Rebate from Morgan Stanley Affiliates (Note G)	— @	(8)	(10)	(7)	(1)
Voluntary Waiver of Sub Transfer Agent Fees — Class I	—	—	(81)	(60)	—	@
Voluntary Waiver of Sub Transfer Agent Fees — Class P	—	—	(44)	(12)	—
Expense Offset (Note F)	— @	—	—	— @	—	@
Net Expenses	32	720	5,640	2,358	101
Net Investment Income (Loss)	(7)	1,977	(284)	6,192	22
Realized Gain (Loss):
Investments Sold	(602)	(21,952)	9,752	(116,396)	(3,849)
Foreign Currency Transactions	— @	(1)	29	— @	—
Net Realized Gain (Loss)	(602)	(21,953)	9,781	(116,396)	(3,849)
Change in Unrealized Appreciation (Depreciation):
Investments	2,215	18,565	183,842	64,447	4,610
Foreign Currency Exchange Contracts and Translations	—	—	— @	— @	—
Net Change in Unrealized Appreciation (Depreciation)	2,215	18,565	183,842	64,447	4,610
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	1,613	(3,388)	193,623	(51,949)	761
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,606	$(1,411)	$193,339	$(45,757)	$783

@            Amount is less than $500.

66	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Statements of Operations

For the Six Months Ended June 30, 2009

Emerging
Markets Debt
Portfolio
(000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$5
Interest from Securities of Unaffiliated Issuers	850
Total Investment Income	855
Expenses:
Investment Advisory Fees (Note B)	98
Administration Fees (Note C)	11
Custodian Fees (Note F)	— @
Professional Fees	23
Shareholder Reporting Fees	12
Shareholder Servicing Fees — Class P (Note D)	4
Shareholder Servicing Fees — Class H (Note D)	2
Distribution and Shareholder Servicing Fees — Class L (Note D)	2
Transfer Agency Fees (Note E)	13
Transfer Agency Fees — Class L (Note E)	— @
Registration Fees	33
Other Expenses	6
Expenses Before Non Operating Expenses	204
Bank Overdraft Expense	1
Total Expenses	205
Voluntary Waiver of Investment Advisory Fees (Note B)	(84)
Rebate from Morgan Stanley Affiliates (Note G)	(1)
Expense Offset (Note F)	— @
Net Expenses	120
Net Investment Income	735
Realized Gain (Loss):
Investments Sold	(36)
Foreign Currency Transactions	(2,849)
Futures Contracts	13
Swap Agreements	500
Net Realized Loss	(2,372)
Change in Unrealized Appreciation (Depreciation):
Investments	4,066
Foreign Currency Exchange Contracts and Translations	112
Futures Contracts	6
Swap Agreements	(21)
Net Change in Unrealized Appreciation (Depreciation)	4,163
Total Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,791
Net Increase in Net Assets Resulting from Operations	$2,526

@            Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	67

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	Active International Allocation		Emerging Markets
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$8,529	$23,150	$10,041	$18,707
Net Realized Loss	(78,792)	(35,882)	(278,352)	(219,535)
Net Change in Unrealized Appreciation (Depreciation)	84,307	(385,652)	646,572	(1,629,532)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,044	(398,384)	378,261	(1,830,360)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(9,076)	—	—
Net Realized Gain	—	(39,989)	—	(148,947)
Class P:
Net Investment Income	—	(91)	—	—
Net Realized Gain	—	(199)	—	(8,146)
Total Distributions	—	(49,355)	—	(157,093)
Capital Share Transactions:(1)
Class I:
Subscribed	26,812	215,834	181,419	370,659
Distributions Reinvested	—	42,354	—	146,475
Redeemed	(119,914)	(340,922)	(117,375)	(762,206)
Class P:
Subscribed	3,656	5,298	12,096	24,253
Distributions Reinvested	—	290	—	8,134
Redeemed	(1,731)	(1,338)	(5,333)	(44,234)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(91,177)	(78,484)	70,807	(256,919)
Redemption Fees	32	130	77	166
Total Increase (Decrease) in Net Assets	(77,101)	(526,093)	449,145	(2,244,206)
Net Assets:
Beginning of Period	572,927	1,099,020	1,258,758	3,502,964
End of Period	$495,826	$572,927	$1,707,903	$1,258,758
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$9,432	$903	$1,601	$(8,440)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,208	21,061	11,840	14,823
Shares Issued on Distributions Reinvested	—	3,453	—	6,573
Shares Redeemed	(14,789)	(31,149)	(8,606)	(32,695)
Net Increase (Decrease) in Class I Shares Outstanding	(11,581)	(6,635)	3,234	(11,299)
Class P:
Shares Subscribed	437	575	792	1,118
Shares Issued on Distributions Reinvested	—	25	—	372
Shares Redeemed	(207)	(104)	(388)	(1,863)
Net Increase (Decrease) in Class P Shares Outstanding	230	496	404	(373)

68	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	Global Franchise		Global Real Estate
	Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,220	$2,584	$7,850	$14,234
Net Realized Gain (Loss)	(5,119)	2,856	(81,640)	(110,211)
Net Change in Unrealized Appreciation (Depreciation)	7,630	(40,559)	127,691	(373,197)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,731	(35,119)	53,901	(469,174)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(5,813)	—	(1,495)
Net Realized Gain	—	(1,417)	—	(2,187)
Class P:
Net Investment Income	—	(214)	—	(86)
Net Realized Gain	—	(65)	—	(38)
Class H:
Net Investment Income	—	—	—	—
Net Realized Gain	—	—	—	(2)
Class L:
Net Investment Income	—	—	—	(— @)
Total Distributions	—	(7,509)	—	(3,808)
Capital Share Transactions:(1)
Class I:
Subscribed	—	11,091	91,349	524,819
Distributions Reinvested	—	6,932	—	3,480
Redeemed	(3,893)	(9,303)	(85,276)	(231,460)
Class P:
Subscribed	—	205	22,200	56,573
Distributions Reinvested	—	229	—	124
Redeemed	(426)	(2,067)	(21,664)	(8,907)
Class H*:
Subscribed	—	—	12	744
Distributions Reinvested	—	—	—	1
Redeemed	—	—	(37)	(62)
Class L*:
Subscribed	—	—	256	390
Distributions Reinvested	—	—	—	— @
Redeemed	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,319)	7,087	6,840	345,702
Redemption Fees	—	—	3	22
Total Increase (Decrease) in Net Assets	(588)	(35,541)	60,744	(127,258)
Net Assets:
Beginning of Period	80,921	116,462	518,666	645,924
End of Period	$80,333	$80,921	$579,410	$518,666
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,909	$689	$7,718	$(132)

The accompanying notes are an integral part of the financial statements.	69

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets (cont’d)

	Global Franchise Portfolio		Global Real Estate Portfolio
	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	721	17,693	58,712
Shares Issued on Distributions Reinvested	—	605	—	499
Shares Redeemed	(361)	(742)	(17,357)	(36,048)
Net Increase (Decrease) in Class I Shares Outstanding	(361)	584	336	23,163
Class P:
Shares Subscribed	—	13	4,992	8,112
Shares Issued on Distributions Reinvested	—	20	—	20
Shares Redeemed	(42)	(148)	(4,746)	(1,311)
Net Increase (Decrease) in Class P Shares Outstanding	(42)	(115)	246	6,821
Class H*:
Shares Subscribed	—	—	2	79
Shares Issued on Distributions Reinvested	—	—	—	— #
Shares Redeemed	—	—	(8)	(7)
Net Increase (Decrease) in Class H Shares Outstanding	—	—	(6)	72
Class L*:
Shares Subscribed	—	—	49	48
Shares Issued on Distributions Reinvested	—	—	—	— #
Shares Redeemed	—	—	—	—
Net Increase in Class L Shares Outstanding	—	—	49	48

@	Amount is less than $500.
*	The Global Real Estate Portfolio’s Class H and Class L commenced operations on January 2, 2008 and June 16, 2008, respectively.
#	Shares are less than 500.

70	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	Global Value Equity Portfolio		International Equity Portfolio
	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$509	$1,533	$58,435	$126,317
Net Realized Gain (Loss)	121	(12,795)	(400,866)	4,054
Net Change in Unrealized Appreciation (Depreciation)	772	(17,925)	431,073	(1,950,841)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,402	(29,187)	88,642	(1,820,470)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,652)	—	(85,581)
Net Realized Gain	—	(558)	—	(246,224)
Class P:
Net Investment Income	—	(746)	—	(19,871)
Net Realized Gain	—	(228)	—	(63,382)
Total Distributions	—	(3,184)	—	(415,058)
Capital Share Transactions:(1)
Class I:
Subscribed	456	2,804	182,716	609,414
Distributions Reinvested	—	2,130	—	310,637
Redeemed	(1,899)	(23,799)	(260,932)	(1,608,578)
Class P:
Subscribed	203	3,042	282,481	554,769
Distributions Reinvested	—	975	—	83,112
Redeemed	(3,003)	(7,018)	(200,279)	(545,639)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,243)	(21,866)	3,986	(596,285)
Redemption Fees	— @	1	69	311
Total Increase (Decrease) in Net Assets	(2,841)	(54,236)	92,697	(2,831,502)
Net Assets:
Beginning of Period	35,998	90,234	3,293,900	6,125,402
End of Period	$33,157	$35,998	$3,386,597	$3,293,900
Undistributed Net Investment Income Included in End of Period Net Assets	$659	$150	$62,866	$4,431
(1) Capital Share Transactions:
Class I:
Shares Subscribed	51	182	17,734	39,005
Shares Issued on Distributions Reinvested	—	203	—	29,205
Shares Redeemed	(216)	(1,574)	(26,332)	(101,449)
Net Decrease in Class I Shares Outstanding	(165)	(1,189)	(8,598)	(33,239)
Class P:
Shares Subscribed	22	282	29,364	37,546
Shares Issued on Distributions Reinvested	—	95	—	7,895
Shares Redeemed	(325)	(492)	(20,504)	(36,829)
Net Increase (Decrease) in Class P Shares Outstanding	(303)	(115)	8,860	8,612

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	71

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	International Growth Equity Portfolio		International Real Estate Portfolio
	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$543	$1,851	$9,817	$24,923
Net Realized Loss	(15,416)	(9,934)	(170,953)	(145,066)
Net Change in Unrealized Appreciation (Depreciation)	19,141	(32,537)	192,602	(426,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,268	(40,620)	31,466	(546,554)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,877)	—	—
Net Realized Gain	—	(270)	—	(5,239)
Class P:
Net Investment Income	—	(10)	—	—
Net Realized Gain	—	(1)	—	(172)
Total Distributions	—	(2,158)	—	(5,411)
Capital Share Transactions:(1)
Class I:
Subscribed	9,112	84,193	51,913	330,959
Distributions Reinvested	—	1,750	—	3,596
Redeemed	(5,117)	(25,148)	(143,100)	(424,987)
Class P:
Subscribed	1	61	27	34,330
Distributions Reinvested	—	8	—	168
Redeemed	(122)	(147)	(1,716)	(106,691)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,874	60,717	(92,876)	(162,625)
Redemption Fees	— @	—	— @	61
Total Increase (Decrease) in Net Assets	8,142	17,939	(61,410)	(714,529)
Net Assets:
Beginning of Period	40,993	23,054	436,289	1,150,818
End of Period	$49,135	$40,993	$374,879	$436,289
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$530	$(13)	$7,683	$(2,134)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,298	6,530	4,656	16,150
Shares Issued on Distributions Reinvested	—	253	—	174
Shares Redeemed	(843)	(2,357)	(12,470)	(24,020)
Net Increase (Decrease) in Class I Shares Outstanding	455	4,426	(7,814)	(7,696)
Class P:
Shares Subscribed	— #	8	2	1,401
Shares Issued on Distributions Reinvested	—	1	—	8
Shares Redeemed	(21)	(12)	(152)	(4,544)
Net Decrease in Class P Shares Outstanding	(21)	(3)	(150)	(3,135)

@	Amount is less than $500.
#	Shares are less than 500.

72	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	International Small Cap Portfolio		Capital Growth Portfolio
	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)	Six Months Ended June 30, 2009 (unaudited) (000)	Year Ended December 31, 2008 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$3,558	$13,355	$677	$2,560
Net Realized Loss	(78,076)	(88,295)	(89,387)	(110,485)
Net Change in Unrealized Appreciation (Depreciation)	102,255	(169,481)	226,648	(615,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,737	(244,421)	137,938	(723,220)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(13,260)	—	(4,568)
Net Realized Gain	—	(30,495)	—	(1,281)
Class P:
Net Investment Income	—	(1)	—	(196)
Net Realized Gain	—	—	—	(151)
Total Distributions	—	(43,756)	—	(6,196)
Capital Share Transactions:(1)
Class I:
Subscribed	14,581	69,427	37,765	153,379
Distributions Reinvested	—	39,520	—	5,844
Redeemed	(32,802)	(300,305)	(149,553)	(369,316)
Class P:
Subscribed	1,038	119	12,536	35,237
Distributions Reinvested	—	1	—	346
Redeemed	(35)	(1)	(8,227)	(65,945)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,218)	(191,239)	(107,479)	(240,455)
Redemption Fees	5	11	1	12
Total Increase (Decrease) in Net Assets	10,524	(479,405)	30,460	(969,859)
Net Assets:
Beginning of Period	316,645	796,050	603,724	1,573,583
End of Period	$327,169	$316,645	$634,184	$603,724
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4,271	$713	$638	$(39)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,587	5,203	2,921	8,076
Shares Issued on Distributions Reinvested	—	3,232	—	432
Shares Redeemed	(3,749)	(21,823)	(11,430)	(20,618)
Net Decrease in Class I Shares Outstanding	(2,162)	(13,388)	(8,509)	(12,110)
Class P:
Shares Subscribed	116	13	984	1,754
Shares Issued on Distributions Reinvested	—	—	—	23
Shares Redeemed	(4)	—	(616)	(3,633)
Net Increase (Decrease) in Class P Shares Outstanding	112	13	368	(1,856)

The accompanying notes are an integral part of the financial statements.	73

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	Focus Growth Portfolio		Large Cap Relative Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(7)	$(2)	$1,977	$4,842
Net Realized Loss	(602)	(363)	(21,953)	(13,816)
Net Change in Unrealized Appreciation (Depreciation)	2,215	(7,132)	18,565	(81,222)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,606	(7,497)	(1,411)	(90,196)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(24)	(785)	(4,046)
Net Realized Gain	—	—	—	(1,014)
Class P:
Net Investment Income	—	(— @)	(145)	(752)
Net Realized Gain	—	—	—	(206)
Total Distributions	—	(24)	(930)	(6,018)
Capital Share Transactions:(1)
Class I:
Subscribed	437	1,060	47,977	32,039
Distributions Reinvested	—	24	782	5,042
Redeemed	(668)	(3,807)	(10,475)	(44,054)
Class P:
Subscribed	5	84	4,626	7,908
Distributions Reinvested	—	— @	144	953
Redeemed	(100)	(658)	(1,544)	(7,866)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(326)	(3,297)	41,510	(5,978)
Redemption Fees	—	1	1	2
Total Increase (Decrease) in Net Assets	1,280	(10,817)	39,170	(102,190)
Net Assets:
Beginning of Period	5,948	16,765	184,881	287,071
End of Period	$7,228	$5,948	$224,051	$184,881
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(12)	$(5)	$1,069	$22
(1) Capital Share Transactions:
Class I:
Shares Subscribed	40	61	6,299	3,121
Shares Issued on Distributions Reinvested	—	3	110	529
Shares Redeemed	(74)	(255)	(1,484)	(4,503)
Net Increase (Decrease) in Class I Shares Outstanding	(34)	(191)	4,925	(853)
Class P:
Shares Subscribed	1	5	646	842
Shares Issued on Distributions Reinvested	—	— #	20	101
Shares Redeemed	(11)	(42)	(218)	(743)
Net Increase (Decrease) in Class P Shares Outstanding	(10)	(37)	448	200

@   Amount is less than $500.

#    Shares are less than 500.

74	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	Small Company Growth		U.S. Real Estate
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(284)	$(2,517)	$6,192	$20,360
Net Realized Gain (Loss)	9,781	(7,469)	(116,396)	(84,624)
Net Change in Unrealized Appreciation (Depreciation)	183,842	(736,061)	64,447	(315,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	193,339	(746,047)	(45,757)	(380,069)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	—	(4,331)	(17,355)
Net Realized Gain	—	—	—	(59,526)
Class P:
Net Investment Income	—	—	(897)	(2,855)
Net Realized Gain	—	—	—	(10,774)
Total Distributions	—	—	(5,228)	(90,510)
Capital Share Transactions:(1)
Class I:
Subscribed	76,049	187,129	95,611	252,586
Distributions Reinvested	—	—	4,081	74,979
Redeemed	(62,946)	(220,193)	(83,884)	(394,990)
Class P:
Subscribed	51,098	86,946	20,840	53,564
Distributions Reinvested	—	—	465	13,625
Redeemed	(42,023)	(160,035)	(23,856)	(67,890)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	22,178	(106,153)	13,257	(68,126)
Redemption Fees	29	39	9	33
Total Increase (Decrease) in Net Assets	215,546	(852,161)	(37,719)	(538,672)
Net Assets:
Beginning of Period	983,861	1,836,022	544,725	1,083,397
End of Period	$1,199,407	$983,861	$507,006	$544,725
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$—	$(24)	$1,222	$258
Accumulated Net Investment Loss Included in End of Period Net Assets	$(308)	$—	$—	$—
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,628	19,052	13,054	18,700
Shares Issued on Distributions Reinvested	—	—	619	5,475
Shares Redeemed	(8,522)	(22,138)	(11,759)	(31,461)
Net Increase (Decrease) in Class I Shares Outstanding	1,106	(3,086)	1,914	(7,286)
Class P:
Shares Subscribed	6,912	8,753	2,874	4,111
Shares Issued on Distributions Reinvested	—	—	72	1,009
Shares Redeemed	(5,717)	(17,079)	(3,235)	(5,194)
Net Increase (Decrease) in Class P Shares Outstanding	1,195	(8,326)	(289)	(74)

The accompanying notes are an integral part of the financial statements.	75

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets

	U.S. Small/Mid Cap Value		Emerging Markets Debt
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$22	$5	$735	$3,226
Net Realized Loss	(3,849)	(4,586)	(2,372)	(3,312)
Net Change in Unrealized Appreciation (Depreciation)	4,610	(4,738)	4,163	(2,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	783	(9,319)	2,526	(2,528)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(11)	—	(756)
Net Realized Gain	—	(20)	—	—
Class P:
Net Investment Income	—	—	—	(76)
Net Realized Gain	—	(— @)	—	—
Class H:
Net Investment Income	—	—	—	(149)
Class L:
Net Investment Income	—	—	—	(8)
Total Distributions	—	(31)	—	(989)
Capital Share Transactions:(1)
Class I:
Subscribed	578	7,041	13,814	29,549
Distributions Reinvested	—	9	—	211
Redeemed	(438)	(1,357)	(14,286)	(58,315)
Class P:
Subscribed	—	—	1,141	4,082
Distributions Reinvested	—	—	—	76
Redeemed	—	—	(1,316)	(885)
Class H*:
Subscribed	—	—	251	5,169
Distributions Reinvested	—	—	—	146
Redeemed	—	—	(174)	(2,848)
Class L*:
Subscribed	—	—	376	396
Distributions Reinvested	—	—	—	8
Redeemed	—	—	(35)	(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	140	5,693	(229)	(22,412)
Redemption Fees	—	—	— @	—
Total Increase (Decrease) in Net Assets	923	(3,657)	2,297	(25,929)
Net Assets:
Beginning of Period	16,550	20,207	27,627	53,556
End of Period	$17,473	$16,550	$29,924	$27,627
Undistributed Net Investment Income Included in End of Period Net Assets	$23	$1	$739	$4

76	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Statements of Changes in Net Assets (cont’d)

	U.S. Small/Mid Cap Value		Emerging Markets Debt
	Portfolio		Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(unaudited)	2008	(unaudited)	2008
	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	103	864	1,349	2,569
Shares Issued on Distributions Reinvested	—	1	—	20
Shares Redeemed	(82)	(175)	(1,428)	(4,979)
Net Increase (Decrease) in Class I Shares Outstanding	21	690	(79)	(2,390)
Class P:
Shares Subscribed	—	—	113	371
Shares Issued on Distributions Reinvested	—	—	—	7
Shares Redeemed	—	—	(133)	(94)
Net Increase (Decrease) in Class P Shares Outstanding	—	—	(20)	284
Class H*:
Shares Subscribed	—	—	25	431
Shares Issued on Distributions Reinvested	—	—	—	13
Shares Redeemed	—	—	(17)	(271)
Net Increase in Class H Shares Outstanding	—	—	8	173
Class L*:
Shares Subscribed	—	—	38	33
Shares Issued on Distributions Reinvested	—	—	—	1
Shares Redeemed	—	—	(3)	— #
Net Increase in Class L Shares Outstanding	—	—	35	34

@	Amount is less than $500.
*	The Emerging Markets Debt Portfolio’s Class H and Class L commenced operations on January 2, 2008 and June 16, 2008, respectively.
#	Shares are less than 500.

The accompanying notes are an integral part of the financial statements.	77

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.11		$15.92	$15.10		$12.43	$10.96	$9.58
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.35	0.30		0.27	0.21	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.35		(6.41)	1.96		2.75	1.40	1.46
Total from Investment Operations	0.50		(6.06)	2.26		3.02	1.61	1.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.54)		(0.35)	(0.14)	(0.21)
Net Realized Gain	—		(0.61)	(0.90)		—	—	—
Total Distributions	—		(0.75)	(1.44)		(0.35)	(0.14)	(0.21)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$9.61		$9.11	$15.92		$15.10	$12.43	$10.96
Total Return++	5.49	%#	(39.25)%	15.30%		24.34%	14.85%	16.64%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$485,549		$565,313	$1,093,735		$967,361	$792,329	$580,851
Ratio of Expenses to Average Net Assets (1)	0.80	%*+	0.79%+	0.80	%+	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.80	%*+	0.79%+	0.80	%+	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets (1)	3.61	%*+	2.70%+	1.93	%+	1.99%	1.84%	1.28%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	20	%#	34%	28%		16%	24%	24%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.88	%*+	0.82%+	0.81	%+	0.82%	0.83%	0.91%
Net Investment Income to Average Net Assets	3.53	%*+	2.67%+	1.92	%+	1.97%	1.81%	1.18%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

78	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Active International Allocation Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.27		$16.20	$15.36		$12.64	$11.13	$9.72
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.29	0.24		0.22	0.19	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.35		(6.48)	2.01		2.81	1.43	1.35
Total from Investment Operations	0.50		(6.19)	2.25		3.03	1.62	1.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)	(0.51)		(0.31)	(0.11)	(0.17)
Net Realized Gain	—		(0.61)	(0.90)		—	—	—
Total Distributions	—		(0.74)	(1.41)		(0.31)	(0.11)	(0.17)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.13
Net Asset Value, End of Period	$9.77		$9.27	$16.20		$15.36	$12.64	$11.13
Total Return++	5.39	%#	(39.41)%	14.95%		23.95%	14.67%	16.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,277		$7,614	$5,285		$3,573	$2,215	$2,623
Ratio of Expenses to Average Net Assets (1)	1.05	%*+	1.04%+	1.05	%+	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%*+	1.04%+	1.05	%+	1.05%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets (1)	3.55	%*+	2.32%+	1.52	%+	1.61%	1.69%	1.03%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	20	%#	34%	28%		16%	24%	24%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.13	%*+	1.07%+	1.06	%+	1.07%	1.08%	1.16%
Net Investment Income to Average Net Assets	3.47	%*+	2.29%+	1.51	%+	1.59%	1.66%	0.92%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	79

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$13.79		$34.02	$29.29	$25.36	$19.10	$15.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.19	0.10	0.18	0.25	0.19
Net Realized and Unrealized Gain (Loss) on Investments	4.10		(18.78)	11.76	9.22	6.36	3.54
Total from Investment Operations	4.21		(18.59)	11.86	9.40	6.61	3.73
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.13)	(0.29)	(0.35)	(0.15)
Net Realized Gain	—		(1.64)	(7.01)	(5.18)	—	—
Total Distributions	—		(1.64)	(7.14)	(5.47)	(0.35)	(0.15)
Redemption Fees	0.00	‡	0.00 ‡	0.01	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$18.00		$13.79	$34.02	$29.29	$25.36	$19.10
Total Return++	30.53	%#	(56.39)%	41.56%	38.00%	34.54%	24.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,612,721		$1,191,199	$3,323,130	$2,283,535	$1,749,671	$1,249,299
Ratio of Expenses to Average Net Assets	1.35	%*+	1.43%+	1.35%+	1.40%	1.41%	1.52%^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.35	%*+	1.43%+	1.35%+	1.40%	1.41%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.52	%*+	0.78%+	0.28%+	0.62%	1.17%	1.09%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	33	%#	96%	101%	82%	59%	73%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^^

Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class I shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class I shares.

§	Amount is less than 0.005%.

80	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$13.51		$33.46	$28.91		$25.07	$18.90	$15.36
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.13	0.01		0.13	0.19	0.15
Net Realized and Unrealized Gain (Loss) on Investments	4.01		(18.44)	11.60		9.09	6.26	3.49
Total from Investment Operations	4.10		(18.31)	11.61		9.22	6.45	3.64
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)		(0.20)	(0.29)	(0.11)
Net Realized Gain	—		(1.64)	(7.01)		(5.18)	—	—
Total Distributions	—		(1.64)	(7.06)		(5.38)	(0.29)	(0.11)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.01	0.01
Net Asset Value, End of Period	$17.61		$13.51	$33.46		$28.91	$25.07	$18.90
Total Return++	30.35	%#	(56.50)%	41.20%		37.65%	34.17%	23.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,182		$67,559	$179,834		$126,450	$103,482	$71,254
Ratio of Expenses to Average Net Assets	1.60	%*+	1.68%+	1.60	%+	1.65%	1.66%	1.77%^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.60	%*+	1.68%+	1.60	%+	1.65%	1.66%	1.77%
Ratio of Net Investment Income to Average Net Assets	1.28	%*+	0.52%+	0.02	%+	0.47%	0.90%	0.89%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	33	%#	96%	101%		82%	59%	73%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^^

Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class P shares. Prior to November 1, 2004, the maximum ratio was 2.00% for Class P shares.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	81

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.82		$16.62	$17.98	$15.69	$15.12	$14.29
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.35	0.40	0.30	0.26	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.36		(5.11)	1.30	3.07	1.52	1.66
Total from Investment Operations	0.53		(4.76)	1.70	3.37	1.78	1.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.84)	(0.15)	(0.13)	(0.31)	—
Net Realized Gain	—		(0.20)	(2.91)	(0.95)	(0.90)	(1.13)
Total Distributions	—		(1.04)	(3.06)	(1.08)	(1.21)	(1.13)
Redemption Fees	—		—	—	0.00 ‡	0.00 ‡	0.03
Net Asset Value, End of Period	$11.35		$10.82	$16.62	$17.98	$15.69	$15.12
Total Return++	4.90	%#	(28.88)%	9.58%	21.60%	11.91%	13.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$77,777		$78,029	$110,135	$128,434	$85,018	$58,223
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00%+	0.99%+	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.00%+	0.98%+	1.00%	1.00%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	3.24	%*+	2.49%+	2.10%+	1.74%	1.67%	1.82%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	31%	22%	35%	19%	21%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.01	%*+	1.01%+	N/A	1.01%	1.07%	1.16%
Net Investment Income to Average Net Assets	3.23	%*+	2.48%+	N/A	1.73%	1.60%	1.66%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

82	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Franchise Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.71		$16.44	$17.82	$15.56	$15.01	$14.22
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.34	0.30	0.24	0.24	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.36		(5.07)	1.34	3.04	1.48	1.69
Total from Investment Operations	0.51		(4.73)	1.64	3.28	1.72	1.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.80)	(0.11)	(0.07)	(0.27)	—
Net Realized Gain	—		(0.20)	(2.91)	(0.95)	(0.90)	(1.13)
Total Distributions	—		(1.00)	(3.02)	(1.02)	(1.17)	(1.13)
Redemption Fees	—		—	—	0.00 ‡	—	0.01
Net Asset Value, End of Period	$11.22		$10.71	$16.44	$17.82	$15.56	$15.01
Total Return++	4.76	%#	(29.00)%	9.26%	21.31%	11.53%	13.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,556		$2,892	$6,327	$4,135	$4,401	$3,941
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25%+	1.24%+	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.25%+	1.23%+	1.25%	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.94	%*+	2.43%+	1.62%+	1.43%	1.52%	1.47%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	31%	22%	35%	19%	21%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.26	%*+	1.26%+	N/A	1.26%	1.32%	1.41%
Net Investment Income to Average Net Assets	2.93	%*+	2.42%+	N/A	1.42%	1.45%	1.31%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	83

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months				Period from
	Ended June 30,		Year Ended December 31,		August 30, 2006^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007	December 31, 2006
Net Asset Value, Beginning of Period	$5.49		$10.04	$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.16	0.18	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.53		(4.67)	(1.09)	1.66
Total from Investment Operations	0.61		(4.51)	(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.40)	(0.13)
Net Realized Gain	—		(0.02)	(0.21)	(0.03)
Total Distributions	—		(0.04)	(0.61)	(0.16)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$6.10		$5.49	$10.04	$11.56
Total Return++	11.11	%#	(45.00)%	(7.87)%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$527,547		$473,459	$632,737	$238,647
Ratio of Expenses to Average Net Assets	1.00	%*+	1.05%+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.04%+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets	3.36	%*+	1.92%+	1.55%+	1.53	%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	28	%#	40%	39%	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A		N/A	N/A	1.43	%*

^	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

84	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Real Estate Portfolio

	Class P
	Six Months					Period from
	Ended June 30,		Year Ended December 31,			August 30, 2006^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	December 31, 2006
Net Asset Value, Beginning of Period	$5.47		$10.02		$11.56	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.16		0.16	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.52		(4.68)		(1.11)	1.67
Total from Investment Operations	0.60		(4.52)		(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.38)	(0.12)
Net Realized Gain	—		(0.02)		(0.21)	(0.03)
Total Distributions	—		(0.03)		(0.59)	(0.15)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$6.07		$5.47		$10.02	$11.56
Total Return++	10.97	%#	(45.15)%		(8.15)%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$50,880		$44,555		$13,187	$116
Ratio of Expenses to Average Net Assets	1.25	%*+	1.30	%+	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.29	%+	1.27%+	N/A
Ratio of Net Investment Income to Average Net Assets	3.10	%*+	2.32	%+	1.39%+	1.07	%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	28	%#	40%		39%	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.32	%+	N/A	1.41	%*
Net Investment Income to Average Net Assets	N/A		2.30	%+	N/A	0.96	%*

†	Commencement of Operations.
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	85

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Real Estate Portfolio

	Class H
	Six Months		Period from
	Ended June 30,		January 2, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		December 31, 2008
Net Asset Value, Beginning of Period	$5.47		$9.95
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.51		(4.57)
Total from Investment Operations	0.59		(4.46)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)
Net Asset Value, End of Period	$6.06		$5.47
Total Return++	10.79	%#	(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$396		$391
Ratio of Expenses to Average Net Assets	1.25	%*+	1.70	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.29	%*+
Ratio of Net Investment Income to Average Net Assets	3.06	%*+	1.42	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	28	%#	40	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.70%	*+
Net Investment Income to Average Net Assets	N/A		1.42%	*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

86	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months		Period from
	Ended June 30,		June 16, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		December 31, 2008
Net Asset Value, Beginning of Period	$5.43		$9.46
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.51		(4.05)
Total from Investment Operations	0.57		(4.01)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)
Net Asset Value, End of Period	$6.00		$5.43
Total Return++	10.50	%#	(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$587		$261
Ratio of Expenses to Average Net Assets	1.75	%*+	1.81	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.75	%*+	1.80	%*+
Ratio of Net Investment Income to Average Net Assets	2.50	%*+	1.20	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*§
Portfolio Turnover Rate	28	%#	40	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.84	%*+
Net Investment Income to Average Net Assets	N/A		1.17	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	87

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Value Equity Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.49		$17.70		$20.24		$17.85	$17.81	$15.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.15		0.40		0.33		0.33	0.31	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.32		(7.74)		0.96		3.44	0.72	2.02
Total from Investment Operations	0.47		(7.34)		1.29		3.77	1.03	2.24
Distributions from and/or in Excess of:
Net Investment Income	—		(0.66)		(0.34)		(0.34)	(0.31)	(0.22)
Net Realized Gain	—		(0.21)		(3.49)		(1.05)	(0.68)	(0.05)
Total Distributions	—		(0.87)		(3.83)		(1.39)	(0.99)	(0.27)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.01	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.96		$9.49		$17.70		$20.24	$17.85	$17.81
Total Return++	4.95	%#	(41.82)%		6.65%		21.40%	5.81%	14.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,666		$24,110		$66,035		$101,163	$86,000	$68,505
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00	%+	0.90	%+	0.91%	0.90%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.00	%+	0.90	%+	N/A	N/A	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	3.38	%*+	2.82	%+	1.58	%+	1.71%	1.74%	1.31%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	86%		31%		29%	29%	30%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.27	%*+	1.02	%+	N/A		N/A	N/A	1.07%
Net Investment Income to Average Net Assets	3.10	%*+	2.80	%+	N/A		N/A	N/A	1.24%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

88	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Global Value Equity Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.37		$17.48		$20.03		$17.69	$17.64	$15.70
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.38		0.29		0.28	0.27	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.32		(7.66)		0.93		3.40	0.71	2.00
Total from Investment Operations	0.46		(7.28)		1.22		3.68	0.98	2.17
Distributions from and/or in Excess of:
Net Investment Income	—		(0.62)		(0.28)		(0.29)	(0.25)	(0.18)
Net Realized Gain	—		(0.21)		(3.49)		(1.05)	(0.68)	(0.05)
Total Distributions	—		(0.83)		(3.77)		(1.34)	(0.93)	(0.23)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.83		$9.37		$17.48		$20.03	$17.69	$17.64
Total Return++	4.91	%#	(41.98)%		6.37%		21.05%	5.59%	13.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,491		$11,888		$24,199		$27,773	$21,938	$30,598
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25	%+	1.15	%+	1.16%	1.15%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.25	%+	1.15	%+	N/A	N/A	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	3.08	%*+	2.65	%+	1.36	%+	1.47%	1.53%	1.07%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	9	%#	86%		31%		29%	29%	30%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.52	%*+	1.27	%+	N/A		N/A	N/A	1.32%
Net Investment Income to Average Net Assets	2.80	%*+	2.63	%+	N/A		N/A	N/A	0.99%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	89

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Equity Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.01		$18.92	$20.58		$20.34	$20.99	$19.06
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.44	0.43		0.64	0.43	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.11		(6.76)	1.53		3.93	0.93	3.50
Total from Investment Operations	0.31		(6.32)	1.96		4.57	1.36	3.80
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)	(0.46)		(0.59)	(0.35)	(0.37)
Net Realized Gain	—		(1.18)	(3.16)		(3.74)	(1.66)	(1.50)
Total Distributions	—		(1.59)	(3.62)		(4.33)	(2.01)	(1.87)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$11.32		$11.01	$18.92		$20.58	$20.34	$20.99
Total Return++	2.82	%#	(33.12)%	9.84%		22.50%	6.45%	19.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,582,052		$2,606,704	$5,105,807		$5,900,906	$6,704,732	$7,200,606
Ratio of Expenses to Average Net Assets	0.94	%*+	0.95%+	0.93	%+	0.94%	0.93%	0.98%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.94	%*+	0.95%+	0.93	%+	0.94%	0.93%	N/A
Ratio of Net Investment Income to Average Net Assets	3.85	%*+	2.73%+	1.97	%+	2.88%	2.04%	1.48%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	21	%#	34%	31%		38%	28%	41%

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.90		$18.73	$20.40		$20.19	$20.85	$18.96
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.38	0.37		0.60	0.37	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.10		(6.66)	1.52		3.87	0.93	3.47
Total from Investment Operations	0.29		(6.28)	1.89		4.47	1.30	3.71
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)	(0.40)		(0.52)	(0.30)	(0.32)
Net Realized Gain	—		(1.18)	(3.16)		(3.74)	(1.66)	(1.50)
Total Distributions	—		(1.55)	(3.56)		(4.26)	(1.96)	(1.82)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$11.19		$10.90	$18.73		$20.40	$20.19	$20.85
Total Return++	2.66	%#	(33.21)%	9.52%		22.21%	6.20%	19.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$804,545		$687,196	$1,019,595		$1,152,822	$1,206,125	$1,073,278
Ratio of Expenses to Average Net Assets	1.19	%*+	1.20%+	1.18	%+	1.19%	1.18%	1.23%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.19	%*+	1.20%+	1.18	%+	1.19%	1.18%	N/A
Ratio of Net Investment Income to Average Net Assets	3.73	%*+	2.43%+	1.71	%+	2.71%	1.77%	1.21%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	21	%#	34%	31%		38%	28%	41%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

90	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Growth Equity Portfolio

	Class I
	Six Months						Period from
	Ended June 30,		Year Ended December 31,				December 27, 2005^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	December 31, 2005
Net Asset Value, Beginning of Period	$6.72		$13.76	$12.55		$9.93	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.31	0.13		0.10	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	0.71		(6.98)	1.75		2.67	(0.07)
Total from Investment Operations	0.80		(6.67)	1.88		2.77	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.12)		(0.09)	—
Net Realized Gain	—		(0.05)	(0.55)		(0.06)	—
Total Distributions	—		(0.37)	(0.67)		(0.15)	—
Redemption Fees	0.00	‡	—	—		—	—
Net Asset Value, End of Period	$7.52		$6.72	$13.76		$12.55	$9.93
Total Return++	12.07	%#	(48.70)%	15.22%		27.92%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,029		$40,756	$22,523		$6,753	$4,864
Ratio of Expenses to Average Net Assets (1)	1.00	%*+	1.00%+	1.00	%+	1.01%	1.00	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%*+	1.00%+	1.00	%+	1.00%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.82	%*+	2.86%+	0.94	%+	0.89%	(0.86	)%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	37	%#	49%	32%		24%	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.28	%*+	1.11%+	2.42	%+	2.74%	31.60	%*
Net Investment Income (Loss) to Average Net Assets	2.54	%*+	2.75%+	(0.48	)%+	(0.84)%	(31.46	)%*

^	Commencement of Operations
‡	Amount is less than $0.005 per share.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	91

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Growth Equity Portfolio

	Class P
	Six Months						Period from
	Ended June 30,		Year Ended December 31,				December 27, 2005^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	December 31, 2005
Net Asset Value, Beginning of Period	$6.74		$13.78	$12.56		$9.93	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.06		0.30	0.10		0.09	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	0.74		(7.00)	1.76		2.64	(0.07)
Total from Investment Operations	0.80		(6.70)	1.86		2.73	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.09)		(0.04)	—
Net Realized Gain	—		(0.05)	(0.55)		(0.06)	—
Total Distributions	—		(0.34)	(0.64)		(0.10)	—
Redemption Fees	0.00	‡	—	—		—	—
Net Asset Value, End of Period	$7.54		$6.74	$13.78		$12.56	$9.93
Total Return++	12.04	%#	(48.82)%	15.03%		27.49%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$106		$237	$531		$325	$99
Ratio of Expenses to Average Net Assets (1)	1.25	%*+	1.25%+	1.25	%+	1.27%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25	%*+	1.25%+	1.25	%+	1.25%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.93	%*+	2.72%+	0.70	%+	0.78%	(1.16	)%*
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	37	%#	49%	32%		24%	4	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.55	%*+	1.36%+	2.67	%+	3.07%	31.85	%*
Net Investment Income (Loss) to Average Net Assets	1.63	%*+	2.61%+	(0.72	)%+	(1.02)%	(31.76	)%*

^	Commencement of Operations
‡	Amount is less than $0.005 per share.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

92	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.59		$25.30		$34.82	$23.63	$21.95	$15.13
Income (Loss) from Investment Operations:
Net Investment Income†	0.31		0.56		0.69	0.35	0.43	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.15		(13.15)		(6.79)	12.78	2.96	6.82
Total from Investment Operations	1.46		(12.59)		(6.10)	13.13	3.39	7.18
Distributions from and/or in Excess of:
Net Investment Income	—		—		(1.77)	(0.85)	(0.35)	(0.36)
Net Realized Gain	—		(0.12)		(1.65)	(1.09)	(1.36)	—
Total Distributions	—		(0.12)		(3.42)	(1.94)	(1.71)	(0.36)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.05		$12.59		$25.30	$34.82	$23.63	$21.95
Total Return++	11.60	%#	(49.95)%		(17.59)%	56.06%	15.52%	47.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$366,790		$427,148		$1,053,018	$1,125,569	$250,511	$50,620
Ratio of Expenses to Average Net Assets	0.90	%*+	0.95	%+	0.94%+	0.95%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.90	%*+	0.94	%+	0.94%+	0.95%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.32	%*+	2.68	%+	2.10%+	1.19%	1.88%	2.05%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	28	%#	54%		55%	36%	57%	42%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.97	%+	N/A	N/A	1.11%	1.38%
Net Investment Income to Average Net Assets	N/A		2.66	%+	N/A	N/A	1.77%	1.67%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	93

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Real Estate Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$12.58		$25.33		$34.83	$23.68	$22.04	$15.17
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.63		0.58	0.29	0.32	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1.14		(13.26)		(6.74)	12.77	3.01	6.81
Total from Investment Operations	1.43		(12.63)		(6.16)	13.06	3.33	7.16
Distributions from and/or in Excess of:
Net Investment Income	—		—		(1.69)	(0.82)	(0.33)	(0.29)
Net Realized Gain	—		(0.12)		(1.65)	(1.09)	(1.36)	—
Total Distributions	—		(0.12)		(3.34)	(1.91)	(1.69)	(0.29)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$14.01		$12.58		$25.33	$34.83	$23.68	$22.04
Total Return++	11.37	%#	(50.05)%		(17.76)%	55.69%	15.22%	47.15%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,089		$9,141		$97,800	$97,951	$8,674	$827
Ratio of Expenses to Average Net Assets	1.15	%*+	1.19	%+	1.19%+	1.20%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%*+	1.19	%+	1.19%+	1.20%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	5.00	%*+	2.66	%+	1.76%+	0.94%	1.34%	2.03%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	28	%#	54%		55%	36%	57%	42%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.22	%+	N/A	N/A	1.45%	1.66%
Net Investment Income to Average Net Assets	N/A		2.64	%+	N/A	N/A	1.14%	1.62%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

94	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Small Cap Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.53		$17.08		$23.72	$24.14	$25.11	$20.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.34		0.27	0.32	0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.86		(6.66)		(1.11)	4.27	2.89	6.59
Total from Investment Operations	0.97		(6.32)		(0.84)	4.59	3.21	6.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)		(0.27)	(0.41)	(0.47)	(0.35)
Net Realized Gain	—		(0.82)		(5.53)	(4.60)	(3.71)	(1.89)
Total Distributions	—		(1.23)		(5.80)	(5.01)	(4.18)	(2.24)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$10.50		$9.53		$17.08	$23.72	$24.14	$25.11
Total Return++	10.18	%#	(38.33)%		(3.22)%	19.61%	13.07%	33.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$325,866		$316,526		$796,050	$1,312,064	$1,389,078	$1,276,083
Ratio of Expenses to Average Net Assets (1)	1.15	%*+	1.13	%+	1.09%+	1.10%	1.10%	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.15	%*+	1.12	%+	1.09%+	1.10%	1.10%	1.15%
Ratio of Net Investment Income to Average Net Assets (1)	2.46	%*+	2.47	%+	1.10%+	1.25%	1.22%	1.04%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	69	%#	49%		53%	40%	47%	38%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.16	%*+	1.15	%+	N/A	N/A	N/A	1.16%
Net Investment Income to Average Net Assets	2.45	%*+	2.44	%+	N/A	N/A	N/A	1.03%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	95

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

International Small Cap Portfolio

	Class P
	Six Months		Period from
	Ended June 30,		October 21, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		December 31, 2008
Net Asset Value, Beginning of Period	$9.53		$9.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		—
Net Realized and Unrealized Gain on Investments	0.84		0.14
Total from Investment Operations	0.95		0.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)
Redemption Fees	0.01		—
Net Asset Value, End of Period	$10.49		$9.53
Total Return++	10.07	%#	1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,303		$119
Ratio of Expenses to Average Net Assets (1)	1.39	%*+	1.39	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.39	%*+	1.39	%*+
Ratio of Net Investment Income to Average Net Assets (1)	2.44	%*+	0.09	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%*
Portfolio Turnover Rate	69	%#	49	%#

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.86	%*+
Net Investment Loss to Average Net Assets	N/A		(0.38	)%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005% .

96	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Capital Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$12.12		$24.69	$20.28		$19.49	$16.88	$15.74
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.05	0.10		0.01	0.02	0.09
Net Realized and Unrealized Gain (Loss) on Investments	3.08		(12.50)	4.41		0.78	2.63	1.13
Total from Investment Operations	3.10		(12.45)	4.51		0.79	2.65	1.22
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.10)		(0.00)‡	(0.04)	(0.08)
Net Realized Gain	—		(0.02)	—		—	—	—
Total Distributions	—		(0.12)	(0.10)		0.00 ‡	(0.04)	(0.08)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$15.22		$12.12	$24.69		$20.28	$19.49	$16.88
Total Return++	25.58	%#	(50.47)%	22.29%		4.07%	15.72%	7.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$553,552		$543,841	$1,406,866		$1,012,417	$871,905	$554,097
Ratio of Expenses to Average Net Assets	0.67	%*+	0.62%+	0.62	%+	0.63%	0.65%	0.77%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.67	%*+	0.62%+	0.62	%+	0.63%	0.65%	N/A
Ratio of Net Investment Income to Average Net Assets	0.25	%*+	0.24%+	0.46	%+	0.03%	0.13%	0.58%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%#	42%	50%		59%	106%	179%

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$11.94		$24.27	$19.95		$19.21	$16.67	$15.55
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	0.00 ‡	0.05		(0.04)	(0.03)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	3.04		(12.27)	4.33		0.78	2.60	1.11
Total from Investment Operations	3.04		(12.27)	4.38		0.74	2.57	1.16
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)	(0.06)		—	(0.03)	(0.04)
Net Realized Gain	—		(0.02)	—		—	—	—
Total Distributions	—		(0.06)	(0.06)		—	(0.03)	(0.04)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$14.98		$11.94	$24.27		$19.95	$19.21	$16.67
Total Return++	25.46	%#	(50.57)%	21.93%		3.85%	15.41%	7.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$80,632		$59,883	$166,717		$57,689	$35,678	$202,893
Ratio of Expenses to Average Net Assets	0.91	%*+	0.87%+	0.87	%+	0.88%	0.90%	1.02%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.91	%*+	0.87%+	0.87	%+	0.88%	0.90%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01	%*+	(0.01)%+	0.24	%+	(0.23)%	(0.17)%	0.33%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%#	42%	50%		59%	106%	179%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005% .

The accompanying notes are an integral part of the financial statements.	97

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Focus Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$8.95		$18.81		$15.19		$14.78	$12.59	$11.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.00	‡	0.03		(0.03)	(0.03)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	2.72		(9.82)		3.62		0.44	2.24	0.78
Total from Investment Operations	2.71		(9.82)		3.65		0.41	2.21	0.82
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.03)		—	(0.02)	(0.02)
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$11.66		$8.95		$18.81		$15.19	$14.78	$12.59
Total Return++	30.28	%#	(52.19)%		24.02%		2.77%	17.60%	7.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,957		$4,879		$13,852		$12,416	$54,321	$52,757
Ratio of Expenses to Average Net Assets (1)	0.99	%*+	1.00	%+	1.00	%+	0.79%	0.91%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.99	%*+	1.00	%+	1.00	%+	0.79%	0.91%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.19	)%*+	0.02	%+	0.16	%+	(0.23)%	(0.27)%	0.35%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%#	36%		57%		76%	78%	163%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.34	%*+	1.29	%+	1.13	%+	N/A	N/A	1.11%
Net Investment Income (Loss) to Average Net Assets	(1.54	)%*+	(0.27	)%+	0.03	%+	N/A	N/A	0.24%

‡	Amount is less than $0.005 per share.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005% .

98	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Focus Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$8.73		$18.32		$14.81		$14.45	$12.34	$11.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.04)		(0.01)		(0.06)	(0.06)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.66		(9.55)		3.52		0.42	2.19	0.75
Total from Investment Operations	2.64		(9.59)		3.51		0.36	2.13	0.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡	—		—	(0.02)	—
Redemption Fees	—		0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$11.37		$8.73		$18.32		$14.81	$14.45	$12.34
Total Return++	30.09	%#	(52.27)%		23.70%		2.49%	17.30%	6.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,271		$1,069		$2,913		$2,317	$12,442	$8,559
Ratio of Expenses to Average Net Assets (1)	1.24	%*+	1.25	%+	1.25	%+	1.04%	1.16%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.24	%*+	1.25	%+	1.25	%+	1.04%	1.16%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.44	)%*+	(0.24	)%+	(0.07	)%+	(0.45)%	(0.49)%	0.18%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	7	%#	36%		57%		76%	78%	163%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.60	%*+	1.54	%+	1.38	%+	N/A	N/A	1.36%
Net Investment Income (Loss) to Average Net Assets	(1.80	)%*+	(0.53	)%+	(0.20	)%+	N/A	N/A	0.07%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	99

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Large Cap Relative Value Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.85		$11.86	$12.20		$11.10	$10.52	$9.30
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.21	0.21		0.20	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(3.96)	0.16		1.62	0.90	1.23
Total from Investment Operations	(0.06)		(3.75)	0.37		1.82	1.05	1.35
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.21)	(0.22)		(0.20)	(0.14)	(0.13)
Net Realized Gain	—		(0.05)	(0.49)		(0.52)	(0.33)	—
Total Distributions	(0.04)		(0.26)	(0.71)		(0.72)	(0.47)	(0.13)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$7.75		$7.85	$11.86		$12.20	$11.10	$10.52
Total Return++	(0.79	)%#	(32.01)%	2.90%		16.47%	10.07%	14.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$186,209		$150,025	$236,784		$211,904	$102,973	$90,938
Ratio of Expenses to Average Net Assets (1)	0.69	%*+	0.67%+	0.67	%+	0.68%	0.68%	0.70%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.69	%*+	0.67%+	0.67	%+	0.68%	0.68%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.06	%*+	2.06%+	1.71	%+	1.71%	1.36%	1.28%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	26	%#	50%	31%		33%	46%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.74	%*+	N/A	N/A		N/A	N/A	0.74%
Net Investment Income to Average Net Assets	2.01	%*+	N/A	N/A		N/A	N/A	1.24%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

100	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Large Cap Relative Value Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.84		$11.85	$12.18		$11.09	$10.51	$9.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.07		0.18	0.19		0.17	0.12	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(3.96)	0.15		1.61	0.91	1.20
Total from Investment Operations	(0.07)		(3.78)	0.34		1.78	1.03	1.30
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.18)	(0.18)		(0.17)	(0.12)	(0.10)
Net Realized Gain	—		(0.05)	(0.49)		(0.52)	(0.33)	—
Total Distributions	(0.03)		(0.23)	(0.67)		(0.69)	(0.45)	(0.10)
Redemption Fees	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$7.74		$7.84	$11.85		$12.18	$11.09	$10.51
Total Return++	(0.85	)%#	(32.21)%	2.72%		16.38%	9.81%	14.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,842		$34,856	$50,287		$63,300	$101,499	$75,189
Ratio of Expenses to Average Net Assets (1)	0.94	%*+	0.92%+	0.92	%+	0.93%	0.93%	0.95%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.94	%*+	0.92%+	0.92	%+	0.93%	0.93%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.82	%*+	1.81%+	1.48	%+	1.44%	1.10%	1.05%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	26	%#	50%	31%		33%	46%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.99	%*+	N/A	N/A		N/A	N/A	0.99%
Net Investment Income to Average Net Assets	1.77	%*+	N/A	N/A		N/A	N/A	1.01%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	101

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$13.12		$13.31		$12.89	$12.50	$10.81
Income (Loss) from Investment Operations:
Net Investment Loss†	0.00	‡	(0.01)		(0.05)		(0.08)	0.00 ‡	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.51		(5.47)		0.45		1.59	1.72	2.16
Total from Investment Operations	1.51		(5.48)		0.40		1.51	1.72	2.07
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.59)		(1.09)	(1.33)	(0.38)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$9.15		$7.64		$13.12		$13.31	$12.89	$12.50
Total Return++	19.92	%#	(41.84)%		3.04%		11.90%	13.55%	19.17%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$775,665		$638,559		$1,137,839		$1,028,030	$896,204	$651,276
Ratio of Expenses to Average Net Assets (1)	1.05	%*+	1.02	%+	1.01	%+	1.01%	1.04%	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.05	%*+	1.02	%+	1.01	%+	1.01%	1.04%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.03	%*+	(0.08	)%+	(0.35	)%+	(0.56)%	(0.04)%	(0.79)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	12	%#	34%		50%		76%	73%	111%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.08	%*+	1.05	%+	N/A		N/A	N/A	1.16%
Net Investment Loss to Average Net Assets	0.00	%*+§	(0.11	)%+	N/A		N/A	N/A	(0.85)%

‡	Amount is less than $0.005 per share.
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

102	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Small Company Growth Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$7.19		$12.39		$12.63		$12.31	$12.02	$10.43
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.03)		(0.08)		(0.10)	(0.03)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	1.43		(5.17)		0.43		1.51	1.65	2.08
Total from Investment Operations	1.42		(5.20)		0.35		1.41	1.62	1.97
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.59)		(1.09)	(1.33)	(0.38)
Redemption Fees	0.00	‡	0.00	‡	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$8.61		$7.19		$12.39		$12.63	$12.31	$12.02
Total Return++	19.75	%#	(41.97)%		2.81%		11.55%	13.35%	18.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$423,742		$345,302		$698,183		$857,275	$808,493	$713,733
Ratio of Expenses to Average Net Assets (1)	1.30	%*+	1.27	%+	1.26	%+	1.26%	1.29%	1.35%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%*+	1.27	%+	1.26	%+	1.26%	1.29%	N/A
Ratio of Net Investment Loss to Average Net Assets (1)	(0.22	)%*+	(0.34	)%+	(0.61	)%+	(0.81)%	(0.24)%	(1.02)%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	12	%#	34%		50%		76%	73%	111%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%*+	1.30	%+	N/A		N/A	N/A	1.41%
Net Investment Loss to Average Net Assets	(0.25	)%*+	(0.37	)%+	N/A		N/A	N/A	(1.09)%

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	103

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.87		$15.75		$28.24	$23.41	$23.21	$17.92
Income (Loss) from Investment Operations:
Net Investment Income†	0.10		0.31		0.33	0.42	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)		(5.84)		(4.87)	8.44	3.58	6.17
Total from Investment Operations	(0.73)		(5.53)		(4.54)	8.86	4.03	6.57
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.31)		(0.50)	(0.49)	(0.44)	(0.42)
Net Realized Gain	—		(1.04)		(7.45)	(3.54)	(3.39)	(0.86)
Total Distributions	(0.09)		(1.35)		(7.95)	(4.03)	(3.83)	(1.28)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$8.05		$8.87		$15.75	$28.24	$23.41	$23.21
Total Return++	(8.08	)%#	(38.07)%		(16.63)%	38.85%	17.66%	37.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$422,471		$448,897		$911,819	$1,635,926	$1,209,668	$1,097,718
Ratio of Expenses to Average Net Assets (1)	0.99	%*+	0.95	%+	0.90%+	0.87%	0.89%	0.97%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95	%*+	0.91	%+	0.88%+	0.87%	0.89%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.75	%*+	2.19	%+	1.23%+	1.55%	1.87%	2.02%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	20	%#	38%		38%	36%	33%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.02	%*+	0.96	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.72	%*+	2.18	%+	N/A	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

104	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

U.S. Real Estate Portfolio

	Class P
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.73		$15.53		$27.96	$23.21	$23.04	$17.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.09		0.28		0.27	0.37	0.38	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)		(5.77)		(4.82)	8.34	3.56	6.13
Total from Investment Operations	(0.74)		(5.49)		(4.55)	8.71	3.94	6.48
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.27)		(0.43)	(0.42)	(0.38)	(0.38)
Net Realized Gain	—		(1.04)		(7.45)	(3.54)	(3.39)	(0.86)
Total Distributions	(0.08)		(1.31)		(7.88)	(3.96)	(3.77)	(1.24)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$7.91		$8.73		$15.53	$27.96	$23.21	$23.04
Total Return++	(8.26	)%#	(38.26)%		(16.80)%	38.52%	17.37%	36.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$84,535		$95,828		$171,578	$268,537	$157,650	$149,180
Ratio of Expenses to Average Net Assets (1)	1.24	%*+	1.20	%+	1.15%+	1.12%	1.14%	1.22%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.20	%*+	1.16	%+	1.13%+	1.12%	1.14%	N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.47	%*+	2.05	%+	1.02%+	1.37%	1.60%	1.76%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%*§	0.00	%§	0.00%§	N/A	N/A	N/A
Portfolio Turnover Rate	20	%#	38%		38%	36%	33%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.27	%*+	1.21	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.44	%*+	2.04	%+	N/A	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.	105

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

U.S. Small/Mid Cap Value Portfolio

	Class I
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	September 27, 2007^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	December 31, 2007
Net Asset Value, Beginning of Period	$5.86		$9.47	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	0.27		(3.60)	(0.52)
Total from Investment Operations	0.28		(3.60)	(0.52)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	—
Net Realized Gain	—		(0.01)	(0.01)
Total Distributions	—		(0.01)	(0.01)
Net Asset Value, End of Period	$6.14		$5.86	$9.47
Total Return++	4.78	%#	(38.03)%	(5.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,412		$16,492	$20,112
Ratio of Expenses to Average Net Assets (1)	1.28	%*+	1.17%+	1.30	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.28	%*+	1.17%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	0.28	%*+	0.02%+	0.09%	*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%*§
Portfolio Turnover Rate	31	%#	69%	38	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.29	%*+	N/A	N/A
Net Investment Income to Average Net Assets	0.27	%*+	N/A	N/A

	Class P
	Six Months		Year Ended	Period from
	Ended June 30,		December 31,	September 27, 2007^ to
Selected Per Share Data and Ratios	2009 (unaudited)		2008	December 31, 2007
Net Asset Value, Beginning of Period	$5.84		$9.47	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	0.00	‡	(0.02)	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	0.27		(3.60)	(0.52)
Total from Investment Operations	0.27		(3.62)	(0.52)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)	(0.01)
Net Asset Value, End of Period	$6.11		$5.84	$9.47
Total Return++	4.62	%#	(38.21)%	(5.31	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$61		$58	$95
Ratio of Expenses to Average Net Assets (1)	1.53	%*+	1.42%+	1.55	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.53	%*+	1.42% +	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.03	%*+	(0.24)%+	(0.16	)%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%*
Portfolio Turnover Rate	31	%#	69%	38	%#

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

§	Amount is less than 0.005%.

106	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class I††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$9.94		$11.47	$11.99		$11.61	$10.92	$10.59
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		1.03	0.71		0.49	0.81	0.78
Net Realized and Unrealized Gain (Loss) on Investments	0.79		(2.15)	(0.23)		0.80	0.57	0.30
Total from Investment Operations	1.04		(1.12)	0.48		1.29	1.38	1.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)	(1.00)		(0.91)	(0.69)	(0.75)
Total Distributions	—		(0.41)	(1.00)		(0.91)	(0.69)	(0.75)
Redemption Fees	0.00	‡	—	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$10.98		$9.94	$11.47		$11.99	$11.61	$10.92
Total Return++	10.46	%#	(10.07)%	4.68%		11.08%	12.78%	10.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,331		$21,887	$52,686		$81,212	$92,294	$81,109
Ratio of Expenses to Average Net Assets (1)	0.85	%*+	0.83%+	0.93	%^+	0.93%^	1.01%	1.04%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.84	%*+	0.81%+	0.85	%+	0.92%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets (1)	5.03	%*+	9.16%+	6.28	%+	6.11%	7.02%	7.33%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	113	%#	248%	155%		55%	84%	151%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.50	%*+	1.61%+	1.21	%+	1.04%	N/A	1.07%
Net Investment Income to Average Net Assets	4.38	%*+	8.38%+	6.00	%+	6.00%	N/A	7.30%

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

§	Amount is less than 0.005% .

The accompanying notes are an integral part of the financial statements.	107

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class P††
	Six Months
	Ended June 30,		Year Ended December 31,
Selected Per Share Data and Ratios	2009 (unaudited)		2008	2007		2006	2005	2004
Net Asset Value, Beginning of Period	$10.18		$11.77	$12.29		$11.85	$11.16	$10.80
Income (Loss) from Investment Operations:
Net Investment Income†	0.41		0.94	0.69		0.50	0.78	0.78
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(2.13)	(0.23)		0.81	0.60	0.30
Total from Investment Operations	1.05		(1.19)	0.46		1.31	1.38	1.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)	(0.98)		(0.87)	(0.69)	(0.72)
Total Distributions	—		(0.40)	(0.98)		(0.87)	(0.69)	(0.72)
Redemption Fees	0.00	‡	—	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$11.23		$10.18	$11.77		$12.29	$11.85	$11.16
Total Return++	10.31	%#	(10.34)%	4.29%		10.79%	12.54%	9.90%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,796		$3,640	$870		$565	$596	$437
Ratio of Expenses to Average Net Assets (1)	1.10	%*+	1.12%+	1.20	%^+	1.17%^	1.26%	1.29%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%*+	1.10%+	1.10	%+	1.16%	1.25%	1.29%
Ratio of Net Investment Income to Average Net Assets (1)	8.13	%*+	8.56%+	5.99	%+	5.94%	6.70%	7.07%
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.00	%§	N/A	N/A	N/A
Portfolio Turnover Rate	113	%#	248%	155%		55%	84%	151%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.76	%*+	2.31%+	1.49	%+	1.29%	N/A	1.32%
Net Investment Income to Average Net Assets	7.47	%*+	7.37%+	5.71	%+	5.82%	N/A	7.04%

††

On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

^

Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

§	Amount is less than 0.005%.

108	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class H
	Six Months		Period from
	Ended June 30,		January 2, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		December 31, 2008
Net Asset Value, Beginning of Period	$10.18		$11.86
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.88
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(2.17)
Total from Investment Operations	1.05		(1.29)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$11.23		$10.18
Total Return++	10.31	%#	(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,030		$1,758
Ratio of Expenses to Average Net Assets (1)	1.10	%*+	1.18	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.09	%*+	1.10	%*+
Ratio of Net Investment Income to Average Net Assets (1)	5.56	%*+	7.66	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	113	%#	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.65	%*+	2.11	%*+
Net Investment Income to Average Net Assets	5.01	%*+	6.73	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
‡	Amount is less than $0.005 per share.
++	Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

The accompanying notes are an integral part of the financial statements.	109

2009 Semi-Annual Report

June 30, 2009

Financial Highlights

Emerging Markets Debt Portfolio

	Class L
	Six Months		Period from
	Ended June 30,		June 16, 2008^ to
Selected Per Share Data and Ratios	2009 (unaudited)		December 31, 2008
Net Asset Value, Beginning of Period	$10.09		$11.84
Income (Loss) from Investment Operations:
Net Investment Income†	0.57		0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.44		(1.87)
Total from Investment Operations	1.01		(1.37)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)
Total Distributions	—		(0.38)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$11.10		$10.09
Total Return++	10.01	%#	(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$767		$342
Ratio of Expenses to Average Net Assets (1)	1.60	%*+	1.72	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.59	%*+	1.60	%*+
Ratio of Net Investment Income to Average Net Assets (1)	11.27	%*+	8.78	%*+
Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	113	%#	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.03	%*+	3.03	%*+
Net Investment Income to Average Net Assets	10.84	%*+	7.47	%*+

^	Commencement of Operations
†	Per share amount is based on average shares outstanding.
++	Calculated based on the net asset value as of the last business day of the period.
#	Not Annualized
*	Annualized
+

The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The affect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley Affiliates to Average Net Assets”.

110	The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of sixteen separate, active, diversified and non-diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Class P shares, Class H shares and Class L shares. Each Portfolio (with the exception of the Global Real Estate and Emerging Markets Debt Portfolios), offers two classes of shares — Class I and Class P. Global Real Estate and Emerging Markets Debt Portfolios offer Class I shares, Class P shares, Class H shares and Class L shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the domestic and international equity portfolios is to seek capital appreciation by investing in equity and equity-related securities. The investment objective of the international fixed income portfolio is primarily to seek a high total return by investing in fixed income securities.

The Global Franchise Portfolio is currently closed to new investors. However, this Portfolio will continue to offer shares as follows: (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Portfolio in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Portfolio is held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees, (7) to benefit plans sponsored by Morgan Stanley and its affiliates, and (8) through certain mutual fund wrap programs sponsored by affiliates of the Adviser. Effective August 10, 2009, this Portfolio will continue to offer shares of the Portfolio to existing shareholders and will recommence offering shares of the Portfolio to other new investors.

The Fund has suspended offering shares of the Small Company Growth Portfolio and the Global Value Equity Portfolio to new investors. The Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.                                      Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

the NYSE, as determined in good faith under procedures established by the Directors.

2.                                      Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank, prior to the close of the NYSE, as follows:

•                                          investments, other assets and liabilities-at the prevailing rates of exchange on the valuation date;

•                                          investment transactions, investment income and expenses-at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of government supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued on the Portfolio of Investments.

3.                                      Derivatives: Certain Portfolios may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio’s holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Investment

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolios’ investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that each Portfolio may use and their associated risks:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts.

Options. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument such as a security, currency or index, at an agreed upon price typically in exchange for a premium paid by the Portfolio. If a Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected. When a Portfolio has an unrealized loss on a swap contract, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within “Swap Contracts” on the Statement of Assets and Liabilities. For cash collateral received, a Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

The Portfolios adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (FSP FAS 133-1 and FIN 45-4), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives. The Portfolios’ use of

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps. Where a Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Structured Investments. Certain Portfolios also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counter-party risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s illiquidity to the extent that a Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Foreign Currency Forward Contracts. In connection with its investments in foreign securities, a Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which a Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. A currency exchange contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records realized gains (losses) when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Hedging a Portfolio’s currency risks involves the risk of mismatching a Portfolio’s objectives under a currency exchange or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which a Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), effective December 29, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolios use derivative instruments, how these derivative instruments are accounted for and their effects on each Portfolio’s financial position and results of operations.

The following table sets forth the fair value of each Portfolio’s derivative contracts by primary risk exposure as of June 30, 2009.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Active International Allocation:

		Foreign
	Statement of	Currency
	Assets and	Contracts	Futures
Primary Risk Exposure	Liabilities	(000)	(000)(a)
Assets:
Foreign Currency Contracts	Receivables	$737	$—
Equity Contracts.	Receivables	—	114
Total		$737	$114
Liabilities:
Foreign Currency Contracts	Payables	$(340)	$—
Equity Contracts	Payables	—	(9)
Total		$(340)	$(9)

Emerging Markets:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$20
Liabilities:
Foreign Currency Contracts	Payables	$(6)

Global Franchise:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Liabilities:
Foreign Currency Contracts	Payables	$(116)

Global Real Estate:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$—	@
Liabilities:
Foreign Currency Contracts	Payables	$(2)

Global Value Equity:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Liabilities:
Foreign Currency Contracts	Payables	$(48)

International Equity:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$41
Liabilities:
Foreign Currency Contracts	Payables	$(518)

International Growth Equity:

Foreign
Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$—	@
Liabilities:
Foreign Currency Contracts	Payables	$ (—	@)

International Real Estate:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$10
Liabilities:
Foreign Currency Contracts	Payables	$(1)

International Small Cap:

		Foreign
		Currency
	Statement of Assets	Contracts
Primary Risk Exposure	and Liabilities	(000)
Assets:
Foreign Currency Contracts	Receivables	$7
Liabilities:
Foreign Currency Contracts	Payables	$ (—	@)

Emerging Markets Debt:

		Foreign
	Statement of	Currency
	Assets and	Contracts	Futures
Primary Risk Exposure	Liabilities	(000)	(000)(a)
Assets:
Interest Rate Contracts	Receivables	$—	$6
Foreign Currency Contracts	Receivables	34	—
Total		$34	$6
Liabilities:
Foreign Currency Contracts	Payables	$(4)	$—

(a)   This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin, receivable/payable to brokers.

The following tables set forth by primary risk exposure the Portfolio’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2009 in accordance with SFAS 161.

Active International Allocation:

		Foreign
		Currency
	Statement of	Contracts	Futures
Primary Risk Exposure	Operations	(000)	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(209)	$—
Equity Contracts	Realized Gain (Loss) on Futures Contracts	—	2,647
Total		$(209)	$2,647

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Active International Allocation:

		Foreign
		Currency
	Statement of	Contracts	Futures
Primary Risk Exposure	Operations	(000)	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$226	$—
Equity Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	(123)
Total		$226	$(123)

Emerging Markets:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$3,571

Emerging Markets:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(547)

Global Franchise:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(725)

Global Franchise:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(485)

Global Real Estate:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$29

Global Real Estate:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$6

Global Value Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(291)

Global Value Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(179)

International Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$15,122

International Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$(32,075)

International Growth Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(27)

International Growth Equity:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$—	@

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

International Real Estate:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$248

International Real Estate:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$4

International Small Cap:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$258

International Small Cap:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	$15

Capital Growth:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(6)

Focus Growth:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$ (—	@)

Large Cap Relative Value:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$7

Small Company Growth:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$(45)

U.S. Real Estate:

		Foreign
		Currency
	Statement of	Contracts
Primary Risk Exposure	Operations	(000)
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	$ (—	@)

Emerging Markets Debt:

		Foreign
		Currency
	Statement of	Contracts	Futures	Swaps
Primary Risk Exposure	Operations	(000)	(000)	(000)
Interest Rate Contracts	Realized Gain (Loss) on Futures Contracts and Swap Agreements	$—	$13	$500
Foreign Currency Contracts	Realized Gain (Loss) on Foreign Currency Exchange Contracts	(196)	—	—
Total		$(196)	$13	$500

Emerging Markets Debt:

		Foreign
		Currency
	Statement of	Contracts	Futures	Swaps
Primary Risk Exposure	Operations	(000)	(000)	(000)
Interest Rate Contracts	Change in Unrealized Appreciation (Depreciation) on Futures Contracts and Swap Agreements	$—	$13	$500
Foreign Currency Contracts	Change in Unrealized Appreciation (Depreciation) on Foreign Currency Exchange Contracts	(196)	—	—
Total		$(196)	$13	$500

@ Amount is less than $500.

All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments and the volume of these open positions relative to the net assets of each respective Portfolio is generally representative of open positions throughout the reporting period for each respective Portfolio.

4.              Loan Agreements: Certain Portfolios may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions (“Lenders”) deemed to be creditworthy by the investment adviser. A Portfolio’s investments in Loans may be in the form of participation in Loans (“Participation”) or

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

assignments of all or a portion of Loans (“Assignments”) from third parties. A Portfolio’s investment in a Participation typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolios have the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolios generally have no right to enforce compliance by the borrower under the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Portfolio. When a Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

5.                                      Short Sales: Certain Portfolios may sell securities short. A short sale is a transaction in which a Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. Dividends and interest payable on such securities sold short are included in dividend expense and interest expense, respectively, in the Statements of Operations. A Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will either designate on the Portfolio’s records or place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from the purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6.                                      Securities Lending: Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements backed by U.S. Treasury and Agency securities. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at June 30, 2009 are as follows:

	Value of Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)
Active International Allocation	$44,037	$46,218
Emerging Markets	152,617	165,112
Global Real Estate	14,515	15,748
Global Value Equity	2,072	2,163
International Equity	195,230	205,225
International Growth Equity	1,125	1,195
International Real Estate	27,401	28,835
U.S. Real Estate	114,563	117,490

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

The following Portfolios had income from securities lending (after rebates to borrowers and fees paid to securities lending agent):

Portfolio	Net Interest Earned by Portfolio (000)
Active International Allocation	$506
Emerging Markets	447
Global Real Estate	329
Global Value Equity	15
International Equity	2,611
International Growth Equity	11
International Real Estate	476
U.S. Real Estate	148
Emerging Markets Debt	2

7.              Repurchase Agreements: The Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

8.              Unfunded Commitments: Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT I, LLC the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2009, BRCP REIT I, LLC has drawn down approximately $2,287,000 which represents 32.7% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and BRCP REIT II, LLC the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2009, BRCP REIT II, LLC has drawn down approximately $3,352,000 which represents 37.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Exeter Industrial Value Fund LP the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2009, Exeter Industrial Value Fund LP has drawn down approximately $850,000 which represents 42.5% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Exeter Industrial Value Fund LP the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2009, Exeter Industrial Value Fund LP has drawn down approximately $3,613,000 which represents 42.5% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2009, Keystone Industrial Fund, LP has drawn down approximately $6,070,000 which represents 80.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $19,000 for which it will receive 19,000 shares of common stock. As of June 30, 2009, Keystone Industrial Fund II, LP has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Keystone Industrial Fund II, LP, the Portfolio has made a subscription commitment of $38,000 for which it will receive 38,000 shares of common stock. As of June 30, 2009, Keystone Industrial Fund II, LP has not drawn down on the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2009, Cabot Industrial Value Fund II, LP has drawn down approximately $6,650,000 which represents 88.7% of the commitment.

Subject to the terms of a Subscription Agreement between the U.S. Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2009, Cabot Industrial Value Fund III, LP has drawn down approximately $332,000 which represents 4.4% of the commitment.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Subject to the terms of a Subscription Agreement between the Global Real Estate Portfolio and Cabot Industrial Value Fund III, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 7,500,000 shares of common stock. As of June 30, 2009, Cabot Industrial Value Fund III, LP has drawn down approximately $332,000 which represents 4.4% of the commitment.

9.              Redemption Fees: The following redemption fees are designed to protect each Portfolio and its shareholders from the effects of short-term trading. Shares of the Active International Allocation, Emerging Markets, International Equity, International Growth Equity, International Real Estate, International Small Cap, Small Company Growth and Emerging Markets Debt Portfolios redeemed within 30 days of purchase may be subject to a 2% redemption fee.

10.       Restricted Securities: Certain Portfolios may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period.

11.       Fair Value Measurement: In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

12.         Subsequent Event: In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Portfolio as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13.         Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on the specific identified cost basis. Dividend income and distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Certain Portfolios may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides the Fund with investment advisory services under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below.

	Average Daily	Advisory
Portfolio	Net Assets	Fee
Active International Allocation	first $1.0 billion	0.65%
	over $1.0 billion	0.60

Emerging Markets	first $500 million	1.25
	next $500 million	1.20
	next $1.5 billion	1.15
	over $2.5 billion	1.00

Global Franchise	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70

Global Real Estate		0.85

Global Value Equity	first $1.0 billion	0.67
	next $500 million	0.645
	next $1.0 billion	0.62
	next $1.0 billion	0.595
	next $1.0 billion	0.57
	over $4.5 billion	0.545

International Equity	first $10 billion	0.80
	over $10 billion	0.75

International Growth Equity	first $1.0 billion	0.75
	over $1.0 billion	0.70

International Real Estate		0.80

International Small Cap	first $1.5 billion	0.95
	over $1.5 billion	0.90

Capital Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35

Focus Growth	first $1.0 billion	0.50
	next $1.0 billion	0.45
	next $1.0 billion	0.40
	over $3.0 billion	0.35

Large Cap Relative Value	first $150 million	0.50
	next $100 million	0.45
	next $100 million	0.40
	over $350 million	0.35

Small Company Growth	first $1.0 billion	0.92
	next $500 million	0.85
	over $1.5 billion	0.80

U.S. Real Estate	first $500 million	0.80
	next $500 million	0.75
	over $1.0 billion	0.70

U.S. Small/Mid Cap Value		0.67

Emerging Markets Debt	first $500 million	0.75
	next $500 million	0.70
	over $1.0 billion	0.65

MS Investment Management has voluntarily agreed to waive fees payable to it and to reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if necessary, if the total annual operating expenses, excluding bank overdraft, certain foreign taxes, transfer agent fees for Class H and Class L Shares and extraordinary expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated as follows:

	Maximum Expense Ratio
	Class I	Class P	Class H	Class L
Active International Allocation	0.80%	1.05%	N/A	N/A
Emerging Markets	1.65	1.90	N/A	N/A
Global Franchise	1.00	1.25	N/A	N/A
Global Real Estate	1.05	1.30	1.30%	1.80%
Global Value Equity	1.00	1.25	N/A	N/A
International Equity	1.00	1.25	N/A	N/A
International Growth Equity	1.00	1.25	N/A	N/A
International Real Estate	1.00	1.25	N/A	N/A
International Small Cap	1.15	1.40	N/A	N/A
Capital Growth	0.80	1.05	N/A	N/A
Focus Growth	1.00	1.25	N/A	N/A
Large Cap Relative Value	0.70	0.95	N/A	N/A
Small Company Growth	1.10	1.35	N/A	N/A
U.S. Real Estate	1.00	1.25	N/A	N/A
U.S. Small/Mid Cap Value	N/A	N/A	N/A	N/A
Emerging Markets Debt	0.85	1.10	1.10	1.60

The following changes to the Maximum Expense Ratio will become effective July 1, 2009. Transfer agent fees for Class H and Class L shares are no longer excluded from the total annual operating expenses. The Maximum Expense Ratio for Class I and P, respectively, will be reduced to 0.95% and 1.20% for the International Equity Portfolio and 1.05% and 1.30% for the Small Company Growth Portfolio.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended June 30, 2009, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees
Waived and/or
Reimbursed
Portfolio	(000)
Active International Allocation	$180
Global Franchise	4
Global Value Equity	42
International Growth Equity	53
International Small Cap	15
Focus Growth	41
Large Cap Relative Value	47
Emerging Markets Debt	84

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (each a “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers, subject to the control and supervision of the Fund, its officers, Directors and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolios, make certain day-to-day investment decisions for certain Portfolios and place certain of the Portfolios’ purchase and sales orders. The Adviser pays the Sub-Advisers

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios which receive these services.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for a monthly fee, which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. Administration costs (including out-of-pocket expenses) incurred in the ordinary course of providing services under the administration agreement, except pricing services and extraordinary expenses, are covered under the administration fee. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. Distribution and Shareholder Servicing Fees: Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Fund’s Distributor of Portfolio shares pursuant to a Distribution agreement. The Fund had adopted Shareholder Service Plans with respect to Class P and Class H shares pursuant to Rule 12b-1 under the 1940 Act. Under the Shareholder Service Plans, each applicable Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares.

In addition, the Fund has adopted a Distribution and Shareholder Service Plan with respect to Class L shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Shareholder Service Plan, each applicable Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class L shares.

The distribution and shareholder servicing fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

G. Portfolio Investment Activity:

1.              Security Transactions: During the six months ended June 30, 2009, purchases and sales of investment securities, other than long-term U.S. Government securities and short-term investments, were:

	Purchases	Sales
Portfolio	(000)	(000)
Active International Allocation	$95,428	$172,576
Emerging Markets	520,331	432,166
Global Franchise	6,872	11,237
Global Real Estate	137,002	133,144
Global Value Equity	2,727	7,189
International Equity	737,032	620,876
International Growth Equity	17,657	14,160
International Real Estate	103,832	185,365
International Small Cap	199,715	208,457
Capital Growth	39,379	140,159
Focus Growth	399	1,378
Large Cap Relative Value	89,338	48,732
Small Company Growth	119,372	126,791
U.S. Real Estate	109,004	92,792
U.S. Small/Mid Cap Value	5,088	4,799
Emerging Markets Debt	28,987	28,476

There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2009.

2.              Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended June 30, 2009 is set forth below:

	Market Value				Market Value
	December 31,	Purchases	Sales	Dividend	June 30,
	2008	at Cost	Proceeds	Income	2009
Portfolio	(000)	(000)	(000)	(000)	(000)
Active International Allocation	$97,760	$147,521	$199,344	$396	$45,937
Emerging Markets	172,174	535,524	545,860	409	161,838
Global Franchise	2,897	13,970	13,985	3	2,882
Global Real Estate	48,466	77,831	113,915	266	12,382
Global Value Equity	3,499	11,022	11,726	13	2,795

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

	Market Value				Market Value
	December 31,	Purchases	Sales	Dividend	June 30,
	2008	at Cost	Proceeds	Income	2009
Portfolio	(000)	(000)	(000)	(000)	(000)
International Equity	$376,123	$723,533	$826,685	$2,239	$272,971
International Growth Equity	7,810	10,529	16,303	32	2,036
International Real Estate	44,418	127,466	148,821	370	23,063
International Small Cap	12,029	68,164	75,983	12	4,210
Capital Growth	11,972	99,538	111,510	21	—
Focus Growth	51	1,157	557	1	651
Large Cap Relative Value	10,003	58,318	57,297	25	11,024
Small Company Growth	17,235	126,558	106,691	24	37,102
U.S. Real Estate	110,843	275,341	285,524	127	100,660
U.S. Small/Mid Cap Value	861	2,196	2,245	2	812
Emerging Markets Debt	3,665	34,663	37,288	5	1,040

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended June 30, 2009, advisory fees paid were reduced as follows:

	Rebate
Portfolio	(000)
Active International Allocation	$7
Emerging Markets	69
Global Franchise	2
Global Real Estate	7
Global Value Equity	1
International Equity	103
International Growth Equity	1
International Real Estate	6
International Small Cap	3
Capital Growth	9
Focus Growth	—	@
Large Cap Relative Value	8
Small Company Growth	10
U.S. Real Estate	7
U.S. Small/Mid Cap Value	1
Emerging Markets Debt	1

@ Amount is less than $500.

The Emerging Markets Equity Portfolio invests in Morgan Stanley Growth Fund., an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund was acquired at a cost of $3,415,000.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows.

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2008	At Cost	Proceeds	Income	2009
(000)	(000)	(000)	(000)	(000)
$11,192	$—	$—	$—	$16,850

The Active International Allocation Portfolio invests in Mitsubishi UFJ Financial Group, Inc and Mitsubishi UFL Lease & Finance Co., Ltd.., affiliates of the Adviser. The Mitsubishi UFJ Financial Group, Inc. and Mitsubishi UFL Lease & Finance Co., Ltd., were acquired at a cost of $8,810,000 and $28,000, respectively.

A summary of the Portfolio’s transactions in shares of The Mitsubishi UFJ Financial Group, Inc. and Mitsubishi UFL Lease & Finance Co., Ltd. during the six months ended June 30, 2009 is as follows.

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2008	At Cost	Proceeds	Income	2009
(000)	(000)	(000)	(000)	(000)
$5,087	$—	$—	$26	$3,090

Market Value					Market Value
December 31,	Purchases	Sales	Dividend		June 30,
2008	At Cost	Proceeds	Income		2009
(000)	(000)	(000)	(000)		(000)
$15	$—	$—	$—	@	$19

The Large Cap Relative Value Portfolio invests in Mitsubishi UFJ Financial Group, Inc. ADR, an affiliate of the Adviser. The Mitsubishi UFJ Financial Group, Inc. ADR, was acquired at a cost of $550,000.

A summary of the Portfolio’s transactions in shares of the affiliated issuer during the six months ended June 30, 2009 is as follows.

Market Value				Market Value
December 31,	Purchases	Sales	Dividend	June 30,
2008	At Cost	Proceeds	Income	2009
(000)	(000)	(000)	(000)	(000)
$368	$—	$—	$—	$363

During the six months ended June 30, 2009, the following Portfolios paid brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker/dealer:

	Broker
	Commissions
Portfolio	(000)
Emerging Markets	$52
Global Real Estate	3
International Equity	1
International Growth Equity	—	@
International Real Estate	3
Capital Growth	18
Large Cap Relative Value	10
U.S. Small/Mid Cap Value	3
U.S. Real Estate	20

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

H. Federal Income Taxes: It is each Portfolio’s intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned. Taxes may also be based on the movement of foreign currency and are accrued based on the value of investments denominated in such currency.

Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2008 and 2007 were as follows:

	2008		2007
	Distributions		Distributions
	Paid From:		Paid From:
		Long-term		Long-term
	Ordinary	Capital	Ordinary	Capital
	Income	Gain	Income	Gain
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$9,170	$40,185	$43,168	$50,249
Emerging Markets	46,243	110,850	111,228	501,698
Global Franchise	6,027	1,482	1,348	17,751
Global Real Estate	1,678	2,130	31,622	3,308
Global Value Equity	2,472	712	2,759	13,384
International Equity*	105,453	309,605	205,097	800,160
International Growth Equity	1,891	267	127	260
International Real Estate	152	5,259	91,243	63,755
International Small Cap	13,263	30,493	21,636	212,655
Capital Growth	4,769	1,427	5,423	—
Focus Growth	24	—	22	—
Large Cap Relative Value	4,799	1,219	5,050	11,838
Small Company Growth*	—	—	—	82,806
U.S. Real Estate	20,213	70,297	69,511	339,875
U.S. Small/Mid Cap Value	31	—	18	—
Emerging Markets Debt	989	—	4,283	—

* Amounts based on October 31 tax year end.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT adjustments, foreign currency transactions, foreign futures and options transactions, short sales, defaulted bonds, paydown adjustments, return of capital from certain securities, expiring capital losses, distribution redesignations, foreign taxes paid on capital gains, net operating losses, nondeductible expenses, certain equity securities designated as issued by “passive foreign investment companies” and excess distributions resulted in the following reclassifications among the Portfolios’ components of net assets at December 31, 2008:

	Accumulated
	Undistributed
	(Distribution
	in Excess of) Net	Accumulated
	Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Active International Allocation	$(10,538)	$10,538	$— @
Emerging Markets	(2,191)	5,759	(3,568)
Global Franchise	3,607	(3,607)	—
Global Real Estate	476	(267)	(209)
Global Value Equity	957	(955)	(2)
International Equity	(12,811)	6,509	6,302
International Growth Equity	23	(23)	—
International Real Estate	7,426	(6,001)	(1,425)
International Small Cap	763	(763)	—
Capital Growth	2,188	(51)	(2,137)
Focus Growth	30	(3)	(27)
Large Cap Relative Value	(1)	1	—
Small Company Growth	2,515	98	(2,613)
U.S. Real Estate	(1,006)	3,810	(2,804)
U.S. Small/Mid Cap Value	1	— @	(1)
Emerging Markets Debt	(1,963)	2,411	(448)

@ Amount is less than $500.

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term
	Income	Capital Gain
Portfolio	(000)	(000)
Active International Allocation	$1,349	$—
Global Franchise	1,058	—
Global Real Estate	210	—
Global Value Equity	312	5
International Growth Equity	11	—
International Small Cap	768	—
Large Cap Relative Value	30	—
U.S. Real Estate	283	—
Emerging Markets Debt	353	—

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

Any Portfolios not shown above had no distributable earnings on a tax basis at December 31, 2008.

At June 30, 2009, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each of the Portfolios were:

				Net
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Active International Allocation	$584,752	$36,512	$(83,221)	$(46,709)
Emerging Markets	1,779,470	259,798	(165,603)	94,195
Global Franchise	85,763	6,766	(12,128)	(5,362)
Global Real Estate	884,667	9,781	(325,935)	(316,154)
Global Value Equity	32,116	3,955	(753)	3,202
International Equity	3,848,075	293,253	(563,180)	(269,927)
International Growth Equity	61,775	1,950	(13,511)	(11,561)
International Real Estate	793,494	5,151	(399,442)	(394,291)
International Small Cap	336,925	27,310	(38,942)	(11,632)
Capital Growth	699,967	97,108	(167,264)	(70,156)
Focus Growth	8,845	459	(2,046)	(1,587)
Large Cap Relative Value	253,347	8,280	(38,002)	(29,722)
Small Company Growth	1,487,661	129,205	(415,083)	(285,878)
U.S. Real Estate	835,192	4,377	(216,542)	(212,165)
U.S. Small/Mid Cap Value	18,704	933	(2,133)	(1,200)
Emerging Markets Debt	28,204	1,239	(190)	1,049

At December 31, 2008, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Portfolio	2009	2010	2011	2012	2015	2016	Total
Active International Allocation	$—	$—	$—	$—	$—	$1,241	$1,241
Global Franchise	—	—	—	—	—	275	275
Global Real Estate	—	—	—	—	—	54,045	54,045
International Growth Equity	—	—	—	—	—	5,211	5,211
International Real Estate	—	—	—	—	—	98,798	98,798
International Small Cap	—	—	—	—	—	31,842	31,842
Capital Growth	—	—	—	—	—	61,044	61,044
Focus Growth	—	15,905	—	296	—	334	16,535
Large Cap Relative Value*	16,090	32,107	—	—	—	2,911	51,108
Small Company Growth	—	14,422	—	—	—	5,069	19,491
U.S. Real Estate	—	—	—	—	—	10,379	10,379
U.S. Small Mid Cap Value	—	—	—	—	—	1,751	1,751

* Capital loss carryover from target fund.

The amounts reflected in the capital loss carryforward table for Large Cap Relative Value Portfolio represent capital loss carryforward brought forward as a result of the Portfolio’s merger with the MSIFT Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2009-2010.

In addition, the amounts reflected in the capital loss carryforward table above for the Small Company Growth Portfolio represent capital loss carryforward acquired from MSIFT Small Cap Growth Portfolio after limitations pursuant to Internal Revenue Code, Section 383. This acquired capital loss carryforward is expected to expire in 2010.

During the year ended December 31, 2008, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Emerging Markets Debt	$778

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital, passive investment company (PFIC), and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio’s next taxable year. For the year ended December 31, 2008, the Portfolio deferred to January 2, 2009 for U.S. Federal income tax purposes, post-October capital, PFIC and currency losses as indicated:

	Capital	Currency		PFIC
	Losses	Losses		Losses
Portfolio	(000)	(000)		(000)
Active International Allocation	$10,760	$—		$—
Emerging Markets	196,824	—		—
Global Real Estate	44,620	—		—
Global Value Equity	14,730	—		25
International Growth Equity	4,363	24		—
International Real Estate	42,341	135		—
International Small Cap	32,177	—		—
Capital Growth	46,658	—		—
Focus Growth	308	—	@	—
Large Cap Relative Value	11,498	—		—
U.S. Real Estate	64,021	—	@	—
U.S. Small/Mid Cap Value	2,220	—		—
Emerging Markets Debt	442	221		—

@ Amount is less than $500.

I. Contractual Obligations: The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other: The net assets of certain Portfolios include foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities. Further, at times certain of the Portfolios’ investments are concentrated in a limited number of

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Notes to Financial Statements (cont’d)

countries and regions. This concentration may further increase the risk of the Portfolio.

Global Real Estate, International Real Estate and U.S. Real Estate Portfolios invest a significant portion of their assets in securities of real estate investment trusts (REITs). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolios.

The Emerging Markets Debt Portfolio holds a significant portion of its investments in securities which are traded by a small number of market makers who may also be utilized by the Portfolio to provide pricing information used to value such investments. The amounts realized upon disposition of these securities may differ from the value reflected on the Statements of Assets and Liabilities.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, including Russia, ownership of shares is defined according to entries in the issuer’s share register. In Russia, currently no central registration system exists and the share registrars may not be subject to effective state supervision. It is possible that a Portfolio could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of counterparty’s failure to complete the transaction.

On November 19, 2008, the Board of Directors approved, subject to shareholder approval, a reorganization of Global Value Equity Portfolio into Global Franchise Portfolio. Completion of the reorganization is subject to a number of conditions, including approval by the shareholders of the Global Value Equity Portfolio.

At June 30, 2009, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios.

These Portfolios and the aggregate percentage of such owners were as follows:

	Percentage of Ownership
Portfolio	Class I	Class P	Class H	Class L
Active International Allocation	—%	14.7%	—%	—%
Emerging Markets	52.4	87.4	—	—
Global Franchise	84.2	—	—	—
Global Real Estate	31.7	85.0	—	—
Global Value Equity	68.3	92.1	—	—
International Equity	11.6	78.2	—	—
International Growth Equity	82.8	—	—	—
International Real Estate	70.9	84.9	—	—
International Small Cap	26.8	—	—	—
Capital Growth	38.3	77.2	—	—
Focus Growth	19.1	63.8	—	—
Large Cap Relative Value	84.5	98.4	—	—
Small Company Growth	36.7	53.4	—	—
U.S. Real Estate	38.2	75.4	—	—
U.S. Small/Mid Cap Value	22.2	—	—	—
Emerging Markets Debt	76.9	58.2	—	—

2009 Semi-Annual Report

June 30, 2009 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Fund, Inc. (collectively, the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (“the Policy”) annually.

This Policy applies to individual clients who are current and former advisory clients of certain Morgan Stanley Investment Management’s U.S. investment advisers and to current and former individual investors in the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives.

This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“other Morgan Stanley companies”), including but not limited to our global financial services affiliates that are part of our integrated securities and investment management business, and our credit services affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.   WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other Morgan Stanley companies and to nonaffiliated third parties.

a. Information we disclose to other Morgan Stanley companies

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other Morgan Stanley companies. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

b. Information we disclose to third parties:

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf.

Morgan Stanley recognizes that your relationship with your Financial Advisor is important. If your Financial Advisor’s affiliation with Morgan Stanley ends and he/she joins a nonaffiliated securities broker-dealer with which Morgan Stanley has entered into an agreement limiting the use of information, Morgan Stanley will permit your Financial Advisor to retain certain of your contact information, limited to your name, address, e-mail address, phone number and account title.

When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We respect your privacy and offer you choices as to whether we share with other Morgan Stanley companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with other Morgan Stanley companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

You may limit other Morgan Stanley companies from marketing their products or services to you based on your personal information that they receive from other Morgan Stanley companies. This information includes your income, assets and account history. Your choice to limit marketing offers from other Morgan Stanley companies will apply until you tell us to change your choice.

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 548-7786
Monday–Friday between 8 a.m. and 5 p.m. (ET)

•	Writing to us at the following address:

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company, Inc.
PO Box 219804
Kansas City, MO 64121-9804

2009 Semi-Annual Report

June 30, 2009 (unaudited)

U.S. Privacy Policy (cont’d)

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about Morgan Stanley products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Morgan Stanley, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Morgan Stanley Institutional Fund, Inc.

c/o Morgan Stanley Services Company, Inc.

PO Box 219804

Kansas City, MO 64121-9804

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

© 2009 Morgan Stanley Institutional Fund, Inc.

2009 Semi-Annual Report

June 30, 2009 (unaudited)

Director and Officer Information

Directors	Officers
Michael E. Nugent	Michael E. Nugent
Chairperson of the Board and Director
Frank L. Bowman
Randy Takian
Michael Bozic	President and Principal Executive Officer

Kathleen A. Dennis	Kevin Klingert
Vice President
James F. Higgins
Carsten Otto
Dr. Manuel H. Johnson	Chief Compliance Officer

Joseph J. Kearns	Stefanie V. Chang Yu
Vice President
Michael F. Klein
Mary E. Mullin
W. Allen Reed	Secretary

Fergus Reid	James W. Garrett
Treasurer and Chief Financial Officer
Investment Adviser and Administrator
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400

West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219804

Kansas City, MO 64121-9804

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Fund, Inc. which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

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Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

MSIF: (800) 548-7786

© 2009 Morgan Stanley

MSIFISAN IU09-03475P-Y06/09

\Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund, Inc.

By:	/s/ Randy Takian

Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian

Name:	Randy Takian
Title:	Principal Executive Officer
Date:	August 20, 2009

By:	/s/ James W. Garrett

Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	August 20, 2009